                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

           Investment Company Act file number 811-21674
                                              ---------

                     NUVEEN EQUITY PREMIUM OPPORTUNITY FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 917-7700
                                                           ---------------------

                     Date of fiscal year end: December 31
                                              -------------------

                  Date of reporting period: June 30, 2006
                                            ---------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. SS. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                 SEMIANNUAL REPORT JUNE 30, 2006

                        NUVEEN INVESTMENTS
                        EXCHANGE-TRADED
                        CLOSED-END
                        FUNDS

               NUVEEN EQUITY
              PREMIUM INCOME
                        FUND
                         JPZ

               NUVEEN EQUITY
         PREMIUM OPPORTUNITY
                        FUND
                         JSN

               NUVEEN EQUITY
           PREMIUM ADVANTAGE
                        FUND
                         JLA

               NUVEEN EQUITY
          PREMIUM AND GROWTH
                        FUND
                         JPG

                        ATTRACTIVE MONTHLY
                        DISTRIBUTIONS AND
                        A MEASURE OF DOWNSIDE
                        PROTECTION FROM AN
                        INTEGRATED INDEX OPTION
                        AND EQUITY STRATEGY

                                                                     NUVEEN LOGO

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

         WWW.INVESTORDELIVERY.COM             OR       WWW.NUVEEN.COM/ACCOUNTACCESS
         if you get your Nuveen Fund                   if you get your Nuveen Fund
         dividends and statements from                 dividends and statements directly
         your financial advisor or                     from Nuveen.
         brokerage account.
         (Be sure to have the address
         sheet that accompanied this
         report handy. You'll need it to
         complete the enrollment process.)

                                                                     NUVEEN LOGO

                                                    (TIMOTHY SCHWERTFEGER PHOTO)
                                                         Timothy R. Schwertfeger
                                                           Chairman of the Board


     CHAIRMAN'S
           LETTER TO SHAREHOLDERS

      Dear Shareholder:

      I am very pleased to report that over the six-month period covered by this report, your Fund continued to provide you with attractive monthly income from a portfolio well positioned to play an important role in a well-balanced portfolio. For more information on your Fund's performance, please read the Portfolio Managers' Comments, the Distribution and Share Price Information, and the Performance Overview sections of this report.

      Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. Since one part of your portfolio may be going up when another is going down, portfolio diversification may help smooth your investment returns over time. In addition to providing regular monthly income, an investment like your Fund may help you achieve and benefit from greater portfolio diversification. Your financial advisor can explain these potential advantages in more detail. I urge you to contact him or her soon for more information on this important investment strategy.

"IN ADDITION TO PROVIDING REGULAR MONTHLY INCOME, AN INVESTMENT LIKE YOUR FUND MAY HELP YOU ACHIEVE AND BENEFIT FROM GREATER PORTFOLIO DIVERSIFICATION."

      At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

(TIMOTHY SCHWERTFEGER SIG)
Timothy R. Schwertfeger
Chairman of the Board

August 11, 2006

Nuveen Investments Exchange-Traded Closed-End Funds

(JPZ, JSN, JLA, JPG)

PORTFOLIO MANAGERS'
          COMMENTS

These Funds feature portfolio management by Gateway Investment Advisers, L.P. (Gateway). J. Patrick Rogers and Kenneth H. Toft are the portfolio managers at Gateway responsible for investing the Funds' assets. Patrick joined Gateway in 1989. He has been President and a Director of Gateway since 1995 and is the firm's Chief Executive Officer. Ken joined Gateway in 1992 and has been Vice President and Portfolio Manager since 1997. Here Patrick and Ken talk about their management strategy and the performance of the Funds for the six months ended June 30, 2006.

WHAT IS YOUR OVERALL MANAGEMENT STRATEGY FOR THE SIX MONTHS ENDED JUNE 30, 2006? The core investment strategy employed in each of the closed-end funds consists of an investment in a broadly diversified portfolio of equity securities that seeks to substantially track the price movement of a stock market index or a custom blend of stock market indices. The purpose of the equity portfolio is to support the index option strategy.

For JPZ, the equity portfolio seeks to track the price movements of the S&P 500 index. Over the course of the first half of 2006, the Fund actively sold listed S&P 500 index call options. These call options generated a meaningful amount of regular cash flow, which serves to both reduce the risk of owning the stock portfolio and also to generate much of the return of the combined strategy. The third component of the strategy is the purchase of listed S&P 500 index put options to help protect the value of the stock portfolio in the event of a severe and unexpected pullback in the market.

For JSN, the equity portfolio is invested to replicate the price performance of a custom benchmark consisting of 75% S&P 500 index and 25% NASDAQ-100 index. JSN employs an option strategy similar to JPZ with roughly 75% of the call and put options being S&P 500 index options and the remaining 25% being NASDAQ-100 index options.

For JLA, the overall equity and option strategy is similar to JSN. The differentiating feature of JLA is its underlying equity portfolio, which tracks a custom benchmark of 50% S&P 500 and 50% NASDAQ-100, with a matching option portfolio of S&P 500 and NASDAQ-100 index options.

JPG, the newest of the four closed-end funds, employs a strategy that seeks to track the price movement of the S&P 500 index. The unique feature of JPG is found in the option strategy. Call options are sold and put options are purchased to cover roughly 80% of the value of the portfolio. No options are written or purchased for the remaining

20% of the value of the portfolio, affording the investor a measure of exposure to the broad equity market.

HOW DID THE FUNDS PERFORM OVER THIS SIX-MONTH PERIOD?
The performance of JPZ, JSN, JLA and JPG, as well as the performance of comparative indexes or benchmarks, is shown in the nearby chart:

TOTAL RETURN ON NET ASSET VALUE
For the six-month period ended June 30, 2006

----------------------------------------------------------------------------------------------------
JPZ                                           3.94%
S&P 500                                       2.70%
----------------------------------------------------------------------------------------------------
JSN                                           2.28%
Comparative benchmark(1)                      0.99%
----------------------------------------------------------------------------------------------------
JLA                                           1.85%
Comparative benchmark(2)                      -.70%
----------------------------------------------------------------------------------------------------
JPG                                           4.06%
S&P 500                                       2.70%
----------------------------------------------------------------------------------------------------

Past performance does not guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that a shareholder may have to pay on Fund distributions or upon the sale of Fund shares.

For more information, please see the individual Performance Overview pages in this report.

We are pleased with the performance of the Funds during the six-month period. The JPZ NAV return of 3.94% bested the return of the S&P 500 Index by 1.24%. Similarly, JPG, the Fund which is designed to track the S&P 500, posted an NAV return of 4.06%. The two Funds with a NASDAQ-100 component, JSN and JLA, both posted returns that exceeded their blended stock benchmarks.

We believe that it is important to remember that these Funds use an index option strategy in conjunction with their portfolios of common stocks. As a result, their returns should not be expected to track closely to the returns of the indexes used to produce the comparative benchmarks shown in this report. We provided these benchmarks solely to offer some context to assist shareholders in evaluating the performance of their Funds.

--------------------------------------------------------------------------------
1 JSN comparative benchmark performance is a blended return consisting of: 1)
  75% of the return of the S&P 500 Index, and 2) 25% of the NASDAQ-100 Index, which includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The NASDAQ-100 Index reflects companies across major industry groups including computer hardware and software, tele-communications, retail/wholesale trade and biotechnology.
2 JLA comparative benchmark performance is a blended return consisting of: 1)
  50% of the return of the S&P 500 Index, and 2) 50% of the NASDAQ-100 Index.
--------------------------------------------------------------------------------


Domestic Equity Markets over the course of the year have struggled to find direction. During the first quarter, the broad equity markets posted solid performance against a backdrop of continued strong consumer spending and solid corporate profits, with the S&P 500 up 4.21% and the more tech-heavy NASDAQ-100 Index up 3.68%. The rally continued in April, but in May, stock markets across the world sold off in response to fears of both a global slowdown and rising inflation. Volatility, a key factor in the Funds' option cash flow strategy, headed in the opposite direction, climbing to its highest levels in four years. At the end of the six-month period the S&P 500 ended up 2.70%.

The volatility in the market, particularly when markets struggled in May and June, proved to be a benefit to the Funds. Volatility is a key component in the pricing of cash flow that the Funds can earn through their call writing activity. When volatility is higher, cash flow from the sale of call options rises, which gives the Funds the potential to earn greater returns from the hedging activity as well as to support the dividend distribution. This higher cash flow also provides the potential of cushioning the overall portfolio from losses when the stock portfolio is under pressure.

Going forward, each of the closed-end funds will strive to achieve their respective investment objectives by maintaining a diversified core portfolio of stocks and generating a reliable stream of cash flow from their option activity.

DISTRIBUTION AND SHARE PRICE
        INFORMATION

Each Fund has a managed distribution policy designed to provide relatively stable monthly cash flow to investors. JPZ, JSN, JLA and JPG each paid steady monthly distributions over the course of the period.

Under this managed distribution policy, each Fund seeks to provide a relatively stable monthly distribution paid in part out of the Fund's net investment income (primarily generated by dividends on the stocks in the Fund's portfolio), with the remainder being paid out of a combination of net realized capital gains on the Fund's portfolio investments plus the cash flows generated by each Fund's index option strategy. This portion of the distributions will consist of either net realized capital gains (a combination of long-term and short-term), a return of capital (representing in most cases, to at least a large extent, net unrealized gains), or some combination of the two. The final composition of the characteristics of the distributions cannot be determined with certainty until after the end of the Fund's fiscal year. That final composition will depend on several factors, most importantly the amount of realized gains and losses on the Fund's portfolio securities, and the amount of gains and losses realized in connection with the call options sold by the Fund and the put options purchased by the Fund.

At the end of the reporting period, the Funds' share prices were trading relative to their NAVs as shown in the accompanying table:

                                6/30/06                          AVERAGE PERIOD
                       DISCOUNT/PREMIUM                        DISCOUNT/PREMIUM
-------------------------------------------------------------------------------
JPZ                              -5.72%                                -2.90%
-------------------------------------------------------------------------------
JSN                              -1.10%                                -1.38%
-------------------------------------------------------------------------------
JLA                              -0.77%                                -1.59%
-------------------------------------------------------------------------------
JPG                              -7.74%                                -8.00%
-------------------------------------------------------------------------------

We are providing shareholders with an estimate of the source of each Fund's monthly distribution as of June 30, 2006. These estimates may, and likely will, vary over time based on the investment activities of each Fund and changes in the value of portfolio investments. The final determination of the source and tax characteristics of all distributions will be made after December 31, 2006 and reported to you on Form 1099-DIV early in 2007. More details about each Fund's distributions are available monthly on www.nuveen.com/cef.

JPZ, JSN, JLA, and JPG estimate that 24%, 17%, 10%, and 28% of their monthly distribution will be comprised of net investment income, respectively. The remaining portion of each Fund's monthly distribution is estimated to come from each Fund's index option strategy, which for tax purposes, may be treated as a combination of long-term and short-term capital gains, and/or a return of capital. The tax character of each Fund's index option strategy is largely determined by movements in the underlying equity portfolios. Under the Internal Revenue Code, gains and losses on open option positions are deemed realized on December 31st of each year. In estimating the year-end tax characteristics of these Fund's distributions, it was assumed that the current unrealized gain/loss on open option positions were deemed realized. Based on this assumption, the remaining portion of the monthly distribution for all four Funds would currently be considered a return of capital.

The foregoing presents information about the expected tax characteristics of the Funds' distributions, to conform to a federal securities law requirement that any fund paying distributions from any sources other than net income disclose to shareholders the distribution portions attributable to such other sources. The Funds provide this type of information on a tax basis, instead of on a generally accepted accounting principles (GAAP) basis, because experience has shown that Fund shareholders are most concerned about the tax character of their distributions (and might well be confused by information about distribution characteristics that differed from the tax-based characteristics), and because the Funds also believe that the distributions' tax characteristics fairly represent the economic basis of each Fund's distributions and returns. The breakdown of distribution characteristics according to GAAP likely would differ from the expected tax characteristics shown above.

Nuveen Equity Premium Income Fund
JPZ

PERFORMANCE
     OVERVIEW As of June 30, 2006


PORTFOLIO ALLOCATION
(as a % of total investments)
--------------------------------------------------------------------------------------
Common Stocks                                                                    94.3%
--------------------------------------------------------------------------------------
Put Options                                                                       0.2%
--------------------------------------------------------------------------------------
Short-Term Investments                                                            5.5%
--------------------------------------------------------------------------------------

Bar Chart:
2005-2006 MONTHLY DISTRIBUTIONS PER SHARE

Jul                                                                             0.1420
Aug                                                                             0.1420
Sep                                                                             0.1420
Oct                                                                             0.1420
Nov                                                                             0.1420
Dec                                                                             0.1420
Jan                                                                             0.1420
Feb                                                                             0.1420
Mar                                                                             0.1420
Apr                                                                             0.1420
May                                                                             0.1420
Jun                                                                             0.1420


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.

7/01/05                                                                          20.25
                                                                                 20.49
                                                                                 20.61
                                                                                 20.59
                                                                                 20.44
                                                                                 20.65
                                                                                 20.55
                                                                                 20.40
                                                                                 20.38
                                                                                 20.50
                                                                                 20.50
                                                                                 20.21
                                                                                 20.04
                                                                                 19.88
                                                                                 20.15
                                                                                 19.81
                                                                                 19.46
                                                                                 19.26
                                                                                 19.29
                                                                                 18.90
                                                                                 18.47
                                                                                 18.50
                                                                                 17.76
                                                                                 17.46
                                                                                 17.01
                                                                                 16.94
                                                                                 17.38
                                                                                 18.05
                                                                                 18.10
                                                                                 18.10
                                                                                 18.30
                                                                                 18.20
                                                                                 18.30
                                                                                 18.24
                                                                                 18.48
                                                                                 18.94
                                                                                 18.61
                                                                                 18.29
                                                                                 18.39
                                                                                 18.58
                                                                                 18.63
                                                                                 18.06
                                                                                 17.66
                                                                                 17.72
                                                                                 18.10
                                                                                 17.65
                                                                                 17.40
                                                                                 17.44
                                                                                 17.83
                                                                                 17.50
                                                                                 17.23
                                                                                 17.14
6/30/06                                                                          17.30


FUND SNAPSHOT

----------------------------------------------------------------------
Share Price                                                     $17.30
----------------------------------------------------------------------
Net Asset Value                                                 $18.35
----------------------------------------------------------------------
Premium/(Discount) to NAV                                       -5.72%
----------------------------------------------------------------------
Current Distribution Rate(1)                                     9.85%
----------------------------------------------------------------------
Net Assets ($000)                                             $703,386
----------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 10/26/04)

-------------------------------------------------------------------------------------
                                                              ON SHARE PRICE   ON NAV
-------------------------------------------------------------------------------------
6-Month (Cumulative)                                               4.32%        3.94%

-------------------------------------------------------------------------------------
1-Year                                                            -6.28%        6.01%

-------------------------------------------------------------------------------------
Since
Inception                                                         -0.06%        6.32%

-------------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)

-------------------------------------------------------------------
Pharmaceuticals                                                8.4%
-------------------------------------------------------------------
Commercial Banks                                               7.3%
-------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                    6.8%
-------------------------------------------------------------------
Diversified Financial Services                                 6.0%
-------------------------------------------------------------------
Industrial Conglomerates                                       4.6%
-------------------------------------------------------------------
Insurance                                                      3.3%
-------------------------------------------------------------------
Diversified Telecommunication Services                         3.2%
-------------------------------------------------------------------
Semiconductors & Equipment                                     2.9%
-------------------------------------------------------------------
Specialty Retail                                               2.9%
-------------------------------------------------------------------
Tobacco                                                        2.8%
-------------------------------------------------------------------
Software                                                       2.5%
-------------------------------------------------------------------
Aerospace & Defense                                            2.4%
-------------------------------------------------------------------
Computers & Peripherals                                        2.4%
-------------------------------------------------------------------
Household Products                                             2.3%
-------------------------------------------------------------------
Communications Equipment                                       2.3%
-------------------------------------------------------------------
Energy Equipment & Services                                    2.3%
-------------------------------------------------------------------
Real Estate                                                    2.2%
-------------------------------------------------------------------
Internet Software & Services                                   2.1%
-------------------------------------------------------------------
Commercial Services & Supplies                                 2.1%
-------------------------------------------------------------------
Chemicals                                                      2.0%
-------------------------------------------------------------------
Health Care Providers & Services                               1.8%
-------------------------------------------------------------------
Machinery                                                      1.7%
-------------------------------------------------------------------
Gas Utilities                                                  1.7%
-------------------------------------------------------------------
Put Options                                                    0.2%
-------------------------------------------------------------------
Short-Term Investments                                         5.5%
-------------------------------------------------------------------
Other                                                         18.3%
-------------------------------------------------------------------



1 Current Distribution Rate is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

Nuveen Equity Premium Opportunity Fund
JSN

PERFORMANCE
     OVERVIEW As of June 30, 2006


PORTFOLIO ALLOCATION
(as a % of total investments)
--------------------------------------------------------------------------------------
Common Stocks                                                                    94.9%
--------------------------------------------------------------------------------------
Put Options                                                                       0.2%
--------------------------------------------------------------------------------------
Short-Term Investments                                                            4.9%
--------------------------------------------------------------------------------------

Bar Chart:
2005-2006 MONTHLY DISTRIBUTIONS PER SHARE

Jul                                                                              0.148
Aug                                                                              0.148
Sep                                                                              0.148
Oct                                                                              0.148
Nov                                                                              0.148
Dec                                                                              0.148
Jan                                                                              0.148
Feb                                                                              0.148
Mar                                                                              0.148
Apr                                                                              0.148
May                                                                              0.148
Jun                                                                              0.148

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.

7/01/05                                                                          19.74
                                                                                 19.93
                                                                                 19.97
                                                                                 19.97
                                                                                 19.95
                                                                                 19.99
                                                                                 19.98
                                                                                 19.75
                                                                                 19.80
                                                                                 19.92
                                                                                 19.94
                                                                                 19.86
                                                                                 19.53
                                                                                 19.46
                                                                                 19.79
                                                                                 19.50
                                                                                 19.19
                                                                                 19.11
                                                                                 19.44
                                                                                 19.16
                                                                                 18.83
                                                                                 18.31
                                                                                 18.20
                                                                                 17.67
                                                                                 17.36
                                                                                 16.99
                                                                                 17.39
                                                                                 18.12
                                                                                 18.19
                                                                                 18.04
                                                                                 18.19
                                                                                 18.54
                                                                                 18.57
                                                                                 18.40
                                                                                 18.54
                                                                                 18.89
                                                                                 18.84
                                                                                 18.58
                                                                                 18.92
                                                                                 18.90
                                                                                 18.90
                                                                                 18.57
                                                                                 18.25
                                                                                 18.32
                                                                                 18.48
                                                                                 17.96
                                                                                 17.79
                                                                                 17.86
                                                                                 18.34
                                                                                 18.25
                                                                                 18.00
                                                                                 17.89
6/30/06                                                                          18.00


FUND SNAPSHOT

------------------------------------------------------------------------
Share Price                                                       $18.00
------------------------------------------------------------------------
Net Asset Value                                                   $18.20
------------------------------------------------------------------------
Premium/(Discount) to NAV                                         -1.10%
------------------------------------------------------------------------
Current Distribution Rate(1)                                       9.87%
------------------------------------------------------------------------
Net Assets ($000)                                             $1,195,442
------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 1/26/05)

-------------------------------------------------------------------------------------
                                                              ON SHARE PRICE   ON NAV
-------------------------------------------------------------------------------------
6-Month (Cumulative)                                               8.59%        2.28%

-------------------------------------------------------------------------------------
1-Year                                                             0.40%        5.83%

-------------------------------------------------------------------------------------
Since Inception                                                    1.53%        5.58%

-------------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)

-------------------------------------------------------------------
Pharmaceuticals                                                6.6%
-------------------------------------------------------------------
Software                                                       6.0%
-------------------------------------------------------------------
Semiconductors & Equipment                                     5.3%
-------------------------------------------------------------------
Commercial Banks                                               5.2%
-------------------------------------------------------------------
Diversified Financial Services                                 4.9%
-------------------------------------------------------------------
Communications Equipment                                       4.9%
-------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                    4.9%
-------------------------------------------------------------------
Computers & Peripherals                                        3.7%
-------------------------------------------------------------------
Industrial Conglomerates                                       3.6%
-------------------------------------------------------------------
Diversified Telecommunication Services                         3.3%
-------------------------------------------------------------------
Internet Software & Services                                   2.6%
-------------------------------------------------------------------
Biotechnology                                                  2.5%
-------------------------------------------------------------------
Specialty Retail                                               2.5%
-------------------------------------------------------------------
Insurance                                                      2.3%
-------------------------------------------------------------------
Aerospace & Defense                                            2.3%
-------------------------------------------------------------------
Media                                                          2.1%
-------------------------------------------------------------------
Commercial Services & Supplies                                 2.1%
-------------------------------------------------------------------
Energy Equipment & Services                                    2.0%
-------------------------------------------------------------------
Tobacco                                                        2.0%
-------------------------------------------------------------------
Capital Markets                                                1.8%
-------------------------------------------------------------------
Real Estate                                                    1.8%
-------------------------------------------------------------------
Health Care Providers & Services                               1.7%
-------------------------------------------------------------------
Chemicals                                                      1.6%
-------------------------------------------------------------------
Machinery                                                      1.6%
-------------------------------------------------------------------
Put Options                                                    0.2%
-------------------------------------------------------------------
Short-Term Investments                                         4.9%
-------------------------------------------------------------------
Other                                                         17.6%
-------------------------------------------------------------------



1 Current Distribution Rate is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

Nuveen Equity Premium Advantage Fund
JLA

PERFORMANCE
     OVERVIEW As of June 30, 2006


PORTFOLIO ALLOCATION
(as a % of total investments)
--------------------------------------------------------------------------------------
Common Stocks                                                                    94.5%
--------------------------------------------------------------------------------------
Put Options                                                                       0.2%
--------------------------------------------------------------------------------------
Short-Term Investments                                                            5.3%
--------------------------------------------------------------------------------------

Bar Chart:
2005-2006 MONTHLY DISTRIBUTIONS PER SHARE

Jul                                                                              0.151
Aug                                                                              0.151
Sep                                                                              0.151
Oct                                                                              0.151
Nov                                                                              0.151
Dec                                                                              0.151
Jan                                                                              0.151
Feb                                                                              0.151
Mar                                                                              0.151
Apr                                                                              0.151
May                                                                              0.151
Jun                                                                              0.151

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.

7/01/05                                                                          19.75
                                                                                 20.00
                                                                                 20.00
                                                                                 19.99
                                                                                 20.07
                                                                                 20.09
                                                                                 20.00
                                                                                 20.07
                                                                                 20.04
                                                                                 20.18
                                                                                 20.34
                                                                                 20.10
                                                                                 19.91
                                                                                 19.76
                                                                                 19.87
                                                                                 19.92
                                                                                 19.35
                                                                                 19.43
                                                                                 19.39
                                                                                 19.18
                                                                                 18.99
                                                                                 18.52
                                                                                 18.82
                                                                                 18.42
                                                                                 17.58
                                                                                 17.45
                                                                                 17.56
                                                                                 18.37
                                                                                 18.45
                                                                                 18.45
                                                                                 18.37
                                                                                 18.81
                                                                                 18.90
                                                                                 18.63
                                                                                 18.64
                                                                                 19.00
                                                                                 18.92
                                                                                 18.78
                                                                                 18.62
                                                                                 18.95
                                                                                 19.06
                                                                                 18.88
                                                                                 18.35
                                                                                 18.47
                                                                                 18.75
                                                                                 17.87
                                                                                 17.97
                                                                                 18.44
                                                                                 18.47
                                                                                 18.26
                                                                                 17.88
                                                                                 18.13
6/30/06                                                                          18.15


FUND SNAPSHOT

----------------------------------------------------------------------
Share Price                                                     $18.15
----------------------------------------------------------------------
Net Asset Value                                                 $18.29
----------------------------------------------------------------------
Premium/(Discount) to NAV                                       -0.77%
----------------------------------------------------------------------
Current Distribution Rate(1)                                     9.98%
----------------------------------------------------------------------
Net Assets ($000)                                             $468,719
----------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 5/25/05)

-------------------------------------------------------------------------------------
                                                              ON SHARE PRICE   ON NAV
-------------------------------------------------------------------------------------
6-Month (Cumulative)                                               8.49%        1.85%

-------------------------------------------------------------------------------------
1-Year                                                             1.34%        5.28%

-------------------------------------------------------------------------------------
Since Inception                                                   -0.03%        4.83%

-------------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)

-------------------------------------------------------------------
Software                                                       8.7%
-------------------------------------------------------------------
Communications Equipment                                       6.9%
-------------------------------------------------------------------
Semiconductors & Equipment                                     6.3%
-------------------------------------------------------------------
Pharmaceuticals                                                5.4%
-------------------------------------------------------------------
Computers & Peripherals                                        5.2%
-------------------------------------------------------------------
Internet Software & Services                                   4.7%
-------------------------------------------------------------------
Biotechnology                                                  4.4%
-------------------------------------------------------------------
Commercial Banks                                               3.6%
-------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                    3.6%
-------------------------------------------------------------------
Media                                                          3.4%
-------------------------------------------------------------------
Diversified Financial Services                                 2.8%
-------------------------------------------------------------------
Commercial Services & Supplies                                 2.8%
-------------------------------------------------------------------
Hotels, Restaurants & Leisure                                  2.4%
-------------------------------------------------------------------
Industrial Conglomerates                                       2.3%
-------------------------------------------------------------------
Diversified Telecommunication Services                         2.1%
-------------------------------------------------------------------
Specialty Retail                                               2.0%
-------------------------------------------------------------------
Insurance                                                      1.8%
-------------------------------------------------------------------
Energy Equipment & Services                                    1.6%
-------------------------------------------------------------------
Capital Markets                                                1.5%
-------------------------------------------------------------------
Machinery                                                      1.5%
-------------------------------------------------------------------
Multiline Retail                                               1.4%
-------------------------------------------------------------------
Aerospace & Defense                                            1.2%
-------------------------------------------------------------------
Electrical Equipment                                           1.2%
-------------------------------------------------------------------
Put Options                                                    0.2%
-------------------------------------------------------------------
Short-Term Investments                                         5.3%
-------------------------------------------------------------------
Other                                                         17.7%
-------------------------------------------------------------------



1 Current Distribution Rate is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

Nuveen Equity Premium and Growth Fund
JPG

PERFORMANCE
     OVERVIEW As of June 30, 2006


PORTFOLIO ALLOCATION
(as a % of total investments)
--------------------------------------------------------------------------------------
Common Stocks                                                                    95.0%
--------------------------------------------------------------------------------------
Put Options                                                                       0.1%
--------------------------------------------------------------------------------------
Short-Term Investments                                                            4.9%
--------------------------------------------------------------------------------------

Bar Chart:
2006 MONTHLY DISTRIBUTIONS PER SHARE

Jan                                                                              0.135
Feb                                                                              0.135
Mar                                                                              0.135
Apr                                                                              0.135
May                                                                              0.135
Jun                                                                              0.135

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.

11/22/05                                                                         20.00
                                                                                 20.00
                                                                                 20.00
                                                                                 20.00
                                                                                 20.00
                                                                                 17.45
                                                                                 17.25
                                                                                 17.74
                                                                                 17.70
                                                                                 17.40
                                                                                 17.71
                                                                                 17.80
                                                                                 17.63
                                                                                 17.89
                                                                                 17.91
                                                                                 17.95
                                                                                 17.99
                                                                                 17.92
                                                                                 17.93
                                                                                 18.12
                                                                                 18.14
                                                                                 17.81
                                                                                 17.63
                                                                                 17.55
                                                                                 17.86
                                                                                 17.33
                                                                                 17.06
                                                                                 17.24
                                                                                 17.78
                                                                                 17.66
                                                                                 17.40
                                                                                 17.16
6/30/06                                                                          17.53


FUND SNAPSHOT

----------------------------------------------------------------------
Share Price                                                     $17.53
----------------------------------------------------------------------
Net Asset Value                                                 $19.00
----------------------------------------------------------------------
Premium/(Discount) to NAV                                       -7.74%
----------------------------------------------------------------------
Current Distribution Rate(1)                                     9.24%
----------------------------------------------------------------------
Net Assets ($000)                                             $313,559
----------------------------------------------------------------------


CUMULATIVE TOTAL RETURN
(Inception 11/22/05)

-------------------------------------------------------------------------------------
                                                              ON SHARE PRICE   ON NAV
-------------------------------------------------------------------------------------
6-Month (Cumulative)                                               6.34%        4.06%

-------------------------------------------------------------------------------------
Since Inception                                                   -8.28%        3.73%

-------------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)

-------------------------------------------------------------------
Commercial Banks                                               9.4%
-------------------------------------------------------------------
Pharmaceuticals                                                8.8%
-------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                    7.7%
-------------------------------------------------------------------
Industrial Conglomerates                                       4.9%
-------------------------------------------------------------------
Diversified Financial Services                                 4.7%
-------------------------------------------------------------------
Diversified Telecommunication Services                         4.5%
-------------------------------------------------------------------
Insurance                                                      3.6%
-------------------------------------------------------------------
Real Estate                                                    3.4%
-------------------------------------------------------------------
Semiconductors & Equipment                                     2.7%
-------------------------------------------------------------------
Software                                                       2.7%
-------------------------------------------------------------------
Specialty Retail                                               2.3%
-------------------------------------------------------------------
Gas Utilities                                                  2.3%
-------------------------------------------------------------------
Tobacco                                                        2.3%
-------------------------------------------------------------------
Computers & Peripherals                                        2.2%
-------------------------------------------------------------------
Communications Equipment                                       2.1%
-------------------------------------------------------------------
Household Products                                             1.9%
-------------------------------------------------------------------
Energy Equipment & Services                                    1.9%
-------------------------------------------------------------------
Internet Software & Services                                   1.8%
-------------------------------------------------------------------
Capital Markets                                                1.8%
-------------------------------------------------------------------
Chemicals                                                      1.8%
-------------------------------------------------------------------
Metals & Mining                                                1.7%
-------------------------------------------------------------------
Aerospace & Defense                                            1.5%
-------------------------------------------------------------------
Put Options                                                    0.1%
-------------------------------------------------------------------
Short-Term Investments                                         4.9%
-------------------------------------------------------------------
Other                                                         19.0%
-------------------------------------------------------------------



1 Current Distribution Rate is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

Shareholder
       MEETING REPORT

The shareholder meeting was held in the offices of Nuveen Investments on March 29, 2006.

                                                               JPZ                        JSN                        JLA
--------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                     Common Shares              Common Shares              Common Shares
--------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner
    For                                                 18,898,037                 32,215,032                 12,616,703
    Withhold                                               434,975                    823,384                    308,850
--------------------------------------------------------------------------------------------------------------------------------
   Total                                                19,333,012                 33,038,416                 12,925,553
--------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown
    For                                                 18,892,445                 32,204,350                 12,608,055
    Withhold                                               440,567                    834,066                    317,498
--------------------------------------------------------------------------------------------------------------------------------
   Total                                                19,333,012                 33,038,416                 12,925,553
--------------------------------------------------------------------------------------------------------------------------------
Jack B. Evans
    For                                                 18,901,587                 32,216,160                 12,623,207
    Withhold                                               431,425                    822,256                    302,346
--------------------------------------------------------------------------------------------------------------------------------
   Total                                                19,333,012                 33,038,416                 12,925,553
--------------------------------------------------------------------------------------------------------------------------------
William C. Hunter
    For                                                 18,908,356                 32,220,220                 12,621,890
    Withhold                                               424,656                    818,196                    303,663
--------------------------------------------------------------------------------------------------------------------------------
   Total                                                19,333,012                 33,038,416                 12,925,553
--------------------------------------------------------------------------------------------------------------------------------
David J. Kundert
    For                                                 18,904,269                 32,232,175                 12,627,500
    Withhold                                               428,743                    806,241                    298,053
--------------------------------------------------------------------------------------------------------------------------------
   Total                                                19,333,012                 33,038,416                 12,925,553
--------------------------------------------------------------------------------------------------------------------------------
William J. Schneider
    For                                                 18,907,166                 32,226,545                 12,616,306
    Withhold                                               425,846                    811,871                    309,247
--------------------------------------------------------------------------------------------------------------------------------
   Total                                                19,333,012                 33,038,416                 12,925,553
--------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger
    For                                                 18,899,796                 32,225,738                 12,621,279
    Withhold                                               433,216                    812,678                    304,274
--------------------------------------------------------------------------------------------------------------------------------
   Total                                                19,333,012                 33,038,416                 12,925,553
--------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale
    For                                                 18,904,376                 32,223,032                 12,628,182
    Withhold                                               428,636                    815,384                    297,371
--------------------------------------------------------------------------------------------------------------------------------
   Total                                                19,333,012                 33,038,416                 12,925,553
--------------------------------------------------------------------------------------------------------------------------------
Eugene S. Sunshine
    For                                                 18,891,154                 32,161,408                 12,625,047
    Withhold                                               441,858                    877,008                    300,506
--------------------------------------------------------------------------------------------------------------------------------
   Total                                                19,333,012                 33,038,416                 12,925,553
--------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE NEW SUB-ADVISORY AGREEMENT BETWEEN NUVEEN ASSET
MANAGEMENT AND GATEWAY INVESTMENT ADVISERS, L.P.
    For                                                 13,302,795                 22,580,873                  8,734,212
    Against                                                373,539                    649,385                    282,626
    Abstain                                                401,972                    725,074                    291,110
    Broker Non-Votes                                     5,254,706                  9,083,084                  3,617,605
--------------------------------------------------------------------------------------------------------------------------------
   Total                                                19,333,012                 33,038,416                 12,925,553
--------------------------------------------------------------------------------------------------------------------------------

Nuveen Equity Premium Income Fund (JPZ)

Portfolio of
        INVESTMENTS June 30, 2006 (Unaudited)

    SHARES   DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------
             COMMON STOCKS - 95.1%
             AEROSPACE & DEFENSE - 2.4%
    71,400   Boeing Company                                                                                  $    5,848,374
   100,000   Honeywell International Inc.                                                                         4,030,000
    32,000   Raytheon Company                                                                                     1,426,240
    89,400   United Technologies Corporation                                                                      5,669,748
---------------------------------------------------------------------------------------------------------------------------
             Total Aerospace & Defense                                                                           16,974,362
             --------------------------------------------------------------------------------------------------------------
             AIR FREIGHT & LOGISTICS - 0.7%
    61,400   United Parcel Service, Inc., Class B                                                                 5,055,062
---------------------------------------------------------------------------------------------------------------------------
             AIRLINES - 0.2%
    22,200   AMR Corporation, (1)                                                                                   564,324
    14,800   Continental Airlines, Inc., (1)                                                                        441,040
    28,000   Southwest Airlines Co.                                                                                 458,360
     1,000   US Airways Group Inc., (1)                                                                              50,540
---------------------------------------------------------------------------------------------------------------------------
             Total Airlines                                                                                       1,514,264
             --------------------------------------------------------------------------------------------------------------
             AUTO COMPONENTS - 0.1%
    32,000   American Axle and Manufacturing Holdings Inc.                                                          547,520
---------------------------------------------------------------------------------------------------------------------------
             AUTOMOBILES - 0.7%
   392,200   Ford Motor Company                                                                                   2,717,946
    55,700   General Motors Corporation                                                                           1,659,303
     4,000   Harley-Davidson Inc.                                                                                   219,560
---------------------------------------------------------------------------------------------------------------------------
             Total Automobiles                                                                                    4,596,809
             --------------------------------------------------------------------------------------------------------------
             BEVERAGES - 1.0%
   106,600   Coca-Cola Company                                                                                    4,585,932
    40,500   PepsiCo, Inc.                                                                                        2,431,620
---------------------------------------------------------------------------------------------------------------------------
             Total Beverages                                                                                      7,017,552
             --------------------------------------------------------------------------------------------------------------
             BIOTECHNOLOGY - 0.2%
    23,500   Amgen Inc., (1)                                                                                      1,532,905
     2,500   Genentech, Inc., (1)                                                                                   204,500
---------------------------------------------------------------------------------------------------------------------------
             Total Biotechnology                                                                                  1,737,405
             --------------------------------------------------------------------------------------------------------------
             CAPITAL MARKETS - 1.5%
    39,400   Charles Schwab Corporation                                                                             629,612
    19,900   Goldman Sachs Group, Inc.                                                                            2,993,557
    10,200   Jefferies Group, Inc.                                                                                  302,226
    20,300   Legg Mason, Inc.                                                                                     2,020,256
    26,500   Merrill Lynch & Co., Inc.                                                                            1,843,340
    21,000   Morgan Stanley                                                                                       1,327,410
    59,100   Waddell & Reed Financial, Inc., Class A                                                              1,215,096
---------------------------------------------------------------------------------------------------------------------------
             Total Capital Markets                                                                               10,331,497
             --------------------------------------------------------------------------------------------------------------
             CHEMICALS - 2.0%
    25,300   Dow Chemical Company                                                                                   987,459
   160,100   E.I. Du Pont de Nemours and Company                                                                  6,660,160
    40,400   Eastman Chemical Company                                                                             2,181,600
    47,800   Lubrizol Corporation                                                                                 1,904,830
    36,100   Lyondell Chemical Company                                                                              818,026
    72,200   RPM International, Inc.                                                                              1,299,600
        --   Tronox Incorporated, Class B                                                                                 1
---------------------------------------------------------------------------------------------------------------------------
             Total Chemicals                                                                                     13,851,676
             --------------------------------------------------------------------------------------------------------------
             COMMERCIAL BANKS - 7.4%
     3,500   Australia and New Zealand Banking Group Limited,                                                       347,305
              Sponsored ADR
   413,181   Bank of America Corporation                                                                         19,874,006

    SHARES   DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------
             COMMERCIAL BANKS (continued)
    18,000   Comerica Incorporated                                                                           $      935,820
     3,000   Federated Investors Inc.                                                                                94,500
    46,900   HSBC Holdings PLC, Sponsored ADR                                                                     4,143,615
   145,300   Lloyds TSB Group PLC, Sponsored ADR                                                                  5,734,991
     7,600   National Australia Bank Limited, Sponsored ADR                                                         990,280
   175,300   U.S. Bancorp                                                                                         5,413,264
   106,300   Wachovia Corporation                                                                                 5,748,704
    34,100   Washington Mutual, Inc.                                                                              1,554,278
   100,900   Wells Fargo & Company                                                                                6,768,372
     1,900   Westpac Banking Corporation, ADR                                                                       164,065
---------------------------------------------------------------------------------------------------------------------------
             Total Commercial Banks                                                                              51,769,200
             --------------------------------------------------------------------------------------------------------------
             COMMERCIAL SERVICES & SUPPLIES - 2.1%
    74,500   Automatic Data Processing, Inc.                                                                      3,378,575
     3,800   Avery Dennison Corporation                                                                             220,628
     4,000   Career Education Corporation, (1)                                                                      119,560
     2,000   CheckFree Corp., (1)                                                                                    99,120
   165,100   Deluxe Corporation                                                                                   2,885,948
     3,900   Fair Isaac Corporation                                                                                 141,609
     1,600   ITT Educational Services, Inc., (1)                                                                    105,296
     3,000   Manpower Inc.                                                                                          193,800
    35,000   Paychex, Inc.                                                                                        1,364,300
    23,000   Pitney Bowes Inc.                                                                                      949,900
     5,800   Priceline.com Incorporated, (1)                                                                        173,188
     8,500   R.R. Donnelley & Sons Company                                                                          271,575
   182,800   ServiceMaster Company                                                                                1,888,324
    27,700   Standard Register Company                                                                              328,245
    78,600   Synagro Technologies, Inc.                                                                             308,898
    72,000   Waste Management, Inc.                                                                               2,583,360
---------------------------------------------------------------------------------------------------------------------------
             Total Commercial Services & Supplies                                                                15,012,326
             --------------------------------------------------------------------------------------------------------------
             COMMUNICATIONS EQUIPMENT - 2.3%
    16,300   ADTRAN, Inc.                                                                                           365,609
    30,600   Avaya Inc., (1)                                                                                        349,452
    61,800   Ciena Corporation, (1)                                                                                 297,258
   279,500   Cisco Systems, Inc., (1)                                                                             5,458,635
    78,200   Corning Incorporated, (1)                                                                            1,891,658
   108,200   JDS Uniphase Corporation, (1)                                                                          273,746
   149,100   Motorola, Inc.                                                                                       3,004,365
   118,300   QUALCOMM Inc.                                                                                        4,740,281
---------------------------------------------------------------------------------------------------------------------------
             Total Communications Equipment                                                                      16,381,004
             --------------------------------------------------------------------------------------------------------------
             COMPUTERS & PERIPHERALS - 2.4%
    50,000   Apple Computer, Inc., (1)                                                                            2,856,000
    24,300   EMC Corporation, (1)                                                                                   266,571
   129,100   Hewlett-Packard Company                                                                              4,089,888
   118,100   International Business Machines Corporation (IBM)                                                    9,072,442
     9,200   McAfee Inc., (1)                                                                                       223,284
     7,000   SanDisk Corporation, (1)                                                                               356,860
    23,000   Sun Microsystems Inc., (1)                                                                              95,450
---------------------------------------------------------------------------------------------------------------------------
             Total Computers & Peripherals                                                                       16,960,495
             --------------------------------------------------------------------------------------------------------------
             CONSUMER FINANCE - 0.1%
    12,000   American Express Company                                                                               638,640
---------------------------------------------------------------------------------------------------------------------------
             CONTAINERS & PACKAGING - 0.8%
     9,900   Chesapeake Corporation                                                                                 162,459
    35,000   Longview Fibre Company                                                                                 668,150
    65,300   Packaging Corp. of America                                                                           1,437,906
   106,700   Sonoco Products Company                                                                              3,377,055
---------------------------------------------------------------------------------------------------------------------------
             Total Containers & Packaging                                                                         5,645,570
             --------------------------------------------------------------------------------------------------------------
             DIVERSIFIED FINANCIAL SERVICES - 6.0%
    16,900   A. G. Edwards, Inc.                                                                                    934,908
     8,700   Chicago Merchantile Exchange                                                                         4,273,005
   458,000   Citigroup Inc.                                                                                      22,093,920
    20,700   Freddie Mac                                                                                          1,180,107
    24,300   Gladstone Capital Corporation                                                                          519,777

       Portfolio of INVESTMENTS June 30, 2006 (Unaudited)

    SHARES   DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------
             DIVERSIFIED FINANCIAL SERVICES (continued)
   314,050   JPMorgan Chase & Co.                                                                            $   13,190,100
     2,500   Moody's Corporation                                                                                    136,150
---------------------------------------------------------------------------------------------------------------------------
             Total Diversified Financial Services                                                                42,327,967
             --------------------------------------------------------------------------------------------------------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 3.3%
   359,379   AT&T Inc.                                                                                           10,023,080
   183,600   BellSouth Corporation                                                                                6,646,320
   220,900   Citizens Communications Company                                                                      2,882,745
   104,987   Sprint Nextel Corporation                                                                            2,098,690
    39,500   Verizon Communications Inc.                                                                          1,322,855
---------------------------------------------------------------------------------------------------------------------------
             Total Diversified Telecommunication Services                                                        22,973,690
             --------------------------------------------------------------------------------------------------------------
             ELECTRIC UTILITIES - 1.5%
    27,000   Ameren Corporation                                                                                   1,363,500
    33,900   Consolidated Edison, Inc.                                                                            1,506,516
    21,900   DPL Inc.                                                                                               586,920
    38,300   Great Plains Energy Incorporated                                                                     1,067,038
    60,600   OGE Energy Corp.                                                                                     2,122,818
    80,800   Pepco Holdings, Inc.                                                                                 1,905,264
    33,400   Progress Energy, Inc.                                                                                1,431,858
    27,000   Southern Company                                                                                       865,350
---------------------------------------------------------------------------------------------------------------------------
             Total Electric Utilities                                                                            10,849,264
             --------------------------------------------------------------------------------------------------------------
             ELECTRICAL EQUIPMENT - 1.1%
    61,200   Emerson Electric Co.                                                                                 5,129,172
    27,400   Hubbell Incorporated, Class B                                                                        1,305,610
    13,800   Rockwell Automation, Inc.                                                                              993,738
---------------------------------------------------------------------------------------------------------------------------
             Total Electrical Equipment                                                                           7,428,520
             --------------------------------------------------------------------------------------------------------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
     5,700   Parker Hannifin Corporation                                                                            442,320
---------------------------------------------------------------------------------------------------------------------------
             ENERGY EQUIPMENT & SERVICES - 2.3%
    21,300   Diamond Offshore Drilling, Inc.                                                                      1,787,709
    29,900   ENSCO International Incorporated                                                                     1,375,998
    55,800   Halliburton Company                                                                                  4,140,918
     2,000   National-Oilwell Varco Inc., (1)                                                                       126,640
    11,600   Patterson-UTI Energy, Inc.                                                                             328,396
    79,200   Schlumberger Limited                                                                                 5,156,712
    17,600   Smith International, Inc.                                                                              782,672
    46,500   Tidewater Inc.                                                                                       2,287,800
     3,000   Transocean Inc., (1)                                                                                   240,960
---------------------------------------------------------------------------------------------------------------------------
             Total Energy Equipment & Services                                                                   16,227,805
             --------------------------------------------------------------------------------------------------------------
             FOOD & STAPLES RETAILING - 0.9%
     4,800   Longs Drug Stores Corporation                                                                          218,976
    18,236   SUPERVALU Inc.                                                                                         559,857
    62,300   Wal-Mart Stores, Inc.                                                                                3,000,991
    34,400   Whole Foods Market, Inc.                                                                             2,223,616
---------------------------------------------------------------------------------------------------------------------------
             Total Food & Staples Retailing                                                                       6,003,440
             --------------------------------------------------------------------------------------------------------------
             FOOD PRODUCTS - 0.6%
    33,000   H.J. Heinz Company                                                                                   1,360,260
   166,400   Sara Lee Corporation                                                                                 2,665,728
---------------------------------------------------------------------------------------------------------------------------
             Total Food Products                                                                                  4,025,988
             --------------------------------------------------------------------------------------------------------------
             GAS UTILITIES - 1.7%
    28,200   AGL Resources Inc.                                                                                   1,074,984
    64,000   Atmos Energy Corporation                                                                             1,786,240
    18,200   KeySpan Corporation                                                                                    735,280
    81,800   Nicor Inc.                                                                                           3,394,700
   137,700   Peoples Energy Corporation                                                                           4,944,807
---------------------------------------------------------------------------------------------------------------------------
             Total Gas Utilities                                                                                 11,936,011
             --------------------------------------------------------------------------------------------------------------

    SHARES   DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
    35,700   Baxter International Inc.                                                                       $    1,312,332
    29,206   Boston Scientific Corporation, (1)                                                                     491,829
    28,900   Medtronic, Inc.                                                                                      1,355,988
---------------------------------------------------------------------------------------------------------------------------
             Total Health Care Equipment & Supplies                                                               3,160,149
             --------------------------------------------------------------------------------------------------------------
             HEALTH CARE PROVIDERS & SERVICES - 1.8%
    18,000   Aetna Inc.                                                                                             718,740
    21,800   Caremark Rx, Inc.                                                                                    1,087,166
    15,450   Coventry Health Care, Inc., (1)                                                                        848,823
    33,900   HCA, Inc.                                                                                            1,462,785
     7,000   Humana Inc., (1)                                                                                       375,900
    15,200   Manor Care, Inc.                                                                                       713,184
     6,700   Mentor Corporation                                                                                     291,450
     2,100   Omnicare, Inc.                                                                                          99,582
    92,170   UnitedHealth Group Incorporated                                                                      4,127,373
     7,900   Universal Health Services, Inc., Class B                                                               397,054
    36,800   Wellpoint Inc., (1)                                                                                  2,677,936
---------------------------------------------------------------------------------------------------------------------------
             Total Health Care Providers & Services                                                              12,799,993
             --------------------------------------------------------------------------------------------------------------
             HOTELS, RESTAURANTS & LEISURE - 0.9%
    17,000   Carnival Corporation                                                                                   709,580
    23,300   GTECH Holdings Corporation                                                                             810,374
     8,200   Harrah's Entertainment, Inc.                                                                           583,676
    28,800   International Game Technology                                                                        1,092,672
    86,900   McDonald's Corporation                                                                               2,919,840
     6,000   Starwood Hotels & Resorts Worldwide, Inc.                                                              362,040
---------------------------------------------------------------------------------------------------------------------------
             Total Hotels, Restaurants & Leisure                                                                  6,478,182
             --------------------------------------------------------------------------------------------------------------
             HOUSEHOLD DURABLES - 1.4%
     3,400   Black & Decker Corporation                                                                             287,164
    12,000   Furniture Brands International, Inc.                                                                   250,080
   107,400   Newell Rubbermaid Inc.                                                                               2,774,142
    12,400   Snap-on Incorporated                                                                                   501,208
    25,600   Stanley Works                                                                                        1,208,832
   106,700   Tupperware Corporation                                                                               2,100,923
    29,936   Whirlpool Corporation                                                                                2,474,210
---------------------------------------------------------------------------------------------------------------------------
             Total Household Durables                                                                             9,596,559
             --------------------------------------------------------------------------------------------------------------
             HOUSEHOLD PRODUCTS - 2.4%
    53,200   Colgate-Palmolive Company                                                                            3,186,680
    22,000   Kimberly-Clark Corporation                                                                           1,357,400
   216,287   Procter & Gamble Company                                                                            12,025,557
---------------------------------------------------------------------------------------------------------------------------
             Total Household Products                                                                            16,569,637
             --------------------------------------------------------------------------------------------------------------
             INDUSTRIAL CONGLOMERATES - 4.6%
    64,800   3M Company                                                                                           5,233,896
     2,000   American Standard Companies Inc.                                                                        86,540
   754,300   General Electric Company                                                                            24,861,728
    52,800   Genuine Parts Company                                                                                2,199,648
     7,400   Tomkins PLC, Sponsored ADR                                                                             159,470
---------------------------------------------------------------------------------------------------------------------------
             Total Industrial Conglomerates                                                                      32,541,282
             --------------------------------------------------------------------------------------------------------------
             INSURANCE - 3.4%
    36,800   Allstate Corporation                                                                                 2,014,064
   117,300   American International Group, Inc.                                                                   6,926,565
     2,400   Arthur J. Gallagher & Co.                                                                               60,816
     2,500   Converium Holding AG, ADR                                                                               13,775
    35,200   Fidelity National Financial, Inc.                                                                    1,371,040
    12,500   Hartford Financial Services Group, Inc.                                                              1,057,500
    80,445   Lincoln National Corporation                                                                         4,540,322
    72,500   Marsh & McLennan Companies, Inc.                                                                     1,949,525
    19,200   Mercury General Corporation                                                                          1,082,304
    46,000   St. Paul Travelers Companies, Inc.                                                                   2,050,680
    57,800   Unitrin, Inc.                                                                                        2,519,502
---------------------------------------------------------------------------------------------------------------------------
             Total Insurance                                                                                     23,586,093
             --------------------------------------------------------------------------------------------------------------

       Portfolio of INVESTMENTS June 30, 2006 (Unaudited)

    SHARES   DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------
             INTERNET & CATALOG RETAIL - 0.1%
    17,100   Amazon.com, Inc., (1)                                                                           $      661,428
     9,437   IAC/InterActiveCorp., (1)                                                                              249,986
---------------------------------------------------------------------------------------------------------------------------
             Total Internet & Catalog Retail                                                                        911,414
             --------------------------------------------------------------------------------------------------------------
             INTERNET SOFTWARE & SERVICES - 2.1%
    82,000   eBay Inc., (1)                                                                                       2,401,780
     8,200   F5 Networks, Inc., (1)                                                                                 438,536
    15,400   Google Inc., Class A, (1)                                                                            6,457,682
     9,000   Openwave Systems Inc., (1)                                                                             103,860
   195,000   United Online, Inc.                                                                                  2,340,000
   101,700   Yahoo! Inc., (1)                                                                                     3,356,100
---------------------------------------------------------------------------------------------------------------------------
             Total Internet Software & Services                                                                  15,097,958
             --------------------------------------------------------------------------------------------------------------
             IT SERVICES - 0.1%
     2,050   FactSet Research Systems Inc.                                                                           96,965
     8,900   WebEx Communications, Inc., (1)                                                                        316,306
---------------------------------------------------------------------------------------------------------------------------
             Total IT Services                                                                                      413,271
             --------------------------------------------------------------------------------------------------------------
             LEISURE EQUIPMENT & PRODUCTS - 0.0%
     7,000   Polaris Industries Inc.                                                                                303,100
---------------------------------------------------------------------------------------------------------------------------
             MACHINERY - 1.7%
    75,600   Caterpillar Inc.                                                                                     5,630,688
     1,000   Cummins Inc.                                                                                           122,250
    18,000   Deere & Company                                                                                      1,502,820
    13,600   Graco Inc.                                                                                             625,328
    11,800   Ingersoll-Rand Company - Class A                                                                       504,804
     2,000   Joy Global Inc.                                                                                        104,180
    59,400   SPX Corporation                                                                                      3,323,430
    12,000   Timken Company                                                                                         402,120
---------------------------------------------------------------------------------------------------------------------------
             Total Machinery                                                                                     12,215,620
             --------------------------------------------------------------------------------------------------------------
             MEDIA - 1.5%
    67,800   Clear Channel Communications, Inc.                                                                   2,098,410
    15,000   Dow Jones & Company, Inc.                                                                              525,150
     1,000   Monster Worldwide Inc., (1)                                                                             42,660
    13,000   Omnicom Group Inc.                                                                                   1,158,170
   183,600   Regal Entertainment Group, Class A                                                                   3,730,752
   115,100   Sirius Satellite Radio Inc., (1)                                                                       546,725
     5,600   ValueClick, Inc., (1)                                                                                   85,960
    48,000   Walt Disney Company                                                                                  1,440,000
   126,600   Westwood One, Inc.                                                                                     949,500
    17,000   XM Satellite Radio Holdings Inc., Class A, (1)                                                         249,050
---------------------------------------------------------------------------------------------------------------------------
             Total Media                                                                                         10,826,377
             --------------------------------------------------------------------------------------------------------------
             METALS & MINING - 1.1%
    16,400   Alcoa Inc.                                                                                             530,704
    28,800   CONSOL Energy Inc.                                                                                   1,345,536
    54,000   Nucor Corporation                                                                                    2,929,500
     2,600   Phelps Dodge Corporation                                                                               213,616
    31,700   Southern Copper Corporation                                                                          2,825,421
---------------------------------------------------------------------------------------------------------------------------
             Total Metals & Mining                                                                                7,844,777
             --------------------------------------------------------------------------------------------------------------
             MULTILINE RETAIL - 0.9%
    13,000   Family Dollar Stores                                                                                   317,590
    38,002   Federated Department Stores, Inc.                                                                    1,390,873
    55,400   Nordstrom, Inc.                                                                                      2,022,100
     7,900   Sears Holding Corporation, (1)                                                                       1,223,236
    26,000   Target Corporation                                                                                   1,270,620
---------------------------------------------------------------------------------------------------------------------------
             Total Multiline Retail                                                                               6,224,419
             --------------------------------------------------------------------------------------------------------------
             MULTI-UTILITIES - 1.4%
   125,900   Duke Energy Corporation                                                                              3,697,683
    28,500   National Fuel Gas Company                                                                            1,001,490
    49,100   ONEOK, Inc.                                                                                          1,671,364
    32,100   Public Service Enterprise Group Incorporated                                                         2,122,452

    SHARES   DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------
             MULTI-UTILITIES (continued)
    59,100   United Utilities PLC, Sponsored ADR                                                             $    1,401,261
    10,300   Vectren Corporation                                                                                    280,675
---------------------------------------------------------------------------------------------------------------------------
             Total Multi-Utilities                                                                               10,174,925
             --------------------------------------------------------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS - 6.9%
   167,900   Chevron Corporation                                                                                 10,419,874
    58,749   ConocoPhillips                                                                                       3,849,822
   432,200   ExxonMobil Corporation                                                                              26,515,470
    78,000   Kerr-McGee Corporation                                                                               5,409,300
     5,000   Kinder Morgan Inc.                                                                                     499,450
    25,600   Valero Energy Corporation                                                                            1,702,912
     6,000   Williams Companies Inc.                                                                                140,160
---------------------------------------------------------------------------------------------------------------------------
             Total Oil, Gas & Consumable Fuels                                                                   48,536,988
             --------------------------------------------------------------------------------------------------------------
             PAPER & FOREST PRODUCTS - 0.2%
    20,000   Weyerhaeuser Company                                                                                 1,245,000
---------------------------------------------------------------------------------------------------------------------------
             PHARMACEUTICALS - 8.4%
   112,700   Abbott Laboratories                                                                                  4,914,847
   350,400   Bristol-Myers Squibb Company                                                                         9,061,344
    83,800   Eli Lilly and Company                                                                                4,631,626
    36,200   GlaxoSmithKline PLC, ADR                                                                             2,019,960
   207,300   Johnson & Johnson                                                                                   12,421,416
   249,900   Merck & Co. Inc.                                                                                     9,103,857
   583,200   Pfizer Inc.                                                                                         13,687,704
    22,700   Schering-Plough Corporation                                                                            431,981
    67,600   Wyeth                                                                                                3,002,116
---------------------------------------------------------------------------------------------------------------------------
             Total Pharmaceuticals                                                                               59,274,851
             --------------------------------------------------------------------------------------------------------------
             REAL ESTATE - 2.2%
     9,500   American Financial Realty Trust                                                                         91,960
    57,700   American Home Mortgage Investment Corp.                                                              2,126,822
   154,100   Crescent Real Estate Equities Company                                                                2,860,096
    19,900   Equity Office Properties Trust                                                                         726,549
    39,900   First Industrial Realty Trust, Inc.                                                                  1,513,806
    19,800   Health Care REIT, Inc.                                                                                 692,010
    58,500   Healthcare Realty Trust, Inc.                                                                        1,863,225
   117,900   HRPT Properties Trust                                                                                1,362,924
    22,000   Lexington Corporate Properties Trust                                                                   475,200
     3,500   Liberty Property Trust                                                                                 154,700
    42,500   Nationwide Health Properties, Inc.                                                                     956,675
    29,800   New Century Financial Corporation                                                                    1,363,350
     9,800   Newcastle Investment Corporation                                                                       248,136
    11,700   Reckson Associates Realty Corporation                                                                  484,146
    27,000   Senior Housing Properties Trust                                                                        483,570
---------------------------------------------------------------------------------------------------------------------------
             Total Real Estate                                                                                   15,403,169
             --------------------------------------------------------------------------------------------------------------
             ROAD & RAIL - 0.3%
    17,000   Burlington Northern Santa Fe Corporation                                                             1,347,250
    14,000   Norfolk Southern Corporation                                                                           745,080
---------------------------------------------------------------------------------------------------------------------------
             Total Road & Rail                                                                                    2,092,330
             --------------------------------------------------------------------------------------------------------------
             SEMICONDUCTORS & EQUIPMENT - 3.0%
    28,500   Advanced Micro Devices, Inc., (1)                                                                      695,970
    62,000   Analog Devices, Inc.                                                                                 1,992,680
    97,200   Applied Materials, Inc.                                                                              1,582,416
    45,300   Broadcom Corporation, Class A, (1)                                                                   1,361,265
   466,700   Intel Corporation                                                                                    8,843,965
     9,700   Intersil Holding Corporation, Class A                                                                  225,525
     6,600   Lam Research Corporation, (1)                                                                          307,692
     4,800   Linear Technology Corporation                                                                          160,752
    34,300   Microchip Technology Incorporated                                                                    1,150,765
    24,800   National Semiconductor Corporation                                                                     591,480
    19,800   NVIDIA Corporation, (1)                                                                                421,542
     4,100   Omnivision Technologies, Inc., (1)                                                                      86,592

       Portfolio of INVESTMENTS June 30, 2006 (Unaudited)

    SHARES   DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------
             SEMICONDUCTORS & EQUIPMENT (continued)
       100   Silicon Laboratories Inc., (1)                                                                  $        3,515
   115,500   Texas Instruments Incorporated                                                                       3,498,495
---------------------------------------------------------------------------------------------------------------------------
             Total Semiconductors & Equipment                                                                    20,922,654
             --------------------------------------------------------------------------------------------------------------
             SOFTWARE - 2.5%
    42,852   Adobe Systems Incorporated, (1)                                                                      1,300,987
     5,000   Akamai Technologies, Inc., (1)                                                                         180,950
    11,400   Autodesk, Inc., (1)                                                                                    392,844
    34,800   BEA Systems, Inc., (1)                                                                                 455,532
    10,000   Citrix Systems, (1)                                                                                    401,400
    18,500   Cognizant Technology Solutions Corporation, Class                                                    1,246,345
              A, (1)
   419,600   Microsoft Corporation                                                                                9,776,680
   251,177   Oracle Corporation, (1)                                                                              3,639,569
     6,100   Red Hat, Inc., (1)                                                                                     142,740
    10,300   Salesforce.com, Inc., (1)                                                                              274,598
---------------------------------------------------------------------------------------------------------------------------
             Total Software                                                                                      17,811,645
             --------------------------------------------------------------------------------------------------------------
             SPECIALTY RETAIL - 2.9%
    33,100   Abercrombie & Fitch Co., Class A                                                                     1,834,733
    31,800   American Eagle Outfitters, Inc.                                                                      1,082,472
    53,700   Best Buy Co., Inc.                                                                                   2,944,908
    39,600   Chico's FAS, Inc., (1)                                                                               1,068,408
    10,600   Christopher & Banks Corporation                                                                        307,400
    44,800   Claire's Stores, Inc.                                                                                1,142,848
    14,500   Foot Locker, Inc.                                                                                      355,105
   153,000   Home Depot, Inc.                                                                                     5,475,870
    68,800   Limited Brands, Inc.                                                                                 1,760,592
    25,800   Lowe's Companies, Inc.                                                                               1,565,286
    20,200   Michaels Stores, Inc.                                                                                  833,048
    99,000   Pier 1 Imports, Inc.                                                                                   691,020
       500   Sherwin-Williams Company                                                                                23,740
     5,000   Tiffany & Co                                                                                           165,100
    19,700   TJX Companies, Inc.                                                                                    450,342
    51,000   Tuesday Morning Corporation                                                                            670,650
---------------------------------------------------------------------------------------------------------------------------
             Total Specialty Retail                                                                              20,371,522
             --------------------------------------------------------------------------------------------------------------
             TEXTILES, APPAREL & LUXURY GOODS - 0.3%
    36,000   VF Corporation                                                                                       2,445,120
---------------------------------------------------------------------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE - 0.2%
     2,000   Capitol Federal Financial                                                                               68,580
    10,500   Countrywide Financial Corporation                                                                      399,840
    57,600   New York Community Bancorp, Inc.                                                                       950,976
---------------------------------------------------------------------------------------------------------------------------
             Total Thrifts & Mortgage Finance                                                                     1,419,396
             --------------------------------------------------------------------------------------------------------------
             TOBACCO - 2.8%
   219,700   Altria Group, Inc.                                                                                  16,132,572
    19,000   Loews Corp - Carolina Group                                                                            976,030
    16,100   Reynolds American Inc.                                                                               1,856,330
     4,300   UST Inc.                                                                                               194,317
    32,785   Vector Group Ltd.                                                                                      532,756
---------------------------------------------------------------------------------------------------------------------------
             Total Tobacco                                                                                       19,692,005
             --------------------------------------------------------------------------------------------------------------
             TRANSPORTATION INFRASTRUCTURE - 0.1%
    24,100   Stolt-Nielsen S.A., Sponsored ADR                                                                      567,555
---------------------------------------------------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATION SERVICES - 0.1%
    40,000   Vodafone Group PLC                                                                                     852,000
---------------------------------------------------------------------------------------------------------------------------
             TOTAL COMMON STOCKS (COST $600,269,040)                                                            669,626,378
             --------------------------------------------------------------------------------------------------------------

                                                                    NOTIONAL      EXPIRATION       STRIKE
 CONTRACTS   TYPE                                                 AMOUNT (2)            DATE        PRICE              VALUE
----------------------------------------------------------------------------------------------------------------------------
             PUT OPTIONS - 0.2%
       807   S&P 500 Index                                       $92,805,000        7/22/06         $1150     $       44,385
       767   S&P 500 Index                                        90,122,500        7/22/06          1175             72,865
     1,397   S&P 500 Index                                       167,640,000        7/22/06          1200            237,490
       630   S&P 500 Index                                        77,175,000        7/22/06          1225            207,900
       802   S&P 500 Index                                        92,230,000        8/19/06          1150            204,510
       807   S&P 500 Index                                        94,822,500        8/19/06          1175            314,730
----------------------------------------------------------------------------------------------------------------------------
     5,210   TOTAL PUT OPTIONS (COST $3,062,925)                 614,795,000                                       1,081,880
----------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL
    AMOUNT
     (000)   DESCRIPTION                                              COUPON       MATURITY                            VALUE
----------------------------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 5.6%
$   39,068   Repurchase Agreement with State Street Bank, dated       4.130%        7/03/06                   $   39,068,227
              6/30/06, repurchase price $39,081,673,
              collateralized by $42,305,000 U.S. Treasury
              Notes, 4.250%, due 11/15/14, value $39,852,621
----------
----------------------------------------------------------------------------------------------------------------------------
             TOTAL SHORT-TERM INVESTMENTS (COST $39,068,227)                                                      39,068,227
             ---------------------------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS (COST $642,400,192) - 100.9%                                                      709,776,485
             ---------------------------------------------------------------------------------------------------------------
                                                                    NOTIONAL      EXPIRATION       STRIKE
 CONTRACTS   TYPE                                                 AMOUNT (2)           DATE         PRICE              VALUE
----------------------------------------------------------------------------------------------------------------------------
             CALL OPTIONS - (1.4)% (3)
      (648)  S&P 500 Index                                       $(81,000,000)      7/22/06         $1250     $   (1,927,800)
    (1,323)  S&P 500 Index                                       (168,682,500)      7/22/06          1275         (1,680,210)
      (604)  S&P 500 Index                                       (78,520,000)       7/22/06          1300           (179,992)
      (604)  S&P 500 Index                                       (75,500,000)       8/19/06          1250         (2,400,900)
      (674)  S&P 500 Index                                       (85,935,000)       8/19/06          1275         (1,546,830)
      (692)  S&P 500 Index                                       (89,960,000)       8/19/06          1300           (733,520)
      (665)  S&P 500 Index                                       (86,450,000)       9/16/06          1300         (1,210,300)
----------------------------------------------------------------------------------------------------------------------------
    (5,210)  TOTAL CALL OPTIONS (PREMIUMS RECEIVED $11,898,588)  (666,047,500)                                    (9,679,552)
----------------------------------------------------------------------------------------------------------------------------
             OTHER ASSETS LESS LIABILITIES - 0.5%                                                                  3,289,496
             ---------------------------------------------------------------------------------------------------------------
             NET ASSETS - 100%                                                                                $  703,386,429
             ---------------------------------------------------------------------------------------------------------------

        (1)      Non-income producing.
        (2)      For disclosure purposes, Notional Amount is calculated by multiplying the number of
                 Contracts by Strike Price by 100.
        (3)      The Fund may designate up to 100% of its Common Stock investments to cover outstanding
                 Call Options.
        ADR      American Depositary Receipt.

                                 See accompanying notes to financial statements.

Nuveen Equity Premium Opportunity Fund (JSN)

Portfolio of
        INVESTMENTS June 30, 2006 (Unaudited)

    SHARES   DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------
             COMMON STOCKS - 95.8%
             AEROSPACE & DEFENSE - 2.3%
    26,400   Aviall Inc., (1)                                                                                $    1,254,528
    88,200   Boeing Company                                                                                       7,224,462
   133,500   Honeywell International Inc.                                                                         5,380,050
    26,000   Lockheed Martin Corporation                                                                          1,865,240
    41,700   Northrop Grumman Corporation                                                                         2,671,302
    46,000   Raytheon Company                                                                                     2,050,220
   107,600   United Technologies Corporation                                                                      6,823,992
---------------------------------------------------------------------------------------------------------------------------
             Total Aerospace & Defense                                                                           27,269,794
             --------------------------------------------------------------------------------------------------------------
             AIR FREIGHT & LOGISTICS - 0.7%
    98,500   United Parcel Service, Inc., Class B                                                                 8,109,505
---------------------------------------------------------------------------------------------------------------------------
             AIRLINES - 0.2%
    93,200   AMR Corporation, (1)                                                                                 2,369,144
---------------------------------------------------------------------------------------------------------------------------
             AUTO COMPONENTS - 0.1%
    31,200   Lear Corporation                                                                                       692,952
---------------------------------------------------------------------------------------------------------------------------
             AUTOMOBILES - 0.6%
   302,500   Ford Motor Company                                                                                   2,096,325
   103,800   General Motors Corporation                                                                           3,092,202
    34,500   Harley-Davidson Inc.                                                                                 1,893,705
---------------------------------------------------------------------------------------------------------------------------
             Total Automobiles                                                                                    7,082,232
             --------------------------------------------------------------------------------------------------------------
             BEVERAGES - 1.0%
   171,450   Coca-Cola Company                                                                                    7,375,779
    83,200   PepsiCo, Inc.                                                                                        4,995,328
---------------------------------------------------------------------------------------------------------------------------
             Total Beverages                                                                                     12,371,107
             --------------------------------------------------------------------------------------------------------------
             BIOTECHNOLOGY - 2.6%
   166,650   Amgen Inc., (1)                                                                                     10,870,580
   121,150   Biogen Idec Inc., (1)                                                                                5,612,880
    53,400   Genentech, Inc., (1)                                                                                 4,368,120
    46,900   Genzyme Corporation, (1)                                                                             2,863,245
    92,100   Gilead Sciences, Inc., (1)                                                                           5,448,636
    23,750   Sepracor Inc., (1)                                                                                   1,357,075
---------------------------------------------------------------------------------------------------------------------------
             Total Biotechnology                                                                                 30,520,536
             --------------------------------------------------------------------------------------------------------------
             CAPITAL MARKETS - 1.9%
    34,400   American Capital Strategies Limited                                                                  1,151,712
   156,050   Charles Schwab Corporation                                                                           2,493,679
    26,800   Goldman Sachs Group, Inc.                                                                            4,031,524
    33,700   Legg Mason, Inc.                                                                                     3,353,824
   132,250   Morgan Stanley                                                                                       8,359,523
   136,400   Waddell & Reed Financial, Inc., Class A                                                              2,804,384
---------------------------------------------------------------------------------------------------------------------------
             Total Capital Markets                                                                               22,194,646
             --------------------------------------------------------------------------------------------------------------
             CHEMICALS - 1.7%
       920   Arkema, (1)                                                                                             35,891
   112,500   Dow Chemical Company                                                                                 4,390,875
   137,700   E.I. Du Pont de Nemours and Company                                                                  5,728,320
    46,050   Eastman Chemical Company                                                                             2,486,700
    72,000   Lubrizol Corporation                                                                                 2,869,200
    26,400   Lyondell Chemical Company                                                                              598,224
    23,600   NL Industries Inc.                                                                                     253,700

    SHARES   DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------
             CHEMICALS (continued)
    37,650   Olin Corporation                                                                                $      675,065
   152,650   RPM International, Inc.                                                                              2,747,700
---------------------------------------------------------------------------------------------------------------------------
             Total Chemicals                                                                                     19,785,675
             --------------------------------------------------------------------------------------------------------------
             COMMERCIAL BANKS - 5.2%
    14,500   Allied Capital Corporation                                                                             417,165
   485,129   Bank of America Corporation                                                                         23,334,750
   116,800   Commerce Bancorp, Inc.                                                                               4,166,256
    30,000   F.N.B. Corporation PA                                                                                  473,100
    45,100   HSBC Holdings PLC, Sponsored ADR                                                                     3,984,585
   121,500   Lloyds TSB Group PLC, Sponsored ADR                                                                  4,795,605
    64,900   North Fork Bancorporation Inc.                                                                       1,958,033
   283,700   U.S. Bancorp                                                                                         8,760,656
   135,250   Wachovia Corporation                                                                                 7,314,320
   108,950   Wells Fargo & Company                                                                                7,308,366
---------------------------------------------------------------------------------------------------------------------------
             Total Commercial Banks                                                                              62,512,836
             --------------------------------------------------------------------------------------------------------------
             COMMERCIAL SERVICES & SUPPLIES - 2.1%
    95,800   Automatic Data Processing, Inc.                                                                      4,344,530
    18,900   CheckFree Corp., (1)                                                                                   936,684
    28,100   Corporate Executive Board Company                                                                    2,815,620
    46,400   Fair Isaac Corporation                                                                               1,684,784
    17,300   Getty Images Inc., (1)                                                                               1,098,723
    23,800   ITT Educational Services, Inc., (1)                                                                  1,566,278
    57,150   Manpower Inc.                                                                                        3,691,890
    49,100   R.R. Donnelley & Sons Company                                                                        1,568,745
   267,200   ServiceMaster Company                                                                                2,760,176
    96,200   Sirva Inc., (1)                                                                                        622,414
    57,400   Synagro Technologies, Inc.                                                                             225,582
    95,550   Waste Management, Inc.                                                                               3,428,334
---------------------------------------------------------------------------------------------------------------------------
             Total Commercial Services & Supplies                                                                24,743,760
             --------------------------------------------------------------------------------------------------------------
             COMMUNICATIONS EQUIPMENT - 4.9%
    68,500   ADTRAN, Inc.                                                                                         1,536,455
    72,000   Avanex Corporation, (1)                                                                                126,720
   919,400   Cisco Systems, Inc., (1)                                                                            17,955,882
   184,500   Corning Incorporated, (1)                                                                            4,463,055
    99,800   Finisar Corporation, (1)                                                                               326,346
    57,000   Harris Corporation                                                                                   2,366,070
   150,000   JDS Uniphase Corporation, (1)                                                                          379,500
    73,000   Juniper Networks Inc., (1)                                                                           1,167,270
   243,800   Motorola, Inc.                                                                                       4,912,570
   569,150   QUALCOMM Inc.                                                                                       22,805,841
    44,900   Research In Motion Limited, (1)                                                                      3,132,673
---------------------------------------------------------------------------------------------------------------------------
             Total Communications Equipment                                                                      59,172,382
             --------------------------------------------------------------------------------------------------------------
             COMPUTERS & PERIPHERALS - 3.7%
   331,300   Apple Computer, Inc., (1)                                                                           18,923,856
    81,600   Dell Inc., (1)                                                                                       1,991,856
   191,800   EMC Corporation, (1)                                                                                 2,104,046
   317,700   Hewlett-Packard Company                                                                             10,064,736
   100,600   International Business Machines Corporation (IBM)                                                    7,728,092
    56,750   McAfee Inc., (1)                                                                                     1,377,323
    23,000   Network Appliance Inc., (1)                                                                            811,900
    23,100   SanDisk Corporation, (1)                                                                             1,177,638
---------------------------------------------------------------------------------------------------------------------------
             Total Computers & Peripherals                                                                       44,179,447
             --------------------------------------------------------------------------------------------------------------
             CONSUMER FINANCE - 0.2%
    31,000   American Express Company                                                                             1,649,820
---------------------------------------------------------------------------------------------------------------------------
             CONTAINERS & PACKAGING - 0.7%
   206,200   Packaging Corp. of America                                                                           4,540,524
   127,450   Sonoco Products Company                                                                              4,033,793
---------------------------------------------------------------------------------------------------------------------------
             Total Containers & Packaging                                                                         8,574,317
             --------------------------------------------------------------------------------------------------------------
             DIVERSIFIED CONSUMER SERVICES - 0.2%
    76,300   Alderwoods Group Inc., (1)                                                                           1,484,798
---------------------------------------------------------------------------------------------------------------------------

       Portfolio of INVESTMENTS June 30, 2006 (Unaudited)

    SHARES   DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------
             DIVERSIFIED FINANCIAL SERVICES - 5.0%
    56,200   A. G. Edwards, Inc.                                                                             $    3,108,984
    11,900   Chicago Merchantile Exchange                                                                         5,844,685
   549,300   Citigroup Inc.                                                                                      26,498,229
    71,300   Eaton Vance Corporation                                                                              1,779,648
   126,150   ING Groep N.V., Sponsored ADR                                                                        4,960,218
   408,650   JPMorgan Chase & Co.                                                                                17,163,300
---------------------------------------------------------------------------------------------------------------------------
             Total Diversified Financial Services                                                                59,355,064
             --------------------------------------------------------------------------------------------------------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 3.3%
   439,300   AT&T Inc.                                                                                           12,252,077
   245,900   BellSouth Corporation                                                                                8,901,580
    28,200   Broadwing Communications Inc., (1)                                                                     291,870
   262,750   Citizens Communications Company                                                                      3,428,888
     9,935   Embarq Corporation, (1)                                                                                407,236
   198,706   Sprint Nextel Corporation                                                                            3,972,133
   302,400   Verizon Communications Inc.                                                                         10,127,376
---------------------------------------------------------------------------------------------------------------------------
             Total Diversified Telecommunication Services                                                        39,381,160
             --------------------------------------------------------------------------------------------------------------
             ELECTRIC UTILITIES - 1.1%
    38,400   Ameren Corporation                                                                                   1,939,200
    98,700   Duquesne Light Holdings Inc.                                                                         1,622,628
   129,350   Great Plains Energy Incorporated                                                                     3,603,691
    92,500   OGE Energy Corp.                                                                                     3,240,275
   118,050   Pepco Holdings, Inc.                                                                                 2,783,619
---------------------------------------------------------------------------------------------------------------------------
             Total Electric Utilities                                                                            13,189,413
             --------------------------------------------------------------------------------------------------------------
             ELECTRICAL EQUIPMENT - 1.2%
   124,000   Capstone Turbine Corporation, (1)                                                                      282,720
    26,000   Cooper Industries, Ltd., Class A                                                                     2,415,920
    80,400   Emerson Electric Co.                                                                                 6,738,324
    47,150   Hubbell Incorporated, Class B                                                                        2,246,698
    39,000   Rockwell Automation, Inc.                                                                            2,808,390
---------------------------------------------------------------------------------------------------------------------------
             Total Electrical Equipment                                                                          14,492,052
             --------------------------------------------------------------------------------------------------------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
   123,100   Gentex Corporation                                                                                   1,723,400
    52,500   Roper Industries Inc.                                                                                2,454,375
---------------------------------------------------------------------------------------------------------------------------
             Total Electronic Equipment & Instruments                                                             4,177,775
             --------------------------------------------------------------------------------------------------------------
             ENERGY EQUIPMENT & SERVICES - 2.0%
    45,800   Diamond Offshore Drilling, Inc.                                                                      3,843,994
    51,150   ENSCO International Incorporated                                                                     2,353,923
    97,250   Halliburton Company                                                                                  7,216,922
    76,950   Patterson-UTI Energy, Inc.                                                                           2,178,455
    75,000   Schlumberger Limited                                                                                 4,883,250
    77,800   Tidewater Inc.                                                                                       3,827,760
---------------------------------------------------------------------------------------------------------------------------
             Total Energy Equipment & Services                                                                   24,304,304
             --------------------------------------------------------------------------------------------------------------
             FOOD & STAPLES RETAILING - 0.9%
    32,614   SUPERVALU Inc.                                                                                       1,001,250
    61,400   Walgreen Co.                                                                                         2,753,176
   142,100   Wal-Mart Stores, Inc.                                                                                6,844,957
---------------------------------------------------------------------------------------------------------------------------
             Total Food & Staples Retailing                                                                      10,599,383
             --------------------------------------------------------------------------------------------------------------
             FOOD PRODUCTS - 0.4%
    30,500   Monsanto Company                                                                                     2,567,795
   109,500   Sara Lee Corporation                                                                                 1,754,190
---------------------------------------------------------------------------------------------------------------------------
             Total Food Products                                                                                  4,321,985
             --------------------------------------------------------------------------------------------------------------
             GAS UTILITIES - 1.2%
    63,900   AGL Resources Inc.                                                                                   2,435,868
   179,450   Atmos Energy Corporation                                                                             5,008,450
   122,400   Nicor Inc.                                                                                           5,079,600
    84,600   Piedmont Natural Gas Company                                                                         2,055,780
---------------------------------------------------------------------------------------------------------------------------
             Total Gas Utilities                                                                                 14,579,698
             --------------------------------------------------------------------------------------------------------------

    SHARES   DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
    80,600   Baxter International Inc.                                                                       $    2,962,856
    60,980   Boston Scientific Corporation, (1)                                                                   1,026,903
    35,400   Hillenbrand Industries                                                                               1,716,900
    16,500   Lincare Holdings, (1)                                                                                  624,360
---------------------------------------------------------------------------------------------------------------------------
             Total Health Care Equipment & Supplies                                                               6,331,019
             --------------------------------------------------------------------------------------------------------------
             HEALTH CARE PROVIDERS & SERVICES - 1.7%
    49,000   Aetna Inc.                                                                                           1,956,570
    46,800   American Retirement Corporation, (1)                                                                 1,533,636
     8,400   AmericGroup Corporation, (1)                                                                           260,736
    51,800   Caremark Rx, Inc.                                                                                    2,583,266
    39,000   Coventry Health Care, Inc., (1)                                                                      2,142,660
    43,000   Mentor Corporation                                                                                   1,870,500
   113,600   UnitedHealth Group Incorporated                                                                      5,087,008
    66,800   Wellpoint Inc., (1)                                                                                  4,861,036
---------------------------------------------------------------------------------------------------------------------------
             Total Health Care Providers & Services                                                              20,295,412
             --------------------------------------------------------------------------------------------------------------
             HOTELS, RESTAURANTS & LEISURE - 1.5%
    32,000   Aztar Corporation, (1)                                                                               1,662,720
    84,350   GTECH Holdings Corporation                                                                           2,933,693
    68,500   International Game Technology                                                                        2,598,890
   215,800   McDonald's Corporation                                                                               7,250,880
    31,000   Starwood Hotels & Resorts Worldwide, Inc.                                                            1,870,540
    14,900   Wynn Resorts Ltd, (1)                                                                                1,092,170
---------------------------------------------------------------------------------------------------------------------------
             Total Hotels, Restaurants & Leisure                                                                 17,408,893
             --------------------------------------------------------------------------------------------------------------
             HOUSEHOLD DURABLES - 0.9%
   184,850   Newell Rubbermaid Inc.                                                                               4,774,676
    44,700   Stanley Works                                                                                        2,110,734
    52,780   Whirlpool Corporation                                                                                4,362,267
---------------------------------------------------------------------------------------------------------------------------
             Total Household Durables                                                                            11,247,677
             --------------------------------------------------------------------------------------------------------------
             HOUSEHOLD PRODUCTS - 1.4%
    59,100   Colgate-Palmolive Company                                                                            3,540,090
   229,375   Procter & Gamble Company                                                                            12,753,250
---------------------------------------------------------------------------------------------------------------------------
             Total Household Products                                                                            16,293,340
             --------------------------------------------------------------------------------------------------------------
             INDUSTRIAL CONGLOMERATES - 3.7%
    83,000   3M Company                                                                                           6,703,910
   958,350   General Electric Company                                                                            31,587,213
    57,500   Genuine Parts Company                                                                                2,395,450
   115,050   Tyco International Ltd.                                                                              3,163,875
---------------------------------------------------------------------------------------------------------------------------
             Total Industrial Conglomerates                                                                      43,850,448
             --------------------------------------------------------------------------------------------------------------
             INSURANCE - 2.3%
    41,400   Allstate Corporation                                                                                 2,265,822
   202,500   American International Group, Inc.                                                                  11,957,625
   118,050   Arthur J. Gallagher & Co.                                                                            2,991,387
    51,050   Fidelity National Financial, Inc.                                                                    1,988,398
   105,900   Marsh & McLennan Companies, Inc.                                                                     2,847,651
    35,150   Mercury General Corporation                                                                          1,981,406
    81,750   Unitrin, Inc.                                                                                        3,563,483
---------------------------------------------------------------------------------------------------------------------------
             Total Insurance                                                                                     27,595,772
             --------------------------------------------------------------------------------------------------------------
             INTERNET & CATALOG RETAIL - 0.3%
    72,750   Amazon.com, Inc., (1)                                                                                2,813,970
    43,650   IAC/InterActiveCorp., (1)                                                                            1,156,289
---------------------------------------------------------------------------------------------------------------------------
             Total Internet & Catalog Retail                                                                      3,970,259
             --------------------------------------------------------------------------------------------------------------
             INTERNET SOFTWARE & SERVICES - 2.6%
   341,600   eBay Inc., (1)                                                                                      10,005,464
    27,200   Google Inc., Class A, (1)                                                                           11,405,776
   112,200   United Online, Inc.                                                                                  1,346,400
   267,900   Yahoo! Inc., (1)                                                                                     8,840,700
---------------------------------------------------------------------------------------------------------------------------
             Total Internet Software & Services                                                                  31,598,340
             --------------------------------------------------------------------------------------------------------------

       Portfolio of INVESTMENTS June 30, 2006 (Unaudited)

    SHARES   DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------
             IT SERVICES - 0.4%
    86,700   Electronic Data Systems Corporation                                                             $    2,086,002
    52,800   First Data Corporation                                                                               2,378,112
    52,600   Sify Limited, (1)                                                                                      524,948
---------------------------------------------------------------------------------------------------------------------------
             Total IT Services                                                                                    4,989,062
             --------------------------------------------------------------------------------------------------------------
             LEISURE EQUIPMENT & PRODUCTS - 0.2%
    85,100   Mattel, Inc.                                                                                         1,405,001
    34,500   Polaris Industries Inc.                                                                              1,493,850
---------------------------------------------------------------------------------------------------------------------------
             Total Leisure Equipment & Products                                                                   2,898,851
             --------------------------------------------------------------------------------------------------------------
             LIFE SCIENCES TOOLS & SERVICES - 0.1%
    23,400   Serologicals Corporation, (1)                                                                          735,696
---------------------------------------------------------------------------------------------------------------------------
             MACHINERY - 1.6%
    49,050   Briggs & Stratton Corporation                                                                        1,525,946
   112,400   Caterpillar Inc.                                                                                     8,371,552
    52,750   Graco Inc.                                                                                           2,425,445
    24,400   Pentair, Inc.                                                                                          834,236
    76,400   SPX Corporation                                                                                      4,274,580
    67,000   Timken Company                                                                                       2,245,170
---------------------------------------------------------------------------------------------------------------------------
             Total Machinery                                                                                     19,676,929
             --------------------------------------------------------------------------------------------------------------
             MEDIA - 2.1%
    20,550   Catalina Marketing Corporation                                                                         584,853
    69,500   Clear Channel Communications, Inc.                                                                   2,151,025
     8,687   Live Nation Inc., (1)                                                                                  176,867
   125,000   Napster Inc., (1)                                                                                      385,000
   144,450   News Corporation, Class A                                                                            2,770,551
    28,100   Omnicom Group Inc.                                                                                   2,503,429
   234,500   Regal Entertainment Group, Class A                                                                   4,765,040
   495,250   Sirius Satellite Radio Inc., (1)                                                                     2,352,438
   161,900   Time Warner Inc.                                                                                     2,800,870
    46,400   Viamcom Inc., Class B, (1)                                                                           1,662,976
   129,700   Walt Disney Company                                                                                  3,891,000
   108,400   XM Satellite Radio Holdings Inc., Class A, (1)                                                       1,588,060
---------------------------------------------------------------------------------------------------------------------------
             Total Media                                                                                         25,632,109
             --------------------------------------------------------------------------------------------------------------
             METALS & MINING - 0.9%
   121,500   Alcoa Inc.                                                                                           3,931,740
   140,000   Companhia Siderurgica Nacional S.A., Sponsored ADR                                                   4,508,000
    25,000   Southern Copper Corporation                                                                          2,228,250
---------------------------------------------------------------------------------------------------------------------------
             Total Metals & Mining                                                                               10,667,990
             --------------------------------------------------------------------------------------------------------------
             MULTILINE RETAIL - 0.9%
    66,192   Federated Department Stores, Inc.                                                                    2,422,627
    93,000   Nordstrom, Inc.                                                                                      3,394,500
    20,877   Sears Holding Corporation, (1)                                                                       3,232,595
    41,500   Target Corporation                                                                                   2,028,105
---------------------------------------------------------------------------------------------------------------------------
             Total Multiline Retail                                                                              11,077,827
             --------------------------------------------------------------------------------------------------------------
             MULTI-UTILITIES - 1.2%
   181,250   Duke Energy Corporation                                                                              5,323,313
    88,300   National Fuel Gas Company                                                                            3,102,862
     6,600   National Grid PLC, Sponsored ADR                                                                       356,796
    95,800   ONEOK, Inc.                                                                                          3,261,032
    42,100   Public Service Enterprise Group Incorporated                                                         2,783,652
---------------------------------------------------------------------------------------------------------------------------
             Total Multi-Utilities                                                                               14,827,655
             --------------------------------------------------------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS - 4.9%
    12,800   BP Prudhoe Bay Royalty Trust                                                                         1,022,720
   183,650   Chevron Corporation                                                                                 11,397,319
    74,000   ConocoPhillips                                                                                       4,849,220
   545,550   ExxonMobil Corporation                                                                              33,469,490
    87,200   Royal Dutch Shell PLC, Class A, ADR                                                                  5,840,656
    36,800   Total SA, Sponsored ADR                                                                              2,411,136
---------------------------------------------------------------------------------------------------------------------------
             Total Oil, Gas & Consumable Fuels                                                                   58,990,541
             --------------------------------------------------------------------------------------------------------------

    SHARES   DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------
             PAPER & FOREST PRODUCTS - 0.1%
    37,000   Bowater Incorporated                                                                            $      841,750
---------------------------------------------------------------------------------------------------------------------------
             PHARMACEUTICALS - 6.7%
   152,900   Abbott Laboratories                                                                                  6,667,969
    16,000   Amylin Pharmaceuticals Inc., (1)                                                                       789,920
   406,450   Bristol-Myers Squibb Company                                                                        10,510,797
   113,000   Celgene Corporation, (1)                                                                             5,359,590
   116,450   Eli Lilly and Company                                                                                6,436,192
    49,700   GlaxoSmithKline PLC, ADR                                                                             2,773,260
    95,750   Johnson & Johnson                                                                                    5,737,340
   381,350   Merck & Co. Inc.                                                                                    13,892,581
   698,250   Pfizer Inc.                                                                                         16,387,928
   124,050   Schering-Plough Corporation                                                                          2,360,672
    96,400   Teva Pharmaceutical Industries Limited                                                               3,045,276
   139,850   Wyeth                                                                                                6,210,738
---------------------------------------------------------------------------------------------------------------------------
             Total Pharmaceuticals                                                                               80,172,263
             --------------------------------------------------------------------------------------------------------------
             REAL ESTATE - 1.8%
   125,350   American Financial Realty Trust                                                                      1,213,388
    22,000   American Home Mortgage Investment Corp.                                                                810,920
   277,600   Crescent Real Estate Equities Company                                                                5,152,256
    56,800   First Industrial Realty Trust, Inc.                                                                  2,154,992
    64,300   Friedman, Billings, Ramsey Group, Inc., Class A                                                        705,371
    59,500   Health Care REIT, Inc.                                                                               2,079,525
    86,200   Hospitality Properties Trust                                                                         3,785,904
    18,978   Host Marriott Corporation                                                                              415,049
   246,550   HRPT Properties Trust                                                                                2,850,118
   112,500   Nationwide Health Properties, Inc.                                                                   2,532,375
---------------------------------------------------------------------------------------------------------------------------
             Total Real Estate                                                                                   21,699,898
             --------------------------------------------------------------------------------------------------------------
             SEMICONDUCTORS & EQUIPMENT - 5.3%
    84,500   Advanced Micro Devices, Inc., (1)                                                                    2,063,490
    81,900   Altera Corporation, (1)                                                                              1,437,345
    30,000   Amkor Technology Inc., (1)                                                                             283,800
   109,800   Analog Devices, Inc.                                                                                 3,528,972
   292,300   Applied Materials, Inc.                                                                              4,758,644
   129,900   Broadcom Corporation, Class A, (1)                                                                   3,903,495
   130,000   Conexant Systems Inc., (1)                                                                             325,000
    42,400   Cree, Inc., (1)                                                                                      1,007,424
    60,200   Freescale Semiconductor, Inc., (1)                                                                   1,745,800
 1,023,350   Intel Corporation                                                                                   19,392,483
    14,200   International Rectifier Corporation, (1)                                                               554,936
    51,550   KLA-Tencor Corporation                                                                               2,142,934
    72,550   Linear Technology Corporation                                                                        2,429,700
    82,550   Marvell Technology Group Ltd., (1)                                                                   3,659,442
   123,350   Maxim Integrated Products, Inc.                                                                      3,960,769
   123,350   National Semiconductor Corporation                                                                   2,941,898
   213,250   Texas Instruments Incorporated                                                                       6,459,343
   129,000   Vitesse Semiconductor Corporation, (1)                                                                 185,760
   130,650   Xilinx, Inc.                                                                                         2,959,223
---------------------------------------------------------------------------------------------------------------------------
             Total Semiconductors & Equipment                                                                    63,740,458
             --------------------------------------------------------------------------------------------------------------
             SOFTWARE - 6.0%
    76,353   Activision Inc., (1)                                                                                   868,908
   190,764   Adobe Systems Incorporated, (1)                                                                      5,791,595
    53,200   Akamai Technologies, Inc., (1)                                                                       1,925,308
    71,500   Autodesk, Inc., (1)                                                                                  2,463,890
   102,500   CA Inc.                                                                                              2,106,375
 1,666,550   Microsoft Corporation                                                                               38,830,611
   746,691   Oracle Corporation, (1)                                                                             10,819,567
    24,100   Red Hat, Inc., (1)                                                                                     563,940
    52,500   SAP AG, Sponsored ADR                                                                                2,757,300
   303,021   Symantec Corporation, (1)                                                                            4,708,946
    58,650   VeriSign, Inc., (1)                                                                                  1,358,921
---------------------------------------------------------------------------------------------------------------------------
             Total Software                                                                                      72,195,361
             --------------------------------------------------------------------------------------------------------------

       Portfolio of INVESTMENTS June 30, 2006 (Unaudited)

    SHARES   DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------
             SPECIALTY RETAIL - 2.5%
    20,300   Abercrombie & Fitch Co., Class A                                                                $    1,125,229
    37,400   American Eagle Outfitters, Inc.                                                                      1,273,096
    88,950   Best Buy Co., Inc.                                                                                   4,878,018
    13,700   Cabela's Incorporated, (1)                                                                             263,862
    34,100   CarMax, Inc., (1)                                                                                    1,209,186
    56,400   Chico's FAS, Inc., (1)                                                                               1,521,672
    81,900   Claire's Stores, Inc.                                                                                2,089,269
    64,150   Gap, Inc.                                                                                            1,116,210
   210,000   Home Depot, Inc.                                                                                     7,515,900
   126,450   Limited Brands, Inc.                                                                                 3,235,856
    53,150   Lowe's Companies, Inc.                                                                               3,224,611
    66,200   Michaels Stores, Inc.                                                                                2,730,088
    24,000   Pier 1 Imports, Inc.                                                                                   167,520
---------------------------------------------------------------------------------------------------------------------------
             Total Specialty Retail                                                                              30,350,517
             --------------------------------------------------------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE - 0.4%
   261,200   New York Community Bancorp, Inc.                                                                     4,312,412
---------------------------------------------------------------------------------------------------------------------------
             TOBACCO - 2.0%
   249,400   Altria Group, Inc.                                                                                  18,313,442
    56,950   Loews Corp - Carolina Group                                                                          2,925,522
    22,700   Reynolds American Inc.                                                                               2,617,310
---------------------------------------------------------------------------------------------------------------------------
             Total Tobacco                                                                                       23,856,274
             --------------------------------------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATION SERVICES - 0.3%
    84,500   China Mobile Limited, Sponsored ADR                                                                  2,417,545
    61,200   UbiquiTel Inc., (1)                                                                                    632,808
---------------------------------------------------------------------------------------------------------------------------
             Total Wireless Telecommunication Services                                                            3,050,353
             --------------------------------------------------------------------------------------------------------------
             TOTAL COMMON STOCKS (COST $1,066,994,344)                                                        1,145,420,891
             --------------------------------------------------------------------------------------------------------------
                                                                    NOTIONAL      EXPIRATION       STRIKE
 CONTRACTS   TYPE                                                 AMOUNT (2)            DATE        PRICE              VALUE
----------------------------------------------------------------------------------------------------------------------------
             PUT OPTIONS - 0.2%
       439   Nasdaq 100 Index                                    $61,460,000        7/22/06         $1400     $       44,778
       430   Nasdaq 100 Index                                     62,350,000        7/22/06          1450             79,550
       439   Nasdaq 100 Index                                     63,655,000        8/19/06          1450            324,860
       490   Nasdaq 100 Index                                     72,275,000        8/19/06          1475            490,000
     1,000   S&P 500 Index                                       115,000,000        7/22/06          1150             55,000
       995   S&P 500 Index                                       116,912,500        7/22/06          1175             94,525
     1,773   S&P 500 Index                                       212,760,000        7/22/06          1200            301,410
       833   S&P 500 Index                                       102,042,500        7/22/06          1225            274,890
     1,056   S&P 500 Index                                       121,440,000        8/19/06          1150            269,280
       997   S&P 500 Index                                       117,147,500        8/19/06          1175            388,830
----------------------------------------------------------------------------------------------------------------------------
     8,452   TOTAL PUT OPTIONS (COST $7,303,648)                 1,045,042,500                                     2,323,123
----------------------------------------------------------------------------------------------------------------------------

   PRINCIPAL
AMOUNT (000)   DESCRIPTION                                              COUPON        MATURITY                           VALUE
------------------------------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS - 5.0%
 $   59,184    Repurchase Agreement with State Street Bank, dated       4.130%        7/03/06                   $   59,184,335
                6/30/06, repurchase price $59,204,704,
                collateralized by $46,870,000 U.S. Treasury
                Bonds, 8.125%, due 5/15/21, value $60,374,419
-----------
------------------------------------------------------------------------------------------------------------------------------
               TOTAL SHORT-TERM INVESTMENTS (COST $59,184,335)                                                      59,184,335
               ---------------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS (COST $1,133,482,327) - 101.0%                                                  1,206,928,349
               ---------------------------------------------------------------------------------------------------------------
                                                                     NOTIONAL       EXPIRATION      STRIKE
  CONTRACTS    TYPE                                                AMOUNT (2)            DATE        PRICE              VALUE
------------------------------------------------------------------------------------------------------------------------------
               CALL OPTIONS - (1.3)% (3)
       (435)   Mini-NDX 100 Index                                  $(7,177,500)       7/22/06        $165.0     $       (9,570)
     (1,410)   Mini-NDX 100 Index                                  (23,970,000)       7/22/06         170.0             (7,050)
     (1,920)   Mini-NDX 100 Index                                  (30,720,000)       8/19/06         160.0           (595,200)
     (2,393)   Mini-NDX 100 Index                                  (38,886,250)       8/19/06         162.5           (471,421)
     (1,820)   Mini-NDX 100 Index                                  (29,120,000)       9/16/06         160.0           (800,800)
       (183)   Nasdaq 100 Index                                    (29,737,500)       7/22/06          1625           (124,440)
       (335)   Nasdaq 100 Index                                    (55,275,000)       7/22/06          1650            (84,420)
        (34)   Nasdaq 100 Index                                    (5,780,000)        7/22/06          1700             (1,428)
        (82)   Nasdaq 100 Index                                    (13,120,000)       8/19/06          1600           (252,560)
       (173)   Nasdaq 100 Index                                    (28,112,500)       8/19/06          1625           (345,135)
       (193)   Nasdaq 100 Index                                    (31,845,000)       8/19/06          1650           (223,880)
       (826)   S&P 500 Index                                       (103,250,000)      7/22/06          1250         (2,457,350)
     (1,680)   S&P 500 Index                                       (214,200,000)      7/22/06          1275         (2,133,600)
       (748)   S&P 500 Index                                       (97,240,000)       7/22/06          1300           (222,904)
       (794)   S&P 500 Index                                       (99,250,000)       8/19/06          1250         (3,156,150)
       (878)   S&P 500 Index                                       (111,945,000)      8/19/06          1275         (2,015,010)
       (873)   S&P 500 Index                                       (113,490,000)      8/19/06          1300           (925,380)
       (855)   S&P 500 Index                                       (111,150,000)      9/16/06          1300         (1,556,100)
------------------------------------------------------------------------------------------------------------------------------
    (15,632)   TOTAL CALL OPTIONS (PREMIUMS RECEIVED $22,760,724)  (1,144,268,750)                                 (15,382,398)
------------------------------------------------------------------------------------------------------------------------------
               OTHER ASSETS LESS LIABILITIES - 0.3%                                                                  3,896,474
               ---------------------------------------------------------------------------------------------------------------
               NET ASSETS - 100%                                                                                $1,195,442,425
               ---------------------------------------------------------------------------------------------------------------

        (1)      Non-income producing.
        (2)      For disclosure purposes, Notional Amount is calculated by multiplying the number of
                 Contracts by Strike Price by 100.
        (3)      The Fund may designate up to 100% of its Common Stock investments to cover outstanding
                 Call Options.
        ADR      American Depositary Receipt.

                                 See accompanying notes to financial statements.

Nuveen Equity Premium Advantage Fund (JLA)

Portfolio of
        INVESTMENTS June 30, 2006 (Unaudited)

    SHARES   DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------
             COMMON STOCKS - 95.4%
             AEROSPACE & DEFENSE - 1.2%
    26,200   Boeing Company                                                                                  $    2,146,042
    41,300   Honeywell International Inc.                                                                         1,664,390
    29,900   United Technologies Corporation                                                                      1,896,258
---------------------------------------------------------------------------------------------------------------------------
             Total Aerospace & Defense                                                                            5,706,690
             --------------------------------------------------------------------------------------------------------------
             AIR FREIGHT & LOGISTICS - 0.6%
    33,700   United Parcel Service, Inc., Class B                                                                 2,774,521
---------------------------------------------------------------------------------------------------------------------------
             AIRLINES - 0.2%
    60,900   Southwest Airlines Co.                                                                                 996,933
---------------------------------------------------------------------------------------------------------------------------
             AUTO COMPONENTS - 0.1%
    22,700   Lear Corporation                                                                                       504,167
---------------------------------------------------------------------------------------------------------------------------
             AUTOMOBILES - 0.4%
    89,000   Ford Motor Company                                                                                     616,770
    13,500   General Motors Corporation                                                                             402,165
    14,900   Harley-Davidson Inc.                                                                                   817,861
---------------------------------------------------------------------------------------------------------------------------
             Total Automobiles                                                                                    1,836,796
             --------------------------------------------------------------------------------------------------------------
             BEVERAGES - 0.6%
    32,700   Coca-Cola Company                                                                                    1,406,754
    23,200   PepsiCo, Inc.                                                                                        1,392,928
---------------------------------------------------------------------------------------------------------------------------
             Total Beverages                                                                                      2,799,682
             --------------------------------------------------------------------------------------------------------------
             BIOTECHNOLOGY - 4.5%
    99,900   Amgen Inc., (1)                                                                                      6,516,477
    73,600   Biogen Idec Inc., (1)                                                                                3,409,888
    12,500   Cephalon, Inc., (1)                                                                                    751,250
    11,700   Genentech, Inc., (1)                                                                                   957,060
    56,100   Genzyme Corporation, (1)                                                                             3,424,905
    80,200   Gilead Sciences, Inc., (1)                                                                           4,744,632
    19,500   Sepracor Inc., (1)                                                                                   1,114,230
---------------------------------------------------------------------------------------------------------------------------
             Total Biotechnology                                                                                 20,918,442
             --------------------------------------------------------------------------------------------------------------
             CAPITAL MARKETS - 1.5%
    74,000   Charles Schwab Corporation                                                                           1,182,520
     9,100   Goldman Sachs Group, Inc.                                                                            1,368,913
    13,200   Legg Mason, Inc.                                                                                     1,313,664
    35,700   Morgan Stanley                                                                                       2,256,597
    51,000   Waddell & Reed Financial, Inc., Class A                                                              1,048,560
---------------------------------------------------------------------------------------------------------------------------
             Total Capital Markets                                                                                7,170,254
             --------------------------------------------------------------------------------------------------------------
             CHEMICALS - 0.5%
    23,800   Dow Chemical Company                                                                                   928,914
    26,100   Lyondell Chemical Company                                                                              591,426
    22,000   Olin Corporation                                                                                       394,460
    34,800   RPM International, Inc.                                                                                626,400
---------------------------------------------------------------------------------------------------------------------------
             Total Chemicals                                                                                      2,541,200
             --------------------------------------------------------------------------------------------------------------
             COMMERCIAL BANKS - 3.7%
   118,691   Bank of America Corporation                                                                          5,709,085
    23,800   Bank of New York Company, Inc.                                                                         766,360
    33,600   Commerce Bancorp, Inc.                                                                               1,198,512
    82,400   Lloyds TSB Group PLC, Sponsored ADR                                                                  3,252,328
    63,800   U.S. Bancorp                                                                                         1,970,144

    SHARES   DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------
             COMMERCIAL BANKS (continued)
    38,800   Wachovia Corporation                                                                            $    2,098,304
    32,600   Wells Fargo & Company                                                                                2,186,808
---------------------------------------------------------------------------------------------------------------------------
             Total Commercial Banks                                                                              17,181,541
             --------------------------------------------------------------------------------------------------------------
             COMMERCIAL SERVICES & SUPPLIES - 2.8%
    38,800   Automatic Data Processing, Inc.                                                                      1,759,580
    28,200   CheckFree Corp., (1)                                                                                 1,397,592
    13,800   Corporate Executive Board Company                                                                    1,382,760
    36,000   Deluxe Corporation                                                                                     629,280
    23,400   Global Payments Inc.                                                                                 1,136,070
    15,900   ITT Educational Services, Inc., (1)                                                                  1,046,379
    20,400   Manpower Inc.                                                                                        1,317,840
    65,500   Paychex, Inc.                                                                                        2,553,190
    26,600   Pitney Bowes Inc.                                                                                    1,098,580
    88,800   ServiceMaster Company                                                                                  917,304
---------------------------------------------------------------------------------------------------------------------------
             Total Commercial Services & Supplies                                                                13,238,575
             --------------------------------------------------------------------------------------------------------------
             COMMUNICATIONS EQUIPMENT - 7.0%
   101,000   Ciena Corporation, (1)                                                                                 485,810
   467,900   Cisco Systems, Inc., (1)                                                                             9,138,087
    14,000   Comverse Technology, Inc., (1)                                                                         276,780
    68,300   Corning Incorporated, (1)                                                                            1,652,177
    29,400   Harris Corporation                                                                                   1,220,394
   339,500   JDS Uniphase Corporation, (1)                                                                          858,935
    63,600   Juniper Networks Inc., (1)                                                                           1,016,964
   150,600   Lucent Technologies Inc., (1)                                                                          364,452
    72,900   Motorola, Inc.                                                                                       1,468,935
   374,500   QUALCOMM Inc.                                                                                       15,006,215
    19,100   Research In Motion Limited, (1)                                                                      1,332,607
---------------------------------------------------------------------------------------------------------------------------
             Total Communications Equipment                                                                      32,821,356
             --------------------------------------------------------------------------------------------------------------
             COMPUTERS & PERIPHERALS - 5.3%
   226,500   Apple Computer, Inc., (1)                                                                           12,937,680
    21,500   ATI Technologies Inc., (1)                                                                             313,900
    66,500   EMC Corporation, (1)                                                                                   729,505
   100,200   Hewlett-Packard Company                                                                              3,174,336
    36,800   International Business Machines Corporation (IBM)                                                    2,826,976
    59,000   Network Appliance Inc., (1)                                                                          2,082,700
    31,500   SanDisk Corporation, (1)                                                                             1,605,870
   242,000   Sun Microsystems Inc., (1)                                                                           1,004,300
---------------------------------------------------------------------------------------------------------------------------
             Total Computers & Peripherals                                                                       24,675,267
             --------------------------------------------------------------------------------------------------------------
             CONSUMER FINANCE - 0.2%
    18,700   American Express Company                                                                               995,214
---------------------------------------------------------------------------------------------------------------------------
             CONTAINERS & PACKAGING - 0.5%
    74,200   Packaging Corp. of America                                                                           1,633,884
    24,900   Sonoco Products Company                                                                                788,085
---------------------------------------------------------------------------------------------------------------------------
             Total Containers & Packaging                                                                         2,421,969
             --------------------------------------------------------------------------------------------------------------
             DIVERSIFIED FINANCIAL SERVICES - 2.9%
     4,400   Chicago Merchantile Exchange                                                                         2,161,060
   115,400   Citigroup Inc.                                                                                       5,566,896
    36,000   Eaton Vance Corporation                                                                                898,560
    89,700   JPMorgan Chase & Co.                                                                                 3,767,400
    20,000   Moody's Corporation                                                                                  1,089,200
---------------------------------------------------------------------------------------------------------------------------
             Total Diversified Financial Services                                                                13,483,116
             --------------------------------------------------------------------------------------------------------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 2.1%
   149,013   AT&T Inc.                                                                                            4,155,973
    54,100   BellSouth Corporation                                                                                1,958,420
    70,914   Sprint Nextel Corporation                                                                            1,417,571
    75,700   Verizon Communications Inc.                                                                          2,535,193
---------------------------------------------------------------------------------------------------------------------------
             Total Diversified Telecommunication Services                                                        10,067,157
             --------------------------------------------------------------------------------------------------------------

       Portfolio of INVESTMENTS June 30, 2006 (Unaudited)

    SHARES   DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------
             ELECTRIC UTILITIES - 0.6%
    21,600   Exelon Corporation                                                                              $    1,227,528
    30,400   OGE Energy Corp.                                                                                     1,064,912
    42,000   TECO Energy, Inc.                                                                                      627,480
---------------------------------------------------------------------------------------------------------------------------
             Total Electric Utilities                                                                             2,919,920
             --------------------------------------------------------------------------------------------------------------
             ELECTRICAL EQUIPMENT - 1.2%
    13,000   Cooper Industries, Ltd., Class A                                                                     1,207,960
    29,900   Emerson Electric Co.                                                                                 2,505,919
    13,500   Hubbell Incorporated, Class B                                                                          643,275
    15,500   Rockwell Automation, Inc.                                                                            1,116,155
---------------------------------------------------------------------------------------------------------------------------
             Total Electrical Equipment                                                                           5,473,309
             --------------------------------------------------------------------------------------------------------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
    16,300   Amphenol Corporation, Class A                                                                          912,148
    20,300   Arrow Electronics, Inc., (1)                                                                           653,660
    23,200   Roper Industries Inc.                                                                                1,084,600
---------------------------------------------------------------------------------------------------------------------------
             Total Electronic Equipment & Instruments                                                             2,650,408
             --------------------------------------------------------------------------------------------------------------
             ENERGY EQUIPMENT & SERVICES - 1.6%
    15,000   Cooper Cameron Corporation, (1)                                                                        716,550
    21,300   Diamond Offshore Drilling, Inc.                                                                      1,787,709
     9,000   ENSCO International Incorporated                                                                       414,180
    26,400   Halliburton Company                                                                                  1,959,144
    14,600   Schlumberger Limited                                                                                   950,606
    35,000   Smith International, Inc.                                                                            1,556,450
---------------------------------------------------------------------------------------------------------------------------
             Total Energy Equipment & Services                                                                    7,384,639
             --------------------------------------------------------------------------------------------------------------
             FOOD & STAPLES RETAILING - 1.0%
    33,900   CVS Corporation                                                                                      1,040,730
    10,956   SUPERVALU Inc.                                                                                         336,361
    25,700   Walgreen Co.                                                                                         1,152,388
    46,000   Wal-Mart Stores, Inc.                                                                                2,215,820
---------------------------------------------------------------------------------------------------------------------------
             Total Food & Staples Retailing                                                                       4,745,299
             --------------------------------------------------------------------------------------------------------------
             FOOD PRODUCTS - 0.4%
    22,800   ConAgra Foods, Inc.                                                                                    504,108
    13,900   Monsanto Company                                                                                     1,170,241
---------------------------------------------------------------------------------------------------------------------------
             Total Food Products                                                                                  1,674,349
             --------------------------------------------------------------------------------------------------------------
             GAS UTILITIES - 0.9%
    36,400   Atmos Energy Corporation                                                                             1,015,924
    50,200   Nicor Inc.                                                                                           2,083,300
    18,000   Peoples Energy Corporation                                                                             646,380
    26,700   Piedmont Natural Gas Company                                                                           648,810
---------------------------------------------------------------------------------------------------------------------------
             Total Gas Utilities                                                                                  4,394,414
             --------------------------------------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
    33,800   Applera Corporation-Applied Biosystems Group                                                         1,093,430
    34,400   Baxter International Inc.                                                                            1,264,544
    17,638   Boston Scientific Corporation, (1)                                                                     297,024
     4,600   Intuitive Surgical, Inc., (1)                                                                          542,662
    34,300   Medtronic, Inc.                                                                                      1,609,356
    10,000   Stryker Corporation                                                                                    421,100
---------------------------------------------------------------------------------------------------------------------------
             Total Health Care Equipment & Supplies                                                               5,228,116
             --------------------------------------------------------------------------------------------------------------
             HEALTH CARE PROVIDERS & SERVICES - 1.0%
    19,800   Caremark Rx, Inc.                                                                                      987,426
     8,900   HealthExtras, Inc., (1)                                                                                268,958
     9,100   Humana Inc., (1)                                                                                       488,670
    15,100   Medco Health Solutions, Inc., (1)                                                                      864,928
     8,200   UnitedHealth Group Incorporated                                                                        367,196
    11,200   Universal Health Services, Inc., Class B                                                               562,912
    16,600   Wellpoint Inc., (1)                                                                                  1,207,982
---------------------------------------------------------------------------------------------------------------------------
             Total Health Care Providers & Services                                                               4,748,072
             --------------------------------------------------------------------------------------------------------------
             HOTELS, RESTAURANTS & LEISURE - 2.5%
    27,600   International Game Technology                                                                        1,047,144
    45,500   McDonald's Corporation                                                                               1,528,800

    SHARES   DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------
             HOTELS, RESTAURANTS & LEISURE (continued)
   182,400   Starbucks Corporation, (1)                                                                      $    6,887,424
    15,700   Starwood Hotels & Resorts Worldwide, Inc.                                                              947,338
    20,300   Wendy's International, Inc.                                                                          1,183,287
---------------------------------------------------------------------------------------------------------------------------
             Total Hotels, Restaurants & Leisure                                                                 11,593,993
             --------------------------------------------------------------------------------------------------------------
             HOUSEHOLD DURABLES - 0.8%
     5,000   Black & Decker Corporation                                                                             422,300
    37,300   Furniture Brands International, Inc.                                                                   777,332
    38,500   Newell Rubbermaid Inc.                                                                                 994,455
    24,600   Tupperware Corporation                                                                                 484,374
    12,700   Whirlpool Corporation                                                                                1,049,655
---------------------------------------------------------------------------------------------------------------------------
             Total Household Durables                                                                             3,728,116
             --------------------------------------------------------------------------------------------------------------
             HOUSEHOLD PRODUCTS - 0.9%
    76,565   Procter & Gamble Company                                                                             4,257,014
---------------------------------------------------------------------------------------------------------------------------
             INDUSTRIAL CONGLOMERATES - 2.3%
    24,900   3M Company                                                                                           2,011,173
   233,000   General Electric Company                                                                             7,679,680
    42,100   Tyco International Ltd.                                                                              1,157,750
---------------------------------------------------------------------------------------------------------------------------
             Total Industrial Conglomerates                                                                      10,848,603
             --------------------------------------------------------------------------------------------------------------
             INSURANCE - 1.8%
    24,500   AFLAC Incorporated                                                                                   1,135,575
    63,400   American International Group, Inc.                                                                   3,743,770
    29,600   Arthur J. Gallagher & Co.                                                                              750,064
    32,700   Fidelity National Financial, Inc.                                                                    1,273,665
    13,600   Prudential Financial, Inc.                                                                           1,056,720
    14,400   Unitrin, Inc.                                                                                          627,696
---------------------------------------------------------------------------------------------------------------------------
             Total Insurance                                                                                      8,587,490
             --------------------------------------------------------------------------------------------------------------
             INTERNET & CATALOG RETAIL - 0.7%
    39,200   Amazon.com, Inc., (1)                                                                                1,516,256
    45,750   IAC/InterActiveCorp., (1)                                                                            1,211,918
    15,900   Stamps.com Inc., (1)                                                                                   442,338
---------------------------------------------------------------------------------------------------------------------------
             Total Internet & Catalog Retail                                                                      3,170,512
             --------------------------------------------------------------------------------------------------------------
             INTERNET SOFTWARE & SERVICES - 4.7%
   207,600   eBay Inc., (1)                                                                                       6,080,604
    21,500   Google Inc., Class A, (1)                                                                            9,015,595
    37,800   j2 Global Communications, Inc., (1)                                                                  1,180,116
    19,300   Sohu.com Inc., (1)                                                                                     497,747
    77,200   United Online, Inc.                                                                                    926,400
   134,400   Yahoo! Inc., (1)                                                                                     4,435,200
---------------------------------------------------------------------------------------------------------------------------
             Total Internet Software & Services                                                                  22,135,662
             --------------------------------------------------------------------------------------------------------------
             IT SERVICES - 0.7%
    11,800   Digital River, Inc., (1)                                                                               476,602
    41,600   Electronic Data Systems Corporation                                                                  1,000,896
    29,700   First Data Corporation                                                                               1,337,688
     7,300   Infosys Technologies Limited, Sponsored ADR                                                            557,793
---------------------------------------------------------------------------------------------------------------------------
             Total IT Services                                                                                    3,372,979
             --------------------------------------------------------------------------------------------------------------
             LEISURE EQUIPMENT & PRODUCTS - 0.1%
    11,000   Polaris Industries Inc.                                                                                476,300
---------------------------------------------------------------------------------------------------------------------------
             MACHINERY - 1.5%
    23,900   Briggs & Stratton Corporation                                                                          743,529
    29,600   Caterpillar Inc.                                                                                     2,204,608
    11,100   Danaher Corporation                                                                                    713,952
    15,700   Eaton Corporation                                                                                    1,183,780
    18,700   Graco Inc.                                                                                             859,826
    23,300   SPX Corporation                                                                                      1,303,635
---------------------------------------------------------------------------------------------------------------------------
             Total Machinery                                                                                      7,009,330
             --------------------------------------------------------------------------------------------------------------
             MEDIA - 3.4%
    32,300   Clear Channel Communications, Inc.                                                                     999,685
   149,100   Comcast Corporation, Special Class A, (1)                                                            4,887,498

       Portfolio of INVESTMENTS June 30, 2006 (Unaudited)

    SHARES   DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------
             MEDIA (continued)
    22,900   Dow Jones & Company, Inc.                                                                       $      801,729
    62,500   News Corporation, Class A                                                                            1,198,750
    12,800   Omnicom Group Inc.                                                                                   1,140,352
    76,300   Regal Entertainment Group, Class A                                                                   1,550,416
   304,900   Sirius Satellite Radio Inc., (1)                                                                     1,448,275
   121,600   Time Warner Inc.                                                                                     2,103,680
    24,500   ValueClick, Inc., (1)                                                                                  376,075
    34,600   Walt Disney Company                                                                                  1,038,000
    73,100   Westwood One, Inc.                                                                                     548,250
---------------------------------------------------------------------------------------------------------------------------
             Total Media                                                                                         16,092,710
             --------------------------------------------------------------------------------------------------------------
             METALS & MINING - 1.0%
    29,600   Alcoa Inc.                                                                                             957,856
    56,000   Companhia Siderurgica Nacional S.A., Sponsored ADR                                                   1,803,200
    18,000   Phelps Dodge Corporation                                                                             1,478,880
     6,500   Southern Copper Corporation                                                                            579,345
---------------------------------------------------------------------------------------------------------------------------
             Total Metals & Mining                                                                                4,819,281
             --------------------------------------------------------------------------------------------------------------
             MULTILINE RETAIL - 1.5%
    22,662   Federated Department Stores, Inc.                                                                      829,429
    16,800   J.C. Penney Company, Inc.                                                                            1,134,168
    19,500   Nordstrom, Inc.                                                                                        711,750
    19,400   Sears Holding Corporation, (1)                                                                       3,003,896
    23,300   Target Corporation                                                                                   1,138,671
---------------------------------------------------------------------------------------------------------------------------
             Total Multiline Retail                                                                               6,817,914
             --------------------------------------------------------------------------------------------------------------
             MULTI-UTILITIES - 0.7%
    61,600   Duke Energy Corporation                                                                              1,809,192
    12,700   National Grid PLC, Sponsored ADR                                                                       686,562
    30,500   Vectren Corporation                                                                                    831,125
---------------------------------------------------------------------------------------------------------------------------
             Total Multi-Utilities                                                                                3,326,879
             --------------------------------------------------------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS - 3.6%
    71,100   Chevron Corporation                                                                                  4,412,466
    35,300   ConocoPhillips                                                                                       2,313,209
   151,700   ExxonMobil Corporation                                                                               9,306,795
    12,500   Valero Energy Corporation                                                                              831,500
---------------------------------------------------------------------------------------------------------------------------
             Total Oil, Gas & Consumable Fuels                                                                   16,863,970
             --------------------------------------------------------------------------------------------------------------
             PAPER & FOREST PRODUCTS - 0.6%
    18,000   International Paper Company                                                                            581,400
    31,500   Potlatch Corporation                                                                                 1,189,125
    20,300   Weyerhaeuser Company                                                                                 1,263,675
---------------------------------------------------------------------------------------------------------------------------
             Total Paper & Forest Products                                                                        3,034,200
             --------------------------------------------------------------------------------------------------------------
             PHARMACEUTICALS - 5.5%
    34,800   Abbott Laboratories                                                                                  1,517,628
    90,700   Bristol-Myers Squibb Company                                                                         2,345,502
    58,000   Celgene Corporation, (1)                                                                             2,750,940
    48,800   Eli Lilly and Company                                                                                2,697,176
    20,700   GlaxoSmithKline PLC, ADR                                                                             1,155,060
    53,500   Johnson & Johnson                                                                                    3,205,720
   110,300   Merck & Co. Inc.                                                                                     4,018,229
   174,300   Pfizer Inc.                                                                                          4,090,821
    55,400   Schering-Plough Corporation                                                                          1,054,262
    42,900   Telik, Inc., (1)                                                                                       707,850
    46,200   Wyeth                                                                                                2,051,742
---------------------------------------------------------------------------------------------------------------------------
             Total Pharmaceuticals                                                                               25,594,930
             --------------------------------------------------------------------------------------------------------------
             REAL ESTATE - 1.2%
    65,000   American Financial Realty Trust                                                                        629,200
    67,400   Health Care REIT, Inc.                                                                               2,355,630
     9,611   Host Marriott Corporation                                                                              210,193
    66,600   Nationwide Health Properties, Inc.                                                                   1,499,166
    49,550   Trustreet Properties, Inc.                                                                             653,565
---------------------------------------------------------------------------------------------------------------------------
             Total Real Estate                                                                                    5,347,754
             --------------------------------------------------------------------------------------------------------------

    SHARES   DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------
             ROAD & RAIL - 0.4%
    17,500   Burlington Northern Santa Fe Corporation                                                        $    1,386,875
    17,500   Laidlaw International Inc.                                                                             441,000
---------------------------------------------------------------------------------------------------------------------------
             Total Road & Rail                                                                                    1,827,875
             --------------------------------------------------------------------------------------------------------------
             SEMICONDUCTORS & EQUIPMENT - 6.4%
    46,200   Advanced Micro Devices, Inc., (1)                                                                    1,128,204
    57,000   Altera Corporation, (1)                                                                              1,000,350
    50,600   Analog Devices, Inc.                                                                                 1,626,284
   124,800   Applied Materials, Inc.                                                                              2,031,744
    74,400   Broadcom Corporation, Class A, (1)                                                                   2,235,720
    18,900   Cymer, Inc., (1)                                                                                       878,094
    55,600   Fairchild Semiconductor International Inc., Class                                                    1,010,252
              A, (1)
    46,600   Freescale Semiconductor, Inc., (1)                                                                   1,351,400
    60,580   Integrated Device Technology, Inc., (1)                                                                859,024
    24,700   KLA-Tencor Corporation                                                                               1,026,779
    55,500   Linear Technology Corporation                                                                        1,858,695
    35,300   Marvell Technology Group Ltd., (1)                                                                   1,564,849
    81,900   Maxim Integrated Products, Inc.                                                                      2,629,809
    30,100   Micrel, Incorporated, (1)                                                                              301,301
    73,000   Micron Technology, Inc., (1)                                                                         1,099,380
    53,400   National Semiconductor Corporation                                                                   1,273,590
    41,000   NVIDIA Corporation, (1)                                                                                872,890
   102,000   Sigmatel Incorporated, (1)                                                                             419,220
   116,202   Taiwan Semiconductor Manufacturing Company Ltd.,                                                     1,066,738
              Sponsored ADR
    85,100   Texas Instruments Incorporated                                                                       2,577,679
    30,150   Varian Semiconductor Equipment Associate, (1)                                                          983,192
    92,500   Xilinx, Inc.                                                                                         2,095,125
---------------------------------------------------------------------------------------------------------------------------
             Total Semiconductors & Equipment                                                                    29,890,319
             --------------------------------------------------------------------------------------------------------------
             SOFTWARE - 8.8%
    92,500   Adobe Systems Incorporated, (1)                                                                      2,808,300
    22,100   Akamai Technologies, Inc., (1)                                                                         799,799
    39,700   Autodesk, Inc., (1)                                                                                  1,368,062
    23,500   CA Inc.                                                                                                482,925
    73,400   Cadence Design Systems, Inc., (1)                                                                    1,258,810
    28,850   Hyperion Solutions Corporation, (1)                                                                    796,260
    18,600   Internet Security Systems, Inc., (1)                                                                   350,610
   834,600   Microsoft Corporation                                                                               19,446,180
   506,650   Oracle Corporation, (1)                                                                              7,341,373
    17,600   Red Hat, Inc., (1)                                                                                     411,840
    18,900   Reynolds and Reynolds Company                                                                          579,663
    16,800   SAP AG, Sponsored ADR                                                                                  882,336
    32,000   Satyam Computer Services Limited, ADR                                                                1,060,480
    25,400   Sybase, Inc., (1)                                                                                      492,760
   157,610   Symantec Corporation, (1)                                                                            2,449,259
    33,900   VeriSign, Inc., (1)                                                                                    785,463
---------------------------------------------------------------------------------------------------------------------------
             Total Software                                                                                      41,314,120
             --------------------------------------------------------------------------------------------------------------
             SPECIALTY RETAIL - 2.0%
     6,500   Abercrombie & Fitch Co., Class A                                                                       360,295
    28,650   Best Buy Co., Inc.                                                                                   1,571,166
    32,600   Claire's Stores, Inc.                                                                                  831,626
    25,700   Gap, Inc.                                                                                              447,180
    60,100   Home Depot, Inc.                                                                                     2,150,979
    40,900   Limited Brands, Inc.                                                                                 1,046,631
    24,500   Lowe's Companies, Inc.                                                                               1,486,415
    14,100   Office Depot, Inc., (1)                                                                                535,800
    46,200   Pier 1 Imports, Inc.                                                                                   322,476
    22,800   TJX Companies, Inc.                                                                                    521,208
---------------------------------------------------------------------------------------------------------------------------
             Total Specialty Retail                                                                               9,273,776
             --------------------------------------------------------------------------------------------------------------
             TEXTILES, APPAREL & LUXURY GOODS - 0.1%
    15,000   Coach, Inc., (1)                                                                                       448,500
---------------------------------------------------------------------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE - 0.3%
    13,800   Fannie Mae                                                                                             663,780
    53,100   New York Community Bancorp, Inc.                                                                       876,681
---------------------------------------------------------------------------------------------------------------------------
             Total Thrifts & Mortgage Finance                                                                     1,540,461
             --------------------------------------------------------------------------------------------------------------

       Portfolio of INVESTMENTS June 30, 2006 (Unaudited)

    SHARES   DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------
             TOBACCO - 1.1%
    69,700   Altria Group, Inc.                                                                              $    5,118,071
---------------------------------------------------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATION SERVICES - 0.3%
    46,400   China Mobile Limited, Sponsored ADR                                                                  1,327,504
---------------------------------------------------------------------------------------------------------------------------
             TOTAL COMMON STOCKS (COST $413,530,959)                                                            447,169,669
             --------------------------------------------------------------------------------------------------------------
                                                                    NOTIONAL      EXPIRATION       STRIKE
 CONTRACTS   TYPE                                                 AMOUNT (2)            DATE        PRICE              VALUE
----------------------------------------------------------------------------------------------------------------------------
             PUT OPTIONS - 0.2%
       335   Nasdaq 100 Index                                    $46,900,000        7/22/06         $1400     $       34,170
       339   Nasdaq 100 Index                                     49,155,000        7/22/06          1450             62,715
       336   Nasdaq 100 Index                                     48,720,000        8/19/06          1450            248,640
       389   Nasdaq 100 Index                                     57,377,500        8/19/06          1475            389,000
       261   S&P 500 Index                                        30,015,000        7/22/06          1150             14,355
       273   S&P 500 Index                                        32,077,500        7/22/06          1175             25,935
       453   S&P 500 Index                                        54,360,000        7/22/06          1200             77,010
       207   S&P 500 Index                                        25,357,500        7/22/06          1225             68,310
       289   S&P 500 Index                                        33,235,000        8/19/06          1150             73,695
       261   S&P 500 Index                                        30,667,500        8/19/06          1175            101,790
----------------------------------------------------------------------------------------------------------------------------
     3,143   TOTAL PUT OPTIONS (COST $3,668,818)                 407,865,000                                       1,095,620
----------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL
    AMOUNT
     (000)   DESCRIPTION                                              COUPON       MATURITY                            VALUE
----------------------------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 5.4%
$   25,088   Repurchase Agreement with State Street Bank, dated        4.130%       7/03/06                   $   25,088,171
              6/30/06, repurchase price $25,096,806,
              collateralized by $19,870,000 U.S. Treasury
              Bonds, 8.125%, due 5/15/21, value $25,595,044
----------
----------------------------------------------------------------------------------------------------------------------------
             TOTAL SHORT-TERM INVESTMENTS (COST $25,088,171)                                                      25,088,171
             ---------------------------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS (COST $442,287,948) - 101.0%                                                      473,353,460
             ---------------------------------------------------------------------------------------------------------------
                                                                    NOTIONAL      EXPIRATION       STRIKE
 CONTRACTS   TYPE                                                 AMOUNT (2)           DATE         PRICE              VALUE
----------------------------------------------------------------------------------------------------------------------------
             CALL OPTIONS - (1.2)% (3)
      (200)  Mini-NDX 100 Index                                  $(3,250,000)       7/22/06        $162.5     $      (13,400)
    (1,430)  Mini-NDX 100 Index                                  (23,595,000)       7/22/06         165.0            (31,460)
      (120)  Mini-NDX 100 Index                                  (2,040,000)        7/22/06         170.0               (600)
    (1,540)  Mini-NDX 100 Index                                  (24,640,000)       8/19/06         160.0           (477,400)
    (1,420)  Mini-NDX 100 Index                                  (23,075,000)       8/19/06         162.5           (279,740)
    (1,750)  Mini-NDX 100 Index                                  (28,000,000)       9/16/06         160.0           (770,000)
      (138)  Nasdaq 100 Index                                    (22,425,000)       7/22/06          1625            (93,840)
      (147)  Nasdaq 100 Index                                    (24,255,000)       7/22/06          1650            (37,044)
      (128)  Nasdaq 100 Index                                    (21,760,000)       7/22/06          1700             (5,376)
      (190)  Nasdaq 100 Index                                    (30,875,000)       8/19/06          1625           (379,050)
      (154)  Nasdaq 100 Index                                    (25,410,000)       8/19/06          1650           (178,640)
      (212)  S&P 500 Index                                       (26,500,000)       7/22/06          1250           (630,700)
      (442)  S&P 500 Index                                       (56,355,000)       7/22/06          1275           (561,340)
      (210)  S&P 500 Index                                       (27,300,000)       7/22/06          1300            (62,580)
      (197)  S&P 500 Index                                       (24,625,000)       8/19/06          1250           (783,075)
      (227)  S&P 500 Index                                       (28,942,500)       8/19/06          1275           (520,965)
      (226)  S&P 500 Index                                       (29,380,000)       8/19/06          1300           (239,560)
      (230)  S&P 500 Index                                       (29,900,000)       9/16/06          1300           (418,600)
----------------------------------------------------------------------------------------------------------------------------
    (8,961)  TOTAL CALL OPTIONS (PREMIUMS RECEIVED $10,358,095)  (452,327,500)                                    (5,483,370)
----------------------------------------------------------------------------------------------------------------------------
             OTHER ASSETS LESS LIABILITIES - 0.2%                                                                    848,722
             ---------------------------------------------------------------------------------------------------------------
             NET ASSETS - 100%                                                                                $  468,718,812
             ---------------------------------------------------------------------------------------------------------------

        (1)      Non-income producing.
        (2)      For disclosure purposes, Notional Amount is calculated by multiplying the number of
                 Contracts by Strike Price by 100.
        (3)      The Fund may designate up to 100% of its Common Stock investments to cover outstanding
                 Call Options.
        ADR      American Depositary Receipt.

                                 See accompanying notes to financial statements.

Nuveen Equity Premium and Growth Fund (JPG)

Portfolio of
        INVESTMENTS June 30, 2006 (Unaudited)

    SHARES   DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------
             COMMON STOCKS - 95.7%
             AEROSPACE & DEFENSE - 1.6%
    20,500   Boeing Company                                                                                  $    1,679,155
     4,500   Goodrich Corporation                                                                                   181,305
    28,500   Honeywell International Inc.                                                                         1,148,550
    29,400   United Technologies Corporation                                                                      1,864,548
---------------------------------------------------------------------------------------------------------------------------
             Total Aerospace & Defense                                                                            4,873,558
             --------------------------------------------------------------------------------------------------------------
             AIR FREIGHT & LOGISTICS - 0.7%
    25,200   United Parcel Service, Inc., Class B                                                                 2,074,716
---------------------------------------------------------------------------------------------------------------------------
             AIRLINES - 0.4%
    14,900   AMR Corporation, (1)                                                                                   378,758
     9,600   Continental Airlines, Inc., (1)                                                                        286,080
    20,000   Southwest Airlines Co.                                                                                 327,400
     3,800   US Airways Group Inc., (1)                                                                             192,052
---------------------------------------------------------------------------------------------------------------------------
             Total Airlines                                                                                       1,184,290
             --------------------------------------------------------------------------------------------------------------
             AUTO COMPONENTS - 0.3%
    24,800   American Axle and Manufacturing Holdings Inc.                                                          424,328
    18,500   Cooper Tire & Rubber                                                                                   206,090
    14,000   Lear Corporation                                                                                       310,940
---------------------------------------------------------------------------------------------------------------------------
             Total Auto Components                                                                                  941,358
             --------------------------------------------------------------------------------------------------------------
             AUTOMOBILES - 0.6%
    82,400   Ford Motor Company                                                                                     571,032
    35,600   General Motors Corporation                                                                           1,060,524
     2,500   Harley-Davidson Inc.                                                                                   137,225
---------------------------------------------------------------------------------------------------------------------------
             Total Automobiles                                                                                    1,768,781
             --------------------------------------------------------------------------------------------------------------
             BEVERAGES - 0.6%
    35,000   Coca-Cola Company                                                                                    1,505,700
     7,500   PepsiCo, Inc.                                                                                          450,300
---------------------------------------------------------------------------------------------------------------------------
             Total Beverages                                                                                      1,956,000
             --------------------------------------------------------------------------------------------------------------
             BIOTECHNOLOGY - 0.1%
     4,100   Amgen Inc., (1)                                                                                        267,443
---------------------------------------------------------------------------------------------------------------------------
             BUILDING PRODUCTS - 0.0%
     4,000   Masco Corporation                                                                                      118,560
---------------------------------------------------------------------------------------------------------------------------
             CAPITAL MARKETS - 1.8%
     9,700   Administradora de Fondos de Pensiones Provida SA                                                       234,255
    16,000   American Capital Strategies Limited                                                                    535,680
    35,000   Charles Schwab Corporation                                                                             559,300
     8,500   Goldman Sachs Group, Inc.                                                                            1,278,655
     6,500   Jefferies Group, Inc.                                                                                  192,595
     3,500   Legg Mason, Inc.                                                                                       348,320
     4,200   Merrill Lynch & Co., Inc.                                                                              292,152
    31,000   Morgan Stanley                                                                                       1,959,510
    18,800   Waddell & Reed Financial, Inc., Class A                                                                386,528
---------------------------------------------------------------------------------------------------------------------------
             Total Capital Markets                                                                                5,786,995
             --------------------------------------------------------------------------------------------------------------
             CHEMICALS - 1.8%
    25,000   Dow Chemical Company                                                                                   975,750
    74,200   E.I. Du Pont de Nemours and Company                                                                  3,086,720
     2,700   Eastman Chemical Company                                                                               145,800
     5,300   Lyondell Chemical Company                                                                              120,098
    15,200   NL Industries Inc.                                                                                     163,400
     5,900   Olin Corporation                                                                                       105,787

       Portfolio of INVESTMENTS June 30, 2006 (Unaudited)

    SHARES   DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------
             CHEMICALS (continued)
    13,000   PPG Industries, Inc.                                                                            $      858,000
     9,600   RPM International, Inc.                                                                                172,800
---------------------------------------------------------------------------------------------------------------------------
             Total Chemicals                                                                                      5,628,355
             --------------------------------------------------------------------------------------------------------------
             COMMERCIAL BANKS - 9.4%
   167,514   Bank of America Corporation                                                                          8,057,472
    15,500   Comerica Incorporated                                                                                  805,845
    27,000   F.N.B. Corporation PA                                                                                  425,790
     9,000   Federated Investors Inc.                                                                               283,500
    12,900   Fifth Third Bancorp                                                                                    476,655
    53,500   First Horizon National Corporation                                                                   2,150,700
    30,000   HSBC Holdings PLC, Sponsored ADR                                                                     2,650,500
    48,400   Lloyds TSB Group PLC, Sponsored ADR                                                                  1,910,348
     4,500   National Australia Bank Limited, Sponsored ADR                                                         586,350
    28,500   National City Corporation                                                                            1,031,415
    20,000   North Fork Bancorporation Inc.                                                                         603,400
    28,200   Regions Financial Corporation                                                                          933,984
    93,000   U.S. Bancorp                                                                                         2,871,840
    51,300   Wachovia Corporation                                                                                 2,774,304
    28,800   Washington Mutual, Inc.                                                                              1,312,704
    40,800   Wells Fargo & Company                                                                                2,736,864
---------------------------------------------------------------------------------------------------------------------------
             Total Commercial Banks                                                                              29,611,671
             --------------------------------------------------------------------------------------------------------------
             COMMERCIAL SERVICES & SUPPLIES - 1.2%
    22,000   Automatic Data Processing, Inc.                                                                        997,700
     2,000   Avery Dennison Corporation                                                                             116,120
    67,100   Deluxe Corporation                                                                                   1,172,908
    13,000   Paychex, Inc.                                                                                          506,740
    56,500   ServiceMaster Company                                                                                  583,645
   118,800   Synagro Technologies, Inc.                                                                             466,884
---------------------------------------------------------------------------------------------------------------------------
             Total Commercial Services & Supplies                                                                 3,843,997
             --------------------------------------------------------------------------------------------------------------
             COMMUNICATIONS EQUIPMENT - 2.1%
    29,800   Ciena Corporation, (1)                                                                                 143,338
   125,800   Cisco Systems, Inc., (1)                                                                             2,456,874
    41,900   Corning Incorporated, (1)                                                                            1,013,561
    50,000   JDS Uniphase Corporation, (1)                                                                          126,500
    59,700   Motorola, Inc.                                                                                       1,202,955
    42,400   QUALCOMM Inc.                                                                                        1,698,968
---------------------------------------------------------------------------------------------------------------------------
             Total Communications Equipment                                                                       6,642,196
             --------------------------------------------------------------------------------------------------------------
             COMPUTERS & PERIPHERALS - 2.3%
    18,000   Apple Computer, Inc., (1)                                                                            1,028,160
    32,000   Dell Inc., (1)                                                                                         781,120
    65,500   Hewlett-Packard Company                                                                              2,075,040
    39,700   International Business Machines Corporation (IBM)                                                    3,049,754
     3,400   SanDisk Corporation, (1)                                                                               173,332
---------------------------------------------------------------------------------------------------------------------------
             Total Computers & Peripherals                                                                        7,107,406
             --------------------------------------------------------------------------------------------------------------
             CONTAINERS & PACKAGING - 0.3%
    22,600   Chesapeake Corporation                                                                                 370,866
    32,000   Packaging Corp. of America                                                                             704,640
---------------------------------------------------------------------------------------------------------------------------
             Total Containers & Packaging                                                                         1,075,506
             --------------------------------------------------------------------------------------------------------------
             DIVERSIFIED FINANCIAL SERVICES - 4.7%
     2,000   Chicago Merchantile Exchange                                                                           982,300
   177,500   Citigroup Inc.                                                                                       8,562,600
     4,000   Freddie Mac                                                                                            228,040
    27,800   Gladstone Capital Corporation                                                                          594,642
   104,500   JPMorgan Chase & Co.                                                                                 4,389,000
---------------------------------------------------------------------------------------------------------------------------
             Total Diversified Financial Services                                                                14,756,582
             --------------------------------------------------------------------------------------------------------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 4.5%
    23,500   Alaska Communications Systems Group Inc.                                                               297,275
   118,000   AT&T Inc.                                                                                            3,291,020
    16,000   BellSouth Corporation                                                                                  579,200
    97,700   Chunghwa Telecom Co., Ltd., Sponsored ADR                                                            1,804,519

    SHARES   DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------
             DIVERSIFIED TELECOMMUNICATION SERVICES (continued)
   104,800   Citizens Communications Company                                                                 $    1,367,640
     7,200   Compania Anonima Nacional Telefonos de Venezuela                                                       141,480
    78,200   Compania de Telecomunicaciones de Chile S.A.,                                                          534,888
              Sponsored ADR
    15,600   FairPoint Communications Inc.                                                                          224,640
     7,000   Magyar Telekom Telecommunications, (1)                                                                 132,580
    21,000   Portugal Telecom SA                                                                                    253,050
     9,600   PT Telekomunikasi Indonesia                                                                            308,160
     8,500   Sprint Nextel Corporation                                                                              169,915
    35,600   Telstra Corporation Limited, ADR                                                                       487,720
    25,100   Valor Communications Group Inc.                                                                        287,395
   129,500   Verizon Communications Inc.                                                                          4,336,955
---------------------------------------------------------------------------------------------------------------------------
             Total Diversified Telecommunication Services                                                        14,216,437
             --------------------------------------------------------------------------------------------------------------
             ELECTRIC UTILITIES - 1.3%
     5,400   Ameren Corporation                                                                                     272,700
    26,500   Centerpoint Energy Inc.                                                                                331,250
    17,000   Consolidated Edison, Inc.                                                                              755,480
    12,000   Duquesne Light Holdings Inc.                                                                           197,280
     6,000   Enel SpA, Sponsored ADR                                                                                258,120
    14,700   Great Plains Energy Incorporated                                                                       409,542
    21,000   Progress Energy, Inc.                                                                                  900,270
    15,200   TXU Corporation                                                                                        908,808
---------------------------------------------------------------------------------------------------------------------------
             Total Electric Utilities                                                                             4,033,450
             --------------------------------------------------------------------------------------------------------------
             ELECTRICAL EQUIPMENT - 1.1%
     2,500   Cooper Industries, Ltd., Class A                                                                       232,300
    30,000   Emerson Electric Co.                                                                                 2,514,300
     5,000   Hubbell Incorporated, Class B                                                                          238,250
     6,000   Rockwell Automation, Inc.                                                                              432,060
---------------------------------------------------------------------------------------------------------------------------
             Total Electrical Equipment                                                                           3,416,910
             --------------------------------------------------------------------------------------------------------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
     3,800   MEMC Electronic Materials, (1)                                                                         142,500
---------------------------------------------------------------------------------------------------------------------------
             ENERGY EQUIPMENT & SERVICES - 1.9%
    10,700   Baker Hughes Incorporated                                                                              875,795
     9,000   BJ Services Company                                                                                    335,340
     2,500   Diamond Offshore Drilling, Inc.                                                                        209,825
    19,200   Halliburton Company                                                                                  1,424,832
     2,500   National-Oilwell Varco Inc., (1)                                                                       158,300
    32,200   Schlumberger Limited                                                                                 2,096,542
     7,000   Transocean Inc., (1)                                                                                   562,240
     3,800   Weatherford International Ltd, (1)                                                                     188,556
---------------------------------------------------------------------------------------------------------------------------
             Total Energy Equipment & Services                                                                    5,851,430
             --------------------------------------------------------------------------------------------------------------
             FOOD & STAPLES RETAILING - 1.1%
    14,000   CVS Corporation                                                                                        429,800
    11,375   SUPERVALU Inc.                                                                                         349,213
    49,400   Wal-Mart Stores, Inc.                                                                                2,379,598
     4,500   Whole Foods Market, Inc.                                                                               290,880
---------------------------------------------------------------------------------------------------------------------------
             Total Food & Staples Retailing                                                                       3,449,491
             --------------------------------------------------------------------------------------------------------------
             FOOD PRODUCTS - 0.7%
    41,300   ConAgra Foods, Inc.                                                                                    913,143
    80,000   Sara Lee Corporation                                                                                 1,281,600
---------------------------------------------------------------------------------------------------------------------------
             Total Food Products                                                                                  2,194,743
             --------------------------------------------------------------------------------------------------------------
             GAS UTILITIES - 2.3%
    77,000   KeySpan Corporation                                                                                  3,110,800
    41,000   Nicor Inc.                                                                                           1,701,500
    71,000   Peoples Energy Corporation                                                                           2,549,610
---------------------------------------------------------------------------------------------------------------------------
             Total Gas Utilities                                                                                  7,361,910
             --------------------------------------------------------------------------------------------------------------

       Portfolio of INVESTMENTS June 30, 2006 (Unaudited)

    SHARES   DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
     5,200   Baxter International Inc.                                                                       $      191,152
    17,079   Boston Scientific Corporation, (1)                                                                     287,610
    19,000   Medtronic, Inc.                                                                                        891,480
---------------------------------------------------------------------------------------------------------------------------
             Total Health Care Equipment & Supplies                                                               1,370,242
             --------------------------------------------------------------------------------------------------------------
             HEALTH CARE PROVIDERS & SERVICES - 0.8%
    16,000   Aetna Inc.                                                                                             638,880
    13,500   HCA, Inc.                                                                                              582,525
     4,500   Humana Inc., (1)                                                                                       241,650
     3,000   LCA-Vision Inc.                                                                                        158,730
     3,600   UnitedHealth Group Incorporated                                                                        161,208
    10,100   Wellpoint Inc., (1)                                                                                    734,977
---------------------------------------------------------------------------------------------------------------------------
             Total Health Care Providers & Services                                                               2,517,970
             --------------------------------------------------------------------------------------------------------------
             HOTELS, RESTAURANTS & LEISURE - 0.8%
     9,600   Harrah's Entertainment, Inc.                                                                           683,328
     5,500   International Game Technology                                                                          208,670
    31,900   McDonald's Corporation                                                                               1,071,840
    10,200   Wendy's International, Inc.                                                                            594,558
---------------------------------------------------------------------------------------------------------------------------
             Total Hotels, Restaurants & Leisure                                                                  2,558,396
             --------------------------------------------------------------------------------------------------------------
             HOUSEHOLD DURABLES - 1.3%
    11,600   Furniture Brands International, Inc.                                                                   241,744
    13,500   Kimball International Inc., Class B                                                                    266,085
     5,000   Leggett and Platt Inc.                                                                                 124,900
    55,500   Newell Rubbermaid Inc.                                                                               1,433,565
    12,000   Snap-on Incorporated                                                                                   485,040
    13,500   Stanley Works                                                                                          637,470
     8,998   Whirlpool Corporation                                                                                  743,685
---------------------------------------------------------------------------------------------------------------------------
             Total Household Durables                                                                             3,932,489
             --------------------------------------------------------------------------------------------------------------
             HOUSEHOLD PRODUCTS - 1.9%
    20,000   Kimberly-Clark Corporation                                                                           1,234,000
    85,500   Procter & Gamble Company                                                                             4,753,800
---------------------------------------------------------------------------------------------------------------------------
             Total Household Products                                                                             5,987,800
             --------------------------------------------------------------------------------------------------------------
             INDUSTRIAL CONGLOMERATES - 4.9%
    32,000   3M Company                                                                                           2,584,640
     6,700   American Standard Companies Inc.                                                                       289,909
   325,900   General Electric Company                                                                            10,741,664
    15,200   Genuine Parts Company                                                                                  633,232
    39,500   Tyco International Ltd.                                                                              1,086,250
---------------------------------------------------------------------------------------------------------------------------
             Total Industrial Conglomerates                                                                      15,335,695
             --------------------------------------------------------------------------------------------------------------
             INSURANCE - 3.7%
    20,000   Allstate Corporation                                                                                 1,094,600
    33,500   American International Group, Inc.                                                                   1,978,175
    21,000   Arthur J. Gallagher & Co.                                                                              532,140
    29,000   AXA, Sponsored ADR                                                                                     950,620
    12,000   Fidelity National Financial, Inc.                                                                      467,400
     7,000   Hartford Financial Services Group, Inc.                                                                592,200
    74,333   Lincoln National Corporation                                                                         4,195,405
     8,000   Marsh & McLennan Companies, Inc.                                                                       215,120
    16,400   St. Paul Travelers Companies, Inc.                                                                     731,112
     9,900   Unitrin, Inc.                                                                                          431,541
     5,100   XL Capital Ltd, Class A                                                                                312,630
---------------------------------------------------------------------------------------------------------------------------
             Total Insurance                                                                                     11,500,943
             --------------------------------------------------------------------------------------------------------------
             INTERNET & CATALOG RETAIL - 0.1%
     8,500   Amazon.com, Inc., (1)                                                                                  328,780
---------------------------------------------------------------------------------------------------------------------------
             INTERNET SOFTWARE & SERVICES - 1.9%
    20,000   eBay Inc., (1)                                                                                         585,800
     7,100   Google Inc., Class A, (1)                                                                            2,977,243
   103,600   United Online, Inc.                                                                                  1,243,200
    30,700   Yahoo! Inc., (1)                                                                                     1,013,100
---------------------------------------------------------------------------------------------------------------------------
             Total Internet Software & Services                                                                   5,819,343
             --------------------------------------------------------------------------------------------------------------

    SHARES   DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------
             LEISURE EQUIPMENT & PRODUCTS - 0.3%
    11,500   Eastman Kodak Company                                                                           $      273,470
    39,200   Mattel, Inc.                                                                                           647,192
---------------------------------------------------------------------------------------------------------------------------
             Total Leisure Equipment & Products                                                                     920,662
             --------------------------------------------------------------------------------------------------------------
             MACHINERY - 1.3%
    35,000   Barnes Group Inc.                                                                                      698,250
    30,000   Caterpillar Inc.                                                                                     2,234,400
     9,600   Deere & Company                                                                                        801,504
     2,300   Joy Global Inc.                                                                                        119,807
     2,100   Volvo AB, Sponsored ADR                                                                                102,921
---------------------------------------------------------------------------------------------------------------------------
             Total Machinery                                                                                      3,956,882
             --------------------------------------------------------------------------------------------------------------
             MEDIA - 0.9%
     4,500   Clear Channel Communications, Inc.                                                                     139,275
    15,600   Dow Jones & Company, Inc.                                                                              546,156
        25   Live Nation Inc., (1)                                                                                      509
    88,300   Regal Entertainment Group, Class A                                                                   1,794,256
    37,000   Sirius Satellite Radio Inc., (1)                                                                       175,750
    18,500   World Wrestling Entertainment Inc.                                                                     312,465
---------------------------------------------------------------------------------------------------------------------------
             Total Media                                                                                          2,968,411
             --------------------------------------------------------------------------------------------------------------
             METALS & MINING - 1.7%
     9,200   Alcoa Inc.                                                                                             297,712
     7,000   Aluminum Corporation of China Limited                                                                  522,900
    47,500   Companhia Siderurgica Nacional S.A., Sponsored ADR                                                   1,529,500
     8,550   Gerdau SA                                                                                              127,481
     2,600   Phelps Dodge Corporation                                                                               213,616
    30,900   Southern Copper Corporation                                                                          2,754,117
---------------------------------------------------------------------------------------------------------------------------
             Total Metals & Mining                                                                                5,445,326
             --------------------------------------------------------------------------------------------------------------
             MULTILINE RETAIL - 0.5%
    19,200   Federated Department Stores, Inc.                                                                      702,720
     5,500   J.C. Penney Company, Inc.                                                                              371,305
    12,800   Nordstrom, Inc.                                                                                        467,200
---------------------------------------------------------------------------------------------------------------------------
             Total Multiline Retail                                                                               1,541,225
             --------------------------------------------------------------------------------------------------------------
             MULTI-UTILITIES - 1.2%
     4,800   Dominion Resources, Inc.                                                                               358,992
    76,000   Duke Energy Corporation                                                                              2,232,120
    10,500   National Grid PLC, Sponsored ADR                                                                       567,630
    10,500   ONEOK, Inc.                                                                                            357,420
    13,200   United Utilities PLC, Sponsored ADR                                                                    312,972
---------------------------------------------------------------------------------------------------------------------------
             Total Multi-Utilities                                                                                3,829,134
             --------------------------------------------------------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS - 7.8%
    68,900   Chevron Corporation                                                                                  4,275,934
    41,828   ConocoPhillips                                                                                       2,740,989
   185,000   ExxonMobil Corporation                                                                              11,349,750
     3,600   Frontline Limited                                                                                      136,260
     4,800   General Maritime Corporation                                                                           177,408
     7,800   Marathon Oil Corporation                                                                               649,740
   103,000   Norsk Hydro ASA                                                                                      2,751,130
    13,000   Occidental Petroleum Corporation                                                                     1,333,150
     3,500   Sinopec Shanghai Petrochemical Company, Limited                                                        172,725
    12,000   Valero Energy Corporation                                                                              798,240
     2,000   YPF Sociedad Anonima                                                                                    81,660
---------------------------------------------------------------------------------------------------------------------------
             Total Oil, Gas & Consumable Fuels                                                                   24,466,986
             --------------------------------------------------------------------------------------------------------------
             PAPER & FOREST PRODUCTS - 0.9%
     5,000   Bowater Incorporated                                                                                   113,750
    11,500   International Paper Company                                                                            371,450
     6,300   MeadWestvaco Corporation                                                                               175,959
    42,000   Potlatch Corporation                                                                                 1,585,500
     8,400   Weyerhaeuser Company                                                                                   522,900
---------------------------------------------------------------------------------------------------------------------------
             Total Paper & Forest Products                                                                        2,769,559
             --------------------------------------------------------------------------------------------------------------

       Portfolio of INVESTMENTS June 30, 2006 (Unaudited)

    SHARES   DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------
             PERSONAL PRODUCTS - 0.2%
    23,000   Avon Products, Inc.                                                                             $      713,000
---------------------------------------------------------------------------------------------------------------------------
             PHARMACEUTICALS - 8.9%
    65,000   Abbott Laboratories                                                                                  2,834,650
   169,000   Bristol-Myers Squibb Company                                                                         4,370,340
    35,300   Eli Lilly and Company                                                                                1,951,031
    89,900   Johnson & Johnson                                                                                    5,386,808
   140,500   Merck & Co. Inc.                                                                                     5,118,415
   277,500   Pfizer Inc.                                                                                          6,512,925
    36,000   Wyeth                                                                                                1,598,760
---------------------------------------------------------------------------------------------------------------------------
             Total Pharmaceuticals                                                                               27,772,929
             --------------------------------------------------------------------------------------------------------------
             REAL ESTATE - 3.4%
    18,200   American Home Mortgage Investment Corp.                                                                670,852
    68,000   Apartment Investment & Management Company, Class A                                                   2,954,600
     3,500   Colonial Properties Trust                                                                              172,900
    10,000   Glimcher Realty Trust                                                                                  248,100
    57,500   Healthcare Realty Trust, Inc.                                                                        1,831,375
    47,000   Hospitality Properties Trust                                                                         2,064,240
    30,500   Lexington Corporate Properties Trust                                                                   658,800
    53,300   Nationwide Health Properties, Inc.                                                                   1,199,783
    10,000   New Century Financial Corporation                                                                      457,500
    10,500   Omega Healthcare Investors Inc.                                                                        138,810
    20,000   Senior Housing Properties Trust                                                                        358,200
---------------------------------------------------------------------------------------------------------------------------
             Total Real Estate                                                                                   10,755,160
             --------------------------------------------------------------------------------------------------------------
             ROAD & RAIL - 0.3%
     4,500   Burlington Northern Santa Fe Corporation                                                               356,625
    18,500   Laidlaw International Inc.                                                                             466,200
     2,000   Norfolk Southern Corporation                                                                           106,440
---------------------------------------------------------------------------------------------------------------------------
             Total Road & Rail                                                                                      929,265
             --------------------------------------------------------------------------------------------------------------
             SEMICONDUCTORS & EQUIPMENT - 2.8%
    16,000   Advanced Micro Devices, Inc., (1)                                                                      390,720
    16,000   Analog Devices, Inc.                                                                                   514,240
    36,200   Applied Materials, Inc.                                                                                589,336
    16,800   Broadcom Corporation, Class A, (1)                                                                     504,840
   184,500   Intel Corporation                                                                                    3,496,275
     4,800   Linear Technology Corporation                                                                          160,752
    27,000   Microchip Technology Incorporated                                                                      905,850
    15,900   National Semiconductor Corporation                                                                     379,215
    13,400   NVIDIA Corporation, (1)                                                                                285,286
    34,200   Texas Instruments Incorporated                                                                       1,035,918
    17,800   Xilinx, Inc.                                                                                           403,170
---------------------------------------------------------------------------------------------------------------------------
             Total Semiconductors & Equipment                                                                     8,665,602
             --------------------------------------------------------------------------------------------------------------
             SOFTWARE - 2.7%
    12,400   Adobe Systems Incorporated, (1)                                                                        376,464
     6,000   Akamai Technologies, Inc., (1)                                                                         217,140
     3,000   Citrix Systems, (1)                                                                                    120,420
   232,500   Microsoft Corporation                                                                                5,417,250
    99,975   Oracle Corporation, (1)                                                                              1,448,652
     5,500   Red Hat, Inc., (1)                                                                                     128,700
     7,500   Salesforce.com, Inc., (1)                                                                              199,950
    20,200   Symantec Corporation, (1)                                                                              313,908
     6,500   VeriSign, Inc., (1)                                                                                    150,605
---------------------------------------------------------------------------------------------------------------------------
             Total Software                                                                                       8,373,089
             --------------------------------------------------------------------------------------------------------------
             SPECIALTY RETAIL - 2.3%
     6,450   Abercrombie & Fitch Co., Class A                                                                       357,524
    17,000   American Eagle Outfitters, Inc.                                                                        578,680
    17,000   Best Buy Co., Inc.                                                                                     932,280
     4,000   Circuit City Stores, Inc.                                                                              108,880
    39,500   Gap, Inc.                                                                                              687,300
    59,000   Home Depot, Inc.                                                                                     2,111,610
    30,700   Limited Brands, Inc.                                                                                   785,613
     7,000   Office Depot, Inc., (1)                                                                                266,000
    88,600   Pier 1 Imports, Inc.                                                                                   618,428

    SHARES   DESCRIPTION                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------------------
             SPECIALTY RETAIL (continued)
     7,300   Sherwin-Williams Company                                                                        $      346,604
    12,000   TJX Companies, Inc.                                                                                    274,320
    22,900   Tuesday Morning Corporation                                                                            301,135
---------------------------------------------------------------------------------------------------------------------------
             Total Specialty Retail                                                                               7,368,374
             --------------------------------------------------------------------------------------------------------------
             TEXTILES, APPAREL & LUXURY GOODS - 0.5%
     7,500   Cherokee Inc.                                                                                          310,200
    20,000   VF Corporation                                                                                       1,358,400
---------------------------------------------------------------------------------------------------------------------------
             Total Textiles, Apparel & Luxury Goods                                                               1,668,600
             --------------------------------------------------------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE - 0.9%
    18,900   Fannie Mae                                                                                             909,090
     5,100   Great Lakes Bancorp Inc., (1)                                                                           89,148
   113,200   New York Community Bancorp, Inc.                                                                     1,868,932
---------------------------------------------------------------------------------------------------------------------------
             Total Thrifts & Mortgage Finance                                                                     2,867,170
             --------------------------------------------------------------------------------------------------------------
             TOBACCO - 2.3%
    72,700   Altria Group, Inc.                                                                                   5,338,361
     1,500   Reynolds American Inc.                                                                                 172,950
    30,000   UST Inc.                                                                                             1,355,700
    16,900   Vector Group Ltd.                                                                                      274,625
---------------------------------------------------------------------------------------------------------------------------
             Total Tobacco                                                                                        7,141,636
             --------------------------------------------------------------------------------------------------------------
             TRANSPORTATION INFRASTRUCTURE - 0.1%
     2,800   Grupo Aeroportuario del Sureste SA de CV                                                                94,050
     2,700   Stolt-Nielsen S.A., Sponsored ADR                                                                       63,585
---------------------------------------------------------------------------------------------------------------------------
             Total Transportation Infrastructure                                                                    157,635
             --------------------------------------------------------------------------------------------------------------
             TOTAL COMMON STOCKS (COST $291,387,226)                                                            299,966,588
             --------------------------------------------------------------------------------------------------------------
                                                                    NOTIONAL      EXPIRATION       STRIKE
 CONTRACTS   TYPE                                                 AMOUNT (2)            DATE        PRICE              VALUE
----------------------------------------------------------------------------------------------------------------------------
             PUT OPTIONS - 0.1%
       285   S&P 500 Index                                       $32,775,000        7/22/06         $1150     $       15,675
       285   S&P 500 Index                                        33,487,500        7/22/06          1175             27,075
       512   S&P 500 Index                                        61,440,000        7/22/06          1200             87,040
       222   S&P 500 Index                                        27,195,000        7/22/06          1225             73,260
       299   S&P 500 Index                                        34,385,000        8/19/06          1150             76,245
       282   S&P 500 Index                                        33,135,000        8/19/06          1175            109,980
----------------------------------------------------------------------------------------------------------------------------
     1,885   TOTAL PUT OPTIONS (COST $1,107,343)                 222,417,500                                         389,275
----------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL
AMOUNT (000)   DESCRIPTION                                              COUPON        MATURITY                           VALUE
------------------------------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS - 5.0%
 $   15,593    Repurchase Agreement with State Street Bank, dated       4.130%        7/03/06                   $   15,592,876
               6/30/06, repurchase price $15,598,243,
               collateralized by:
                 $11,710,000 U.S. Treasury Bonds, 9.875%, due
                 11/15/15, value $15,846,921
                 $5,000 U.S. Treasury Bonds, 7.500%, due
                 11/15/16, value $5,935
                 $20,000 U.S. Treasury Bonds, 8.500%, due
                 2/15/20, value $26,637
                 $20,000 U.S. Treasury Bonds, 7.875%, due
                 2/15/21, value $25,525
-----------
------------------------------------------------------------------------------------------------------------------------------
               TOTAL SHORT-TERM INVESTMENTS (COST $15,592,876)                                                      15,592,876
               ---------------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS (COST $308,087,445) - 100.8%                                                      315,948,739
               ---------------------------------------------------------------------------------------------------------------

       Portfolio of INVESTMENTS June 30, 2006 (Unaudited)

                                                                     NOTIONAL       EXPIRATION      STRIKE
  CONTRACTS    TYPE                                                AMOUNT (2)            DATE        PRICE              VALUE
------------------------------------------------------------------------------------------------------------------------------
               CALL OPTIONS - (1.1)% (3)
       (235)   S&P 500 Index                                       $(29,375,000)      7/22/06         $1250     $     (699,125)
       (470)   S&P 500 Index                                       (59,925,000)       7/22/06          1275           (596,900)
       (218)   S&P 500 Index                                       (28,340,000)       7/22/06          1300            (64,964)
       (218)   S&P 500 Index                                       (27,250,000)       8/19/06          1250           (866,550)
       (248)   S&P 500 Index                                       (31,620,000)       8/19/06          1275           (569,160)
       (252)   S&P 500 Index                                       (32,760,000)       8/19/06          1300           (267,120)
       (244)   S&P 500 Index                                       (31,720,000)       9/16/06          1300           (444,080)
------------------------------------------------------------------------------------------------------------------------------
     (1,885)   TOTAL CALL OPTIONS (PREMIUMS RECEIVED $4,489,242)   (240,990,000)                                    (3,507,899)
------------------------------------------------------------------------------------------------------------------------------
               OTHER ASSETS LESS LIABILITIES - 0.3%                                                                  1,117,745
               ---------------------------------------------------------------------------------------------------------------
               NET ASSETS - 100%                                                                                $  313,558,585
               ---------------------------------------------------------------------------------------------------------------

        (1)      Non-income producing.
        (2)      For disclosure purposes, Notional Amount is calculated by multiplying the number of
                 Contracts by Strike Price by 100.
        (3)      The Fund may designate up to 100% of its Common Stock investments to cover outstanding
                 Call Options.
        ADR      American Depositary Receipt.

                                 See accompanying notes to financial statements.

Statement of
     ASSETS AND LIABILITIES June 30, 2006 (Unaudited)

                                                                    EQUITY             EQUITY           EQUITY            EQUITY
                                                                   PREMIUM            PREMIUM          PREMIUM           PREMIUM
                                                                    INCOME        OPPORTUNITY        ADVANTAGE        AND GROWTH
                                                                     (JPZ)              (JSN)            (JLA)             (JPG)
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $642,400,192, $1,133,482,327,
  $442,287,948 and $308,087,445, respectively)                $709,776,485     $1,206,928,349     $473,353,460     $315,948,739
Receivables:
  Dividends                                                      1,549,070          1,607,816          476,297          621,359
  Interest                                                           4,482              6,790            2,878            1,789
  Options sold                                                   2,198,495          2,993,465          711,268          779,056
  Reclaims                                                             296             27,472              472            1,989
Other assets                                                        18,840             34,606            9,010            5,992
--------------------------------------------------------------------------------------------------------------------------------
     Total assets                                              713,547,668      1,211,598,498      474,553,385      317,358,924
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Call options written, at value (premiums received
  $11,898,588, $22,760,724,
  $10,358,095 and $4,489,242, respectively)                      9,679,552         15,382,398        5,483,370        3,507,899
Accrued expenses:
  Management fees                                                  334,292            557,692          259,969          222,321
  Offering costs                                                        --                 --               --            6,000
  Other                                                            147,395            215,983           91,234           64,119
--------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                          10,161,239         16,156,073        5,834,573        3,800,339
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                    $703,386,429     $1,195,442,425     $468,718,812     $313,558,585
--------------------------------------------------------------------------------------------------------------------------------
Shares outstanding                                              38,321,275         65,679,911       25,632,480       16,505,240
--------------------------------------------------------------------------------------------------------------------------------
Net asset value per share outstanding                         $      18.35     $        18.20     $      18.29     $      19.00
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------------------------
Shares, $.01 par value per share                              $    383,213     $      656,799     $    256,325     $    165,052
Paid-in surplus                                                681,151,850      1,184,766,102      471,064,113      314,425,031
Undistributed (Over-distribution of) net investment income     (24,392,703)       (47,892,846)     (20,698,138)      (8,924,811)
Accumulated net realized gain (loss) from investments and
  derivative transactions                                      (23,351,260)       (22,911,978)     (17,843,725)        (949,324)
Net unrealized appreciation (depreciation) of investments
  and derivative transactions                                   69,595,329         80,824,348       35,940,237        8,842,637
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                    $703,386,429     $1,195,442,425     $468,718,812     $313,558,585
--------------------------------------------------------------------------------------------------------------------------------
Authorized shares                                                Unlimited          Unlimited        Unlimited        Unlimited
--------------------------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

Statement of
      OPERATIONS Six Months Ended June 30, 2006 (Unaudited)

                                                                    EQUITY           EQUITY           EQUITY           EQUITY
                                                                   PREMIUM          PREMIUM          PREMIUM          PREMIUM
                                                                    INCOME      OPPORTUNITY        ADVANTAGE       AND GROWTH
                                                                     (JPZ)            (JSN)            (JLA)            (JPG)
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $3,880, $41,219,
  $14,177 and $13,376, respectively)                          $  9,720,350     $12,930,273      $  3,792,783     $ 4,921,464
Interest                                                           847,300       1,420,817           581,260         359,533
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                         10,567,650      14,351,090         4,374,043       5,280,997
-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                  3,102,755       5,263,917         2,123,270       1,365,228
Shareholders' servicing agent fees and expenses                      1,368           1,665               421             427
Custodian's fees and expenses                                       81,265         148,249            66,700          68,125
Trustees' fees and expenses                                          7,916          14,835             5,198           7,970
Professional fees                                                   37,797          28,600            11,984          14,616
Shareholders' reports - printing and mailing expenses               67,594         141,004            42,333             738
Stock exchange listing fees                                          8,552          24,355             4,871           4,871
Investor relations expense                                          22,175          43,838            26,766          18,620
Organization expenses                                                   --              --             4,500              --
Other expenses                                                      47,865         102,593            69,756          32,951
-----------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense
  reimbursement                                                  3,377,287       5,769,056         2,355,799       1,513,546
  Custodian fee credit                                             (10,623)        (32,788)          (24,376)        (67,173)
  Expense reimbursement                                         (1,056,036)     (1,816,094)         (482,269)             --
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                     2,310,628       3,920,174         1,849,154       1,446,373
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                            8,257,022      10,430,916         2,524,889       3,834,624
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
  Investments                                                  (13,353,054)    (17,217,422)      (11,673,280)     (6,998,864)
  Option contracts written                                      17,019,337      36,208,823        17,158,279       6,354,270
Change in net unrealized appreciation (depreciation) of:
  Investments                                                   20,988,445       6,560,051         3,560,074      11,110,733
  Option contracts written                                      (4,920,111)     (8,006,894)       (2,649,988)     (1,574,650)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                         19,734,617      17,544,558         6,395,085       8,891,489
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations         $ 27,991,639     $27,975,474      $  8,919,974     $12,726,113
-----------------------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

Statement of
      CHANGES IN NET ASSETS (Unaudited)

                                                                                                         EQUITY PREMIUM
                                                                                                       OPPORTUNITY (JSN)
                                                                   EQUITY PREMIUM              ----------------------------------
                                                                    INCOME (JPZ)                                   FOR THE PERIOD
                                                           -------------------------------                                1/26/05
                                                                                                                    (COMMENCEMENT
                                                              SIX MONTHS              YEAR          SIX MONTHS     OF OPERATIONS)
                                                                   ENDED             ENDED               ENDED            THROUGH
                                                                 6/30/06          12/31/05             6/30/06           12/31/05
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                      $  8,257,022      $ 16,060,048      $   10,430,916      $  19,262,032
Net realized gain (loss) from:
  Investments                                               (13,353,054)      (18,142,299)        (17,217,422)       (36,918,822)
  Option contracts written                                   17,019,337        16,747,831          36,208,823          4,493,069
Change in net unrealized appreciation (depreciation) of:
  Investments                                                20,988,445         9,016,071           6,560,051         66,885,971
  Option contracts written                                   (4,920,111)       10,174,269          (8,006,894)        15,385,220
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations        27,991,639        33,855,920          27,975,474         69,107,470
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From and in excess of net investment income                 (32,649,725)               --         (58,323,762)                --
From net investment income                                           --       (15,325,480)                 --        (19,262,032)
From accumulated net realized gains                                  --                --                  --         (9,477,626)
Tax return of capital                                                --       (49,390,391)                 --        (67,663,695)
---------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders   (32,649,725)      (64,715,871)        (58,323,762)       (96,403,353)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from sale of shares and offering costs
  adjustments                                                    (4,982)           67,480             256,067      1,228,579,554
Net proceeds from shares issued to shareholders due to
  reinvestment of distributions                                      --        14,947,821                  --         24,150,891
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital share
  transactions                                                   (4,982)       15,015,301             256,067      1,252,730,445
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                        (4,663,068)      (15,844,650)        (30,092,221)     1,225,434,562
---------------------------------------------------------------------------------------------------------------------------------
Net assets at the beginning of period                       708,049,497       723,894,147       1,225,534,646            100,084
---------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                            $703,386,429      $708,049,497      $1,195,442,425      $1,225,534,646
---------------------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment
  income at the end of period                              $(24,392,703)     $         --      $  (47,892,846)     $          --
---------------------------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

Statement of
      CHANGES IN NET ASSETS (Unaudited) (continued)

                                                                      EQUITY PREMIUM                      EQUITY PREMIUM
                                                                      ADVANTAGE (JLA)                    AND GROWTH (JPG)
                                                              -------------------------------    --------------------------------
                                                                               FOR THE PERIOD                      FOR THE PERIOD
                                                                                      5/25/05                            11/22/05
                                                                                (COMMENCEMENT                       (COMMENCEMENT
                                                                SIX MONTHS     OF OPERATIONS)       SIX MONTHS     OF OPERATIONS)
                                                                     ENDED            THROUGH            ENDED            THROUGH
                                                                   6/30/06           12/31/05          6/30/06           12/31/05
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                         $  2,524,889     $   2,638,831     $  3,834,624      $     609,808
Net realized gain (loss) from:
  Investments                                                  (11,673,280)      (11,273,386)      (6,998,864)           (48,900)
  Option contracts written                                      17,158,279        (8,846,038)       6,354,270           (255,830)
Change in net unrealized appreciation (depreciation) of:
  Investments                                                    3,560,074        27,505,438       11,110,733         (3,249,440)
  Option contracts written                                      (2,649,988)        7,524,713       (1,574,650)         2,555,993
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations            8,919,974        17,549,558       12,726,113           (388,369)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From and in excess of net investment income                    (23,223,027)               --      (13,369,243)                --
From net investment income                                              --        (2,638,831)              --                 --
From accumulated net realized gains                                     --        (3,209,300)              --                 --
Tax return of capital                                                   --       (17,292,115)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders      (23,223,027)      (23,140,246)     (13,369,243)                --
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from sale of shares and offering costs
  adjustments                                                       42,694       484,128,408               --        314,490,000
Net proceeds from shares issued to shareholders due to
  reinvestment of distributions                                         --         4,341,367               --                 --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital share
  transactions                                                      42,694       488,469,775               --        314,490,000
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                          (14,260,359)      482,879,087         (643,130)       314,101,631
---------------------------------------------------------------------------------------------------------------------------------
Net assets at the beginning of period                          482,979,171           100,084      314,201,715            100,084
---------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                               $468,718,812     $ 482,979,171     $313,558,585      $ 314,201,715
---------------------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income
  at the end of period                                        $(20,698,138)    $          --     $ (8,924,811)     $     609,808
---------------------------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The funds (the "Funds") covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Equity Premium Income Fund
(JPZ), Nuveen Equity Premium Opportunity Fund (JSN), Nuveen Equity Premium Advantage Fund (JLA) and Nuveen Equity Premium and Growth Fund (JPG). The Funds are registered under the Investment Company Act of 1940, as amended, as diversified, closed-end management investment companies.

Prior to the commencement of operations, each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,084 by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), the recording of the organization expenses ($11,500 for Equity Premium Income (JPZ) and $13,500 per Fund for Equity Premium Opportunity (JSN), Equity Premium Advantage (JLA) and Equity Premium and Growth (JPG)) and their reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen.

Each Fund seeks to provide a high level of current income and gains by investing primarily in a diversified equity portfolio that seeks to substantially replicate price movements of either the Standard & Poor's 500 Stock Index or a weighted average of the Standard & Poor's 500 Stock Index and the NASDAQ-100 Index and is designed to support the Funds' index option strategies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation
Exchange-listed equity securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Equity securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Prices of index options are provided through an independent pricing service approved by the Funds' Board of Trustees. If the pricing service is unable to supply a price for a derivative investment the Funds may use a market quote provided by a major broker/dealer in such investments. If it is determined that market prices for an investment are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish fair value in accordance with procedures established in good faith by the Board of Trustees. In establishing fair value, the Board of Trustees, or its designee, will use a wide variety of market data including prices of comparable securities, indications of value from security dealers, general market conditions and other information and analysis. Short-term investments are valued at amortized cost, which approximates market value.

Index options are generally valued at the average of the closing bid and asked quotations. The close of trading of index options traded on the Chicago Board Options Exchange normally occurs at 4:15 ET, which is different from the normal 4:00 ET close of the NYSE (the time of day as of which each Fund's NAV is calculated). Under normal market circumstances, closing index option quotations are considered to reflect the index option contract values as of the close of the NYSE and will be used to value the option contracts. However, a significant change in the S&P 500 or NASDAQ-100 futures contracts between the NYSE close and the options market close will be considered as an indication that closing market quotations for index options do not reflect the value of the contracts as of the stock market close. In the event of such a significant change, the Board of Trustees, or its designee, will determine a fair value for the options. Any such fair valuation will likely take into account any information that may be available about the actual trading price of the affected option as of 4:00 ET, and if no such information is reliably available, the fair valuation of the option may take into account various option pricing methodologies, as determined to be appropriate under the circumstances.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method.

Option Transactions
Each Fund purchases index put options and writes (sells) index call options. The purchase of put options involves the risk of loss of all or part of the cash paid for the options. Put options purchased are accounted for in the same manner as portfolio securities.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)

When the Funds write an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value of the written option until the option expires or the Funds enter into a closing purchase transaction. When an index call option expires or the Funds enter into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a net realized gain on option contracts written or, if the net premium received is less than the amount paid, as a net realized loss on option contracts written. The Funds, as writers of an index call option, bear the risk of an unfavorable change in the market value of the index underlying the written option.

Investment Income
Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The Funds make monthly cash distributions to shareholders of a stated dollar amount per share. Subject to approval and oversight by the Funds' Board of Trustees, each Fund seeks to maintain a stable distribution level designed to deliver the long-term return potential of each Fund's investment strategy through regular monthly distributions (a "Managed Distribution Policy"). Total distributions during a calendar year generally will be made from each Fund's net investment income, net realized capital gains and net unrealized capital gains in the Fund's portfolio, if any. The portion of distributions paid from net unrealized gains, if any, would be distributed from the Fund's assets and would be treated by shareholders as a non-taxable distribution for tax purposes. If a Fund's total return on net asset value exceeds total distributions during a calendar year, the excess will be reflected as an increase in net asset value per share. In the event that total distributions during a calendar year exceed a Fund's total return on net asset value, the difference will be treated as a return of capital for tax purposes and will reduce net asset value per share. The final determination of the source and character of all distributions for the fiscal year are made after the end of the fiscal year and reflected in the financial statements contained in the annual report as of December 31 each year.

Real Estate Investment Trust ("REIT") distributions received by the Funds are generally comprised of ordinary income, long-term and short-term capital gains, and a return of REIT capital. The actual character of amounts received during the period are not known until after the fiscal year-end. For the fiscal year ended December 31, 2005, the character of distributions to the Funds from the REITs was as follows:

                                                     EQUITY              EQUITY              EQUITY              EQUITY
                                                    PREMIUM             PREMIUM             PREMIUM             PREMIUM
                                                     INCOME         OPPORTUNITY           ADVANTAGE          AND GROWTH
                                                      (JPZ)               (JSN)               (JLA)               (JPG)
-----------------------------------------------------------------------------------------------------------------------
Ordinary income                                      60.14%              46.28%              49.62%               46.66%
Long-term and short-term capital
  gains                                              21.75               20.99                1.75                17.49
Return of REIT capital                               18.11               32.73               48.63                35.85
-----------------------------------------------------------------------------------------------------------------------

For the fiscal year ended December 31, 2005, the Funds applied the actual character of distributions reported by the REITs in which the Funds invest to their receipts from the REITs. If a REIT held in the portfolio of investments did not report the actual character of its distributions during the period, the Funds treated the distributions as ordinary income.

For the six months ended June 30, 2006, the Funds applied the actual distribution characteristic percentages for the twelve months ended December 31, 2005, described above, to its receipts from the REITs and treated as income in the Statement of Operations only the amount of ordinary income so calculated. The Funds adjust that estimated breakdown of income type (and consequently their net investment income) as necessary early in the following calendar year when the REITs inform their shareholders of the actual breakdown of income type.

The actual character of distributions made by the Funds during the fiscal year ended December 31, 2005, are reflected in the accompanying financial statements.

The distributions made by the Funds during the six months ended June 30, 2006, are provisionally classified as being "From and in excess of net investment income", and those distributions will be classified as being from net investment income, net realized capital gains and/or a return of capital for tax purposes after the fiscal year end. For purposes of calculating "Undistributed (Over-distribution of) net investment income as of June 30, 2006, the distribution amounts provisionally classified as "From and in excess of net investment income" were treated as being entirely from net investment income. Consequently, the financial statements at June 30, 2006, reflect an over-distribution of net investment income.

Organization and Offering Costs
Nuveen Investments, LLC has agreed to reimburse all organization expenses (approximately $11,500 for Equity Premium Income (JPZ) and $13,500 per Fund for Equity Premium Opportunity (JSN), Equity Premium Advantage (JLA) and Equity Premium and Growth (JPG)) and pay all offering costs (other than the sales load) that exceed $.04 per share for each of the Funds. Equity Premium Income's (JPZ), Equity Premium Opportunity's (JSN), Equity Premium Advantage's (JLA) and Equity Premium and Growth's (JPG) share of offering costs ($1,033,270, $1,095,509, $968,898 and $660,000, respectively) were recorded as reductions of the proceeds from the sale of shares.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Funds' organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES
Transactions in shares were as follows:

                                                                                             EQUITY PREMIUM
                                                                                           OPPORTUNITY (JSN)
                                                    EQUITY PREMIUM                ------------------------------------
                                                     INCOME (JPZ)                                       FOR THE PERIOD
                                          ----------------------------------                                   1/26/05
                                                                        YEAR                             (COMMENCEMENT
                                              SIX MONTHS               ENDED          SIX MONTHS        OF OPERATIONS)
                                           ENDED 6/30/06            12/31/05       ENDED 6/30/06      THROUGH 12/31/05
----------------------------------------------------------------------------------------------------------------------
Shares sold                                          --                  --                  --            64,394,300
Shares issued to shareholders due
  to reinvestment of
  distributions                                      --             778,657                  --             1,280,371
----------------------------------------------------------------------------------------------------------------------
                                                     --             778,657                  --            65,674,671
----------------------------------------------------------------------------------------------------------------------

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)

                                                     EQUITY PREMIUM                            EQUITY PREMIUM
                                                    ADVANTAGE (JLA)                           AND GROWTH (JPG)
                                          ------------------------------------      ------------------------------------
                                                                FOR THE PERIOD                            FOR THE PERIOD
                                                                       5/25/05                                  11/22/05
                                                                 (COMMENCEMENT                             (COMMENCEMENT
                                              SIX MONTHS        OF OPERATIONS)          SIX MONTHS        OF OPERATIONS)
                                           ENDED 6/30/06      THROUGH 12/31/05       ENDED 6/30/06      THROUGH 12/31/05
------------------------------------------------------------------------------------------------------------------------
Shares sold                                          --            25,400,000                  --            16,500,000
Shares issued to shareholders due
  to reinvestment of
  distributions                                      --               227,240                  --                    --
------------------------------------------------------------------------------------------------------------------------
                                                     --            25,627,240                  --            16,500,000
------------------------------------------------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS
Purchases and sales (excluding put and call options and short-term investments) during the six months ended June 30, 2006, were as follows:

                                                     EQUITY              EQUITY              EQUITY              EQUITY
                                                    PREMIUM             PREMIUM             PREMIUM             PREMIUM
                                                     INCOME         OPPORTUNITY           ADVANTAGE          AND GROWTH
                                                      (JPZ)               (JSN)               (JLA)               (JPG)
-----------------------------------------------------------------------------------------------------------------------
Purchases                                     $ 86,123,573         $43,860,007         $51,336,990          $56,767,400
Sales                                          103,813,952          68,484,618          68,948,335           61,350,767
-----------------------------------------------------------------------------------------------------------------------

Transactions in index option contracts written during the six months ended June 30, 2006, were as follows:

                                                       EQUITY PREMIUM                          EQUITY PREMIUM
                                                        INCOME (JPZ)                         OPPORTUNITY (JSN)
                                             ----------------------------------      ----------------------------------
                                                  NUMBER OF            PREMIUMS           NUMBER OF            PREMIUMS
                                                  CONTRACTS            RECEIVED           CONTRACTS            RECEIVED
-----------------------------------------------------------------------------------------------------------------------
Outstanding, beginning of period                     5,370        $ 17,469,697              14,758         $ 32,582,025
Options written                                     19,818          59,807,016              53,188          105,708,446
Options terminated in closing
  purchase transactions                            (18,215)        (61,433,097)            (46,403)        (108,961,382)
Options expired                                     (1,763)         (3,945,028)             (5,911)          (6,568,365)
-----------------------------------------------------------------------------------------------------------------------
Outstanding, end of period                           5,210        $ 11,898,588              15,632         $ 22,760,724
-----------------------------------------------------------------------------------------------------------------------

                                                       EQUITY PREMIUM                          EQUITY PREMIUM
                                                      ADVANTAGE (JLA)                         AND GROWTH (JPG)
                                             ----------------------------------      ----------------------------------
                                                  NUMBER OF            PREMIUMS           NUMBER OF            PREMIUMS
                                                  CONTRACTS            RECEIVED           CONTRACTS            RECEIVED
-----------------------------------------------------------------------------------------------------------------------
Outstanding, beginning of period                     7,512        $ 13,854,368               1,931          $ 6,274,596
Options written                                     27,286          42,354,858               7,159           21,761,756
Options terminated in closing
  purchase transactions                            (21,091)        (42,366,135)             (6,713)         (22,509,041)
Options expired                                     (4,746)         (3,484,996)               (492)          (1,038,069)
-----------------------------------------------------------------------------------------------------------------------
Outstanding, end of period                           8,961         $10,358,095               1,885           $4,489,242
-----------------------------------------------------------------------------------------------------------------------

4. INCOME TAX INFORMATION
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions.

At June 30, 2006, the cost of investments (excluding call options written) was as follows:

                                                     EQUITY              EQUITY              EQUITY              EQUITY
                                                    PREMIUM             PREMIUM             PREMIUM             PREMIUM
                                                     INCOME         OPPORTUNITY           ADVANTAGE          AND GROWTH
                                                      (JPZ)               (JSN)               (JLA)               (JPG)
-----------------------------------------------------------------------------------------------------------------------
Cost of investments                            $642,400,298      $1,133,482,327        $442,287,948        $308,087,445
-----------------------------------------------------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding call options written) at June 30, 2006, were as follows:

                                                     EQUITY              EQUITY              EQUITY              EQUITY
                                                    PREMIUM             PREMIUM             PREMIUM             PREMIUM
                                                     INCOME         OPPORTUNITY           ADVANTAGE          AND GROWTH
                                                      (JPZ)               (JSN)               (JLA)               (JPG)
-----------------------------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                                $ 86,791,209        $124,833,722        $ 48,389,911          $16,854,743
  Depreciation                                 (19,415,022)        (51,387,700)        (17,324,399)          (8,993,449)
-----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investments                $67,376,187        $ 73,446,022        $ 31,065,512          $ 7,861,294
-----------------------------------------------------------------------------------------------------------------------

The tax components of undistributed net ordinary income and net long-term capital gains at December 31, 2005, the Fund's last tax year end, were as follows:

                                                     EQUITY              EQUITY              EQUITY              EQUITY
                                                    PREMIUM             PREMIUM             PREMIUM             PREMIUM
                                                     INCOME         OPPORTUNITY           ADVANTAGE          AND GROWTH
                                                      (JPZ)               (JSN)               (JLA)               (JPG)
-----------------------------------------------------------------------------------------------------------------------
Undistributed net ordinary income *                   $ --                $ --                $ --           $1,496,076
Undistributed net long-term capital
  gains                                                 --                  --                  --            1,343,890
-----------------------------------------------------------------------------------------------------------------------

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended December 31, 2005, was designated for purposes of the dividends paid deduction as follows:

                                                                                                                 EQUITY
                                                     EQUITY              EQUITY              EQUITY             PREMIUM
                                                    PREMIUM             PREMIUM             PREMIUM                 AND
                                                     INCOME       OPPORTUNITY**        ADVANTAGE***          GROWTH****
                                                      (JPZ)               (JSN)               (JLA)               (JPG)
-----------------------------------------------------------------------------------------------------------------------
Distributions from net ordinary
  income *                                     $15,325,480         $19,262,032          $2,638,831                 $ --
Distributions from net long-term
  capital gains                                         --           9,477,626           3,209,300                   --
Tax return of capital                           49,390,391          67,663,695          17,292,115                   --
-----------------------------------------------------------------------------------------------------------------------

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

** For the period January 26, 2005 (commencement of operations) through December 31, 2005.

*** For the period May 25, 2005 (commencement of operations) through December 31, 2005.

**** For the period November 22, 2005 (commencement of operations) through
     December 31, 2005.

At December 31, 2005, the Funds' last tax year end, Equity Premium Income (JPZ) had an unused capital loss carryforward of $7,414,945 available for federal income tax purposes to be applied against future capital gains, if any. If not applied the carryforward will expire in 2013.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)

The following Funds elected to defer net realized losses from investments incurred from November 1, 2005 though December 31, 2005 ("post-October losses") in accordance with Federal income tax regulations. The post-October losses were treated as having arisen on the first day of the current tax year:

                                                                      EQUITY              EQUITY              EQUITY
                                                                     PREMIUM             PREMIUM             PREMIUM
                                                                      INCOME         OPPORTUNITY           ADVANTAGE
                                                                       (JPZ)               (JSN)               (JLA)
--------------------------------------------------------------------------------------------------------------------
                                                                $12,706,689         $27,335,047          $16,291,808
--------------------------------------------------------------------------------------------------------------------

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily Managed Assets of each Fund as follows:

                                                                   EQUITY PREMIUM INCOME (JPZ)
                                                              EQUITY PREMIUM OPPORTUNITY (JSN)
                                                                EQUITY PREMIUM ADVANTAGE (JLA)
AVERAGE DAILY MANAGED ASSETS                                               FUND-LEVEL FEE RATE
----------------------------------------------------------------------------------------------
For the first $500 million                                                              .7000%
For the next $500 million                                                               .6750
For the next $500 million                                                               .6500
For the next $500 million                                                               .6250
For Managed Assets over $2 billion                                                      .6000
----------------------------------------------------------------------------------------------

                                                              EQUITY PREMIUM AND GROWTH (JPG)
AVERAGE DAILY MANAGED ASSETS                                              FUND-LEVEL FEE RATE
---------------------------------------------------------------------------------------------
For the first $500 million                                                              .6800%
For the next $500 million                                                               .6550
For the next $500 million                                                               .6300
For the next $500 million                                                               .6050
For Managed Assets over $2 billion                                                      .5800
---------------------------------------------------------------------------------------------

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of June 30, 2006, the complex-level fee rate was .1887%.

COMPLEX-LEVEL ASSETS (1)                                               COMPLEX-LEVEL FEE RATE
---------------------------------------------------------------------------------------------
For the first $55 billion                                                               .2000%
For the next $1 billion                                                                 .1800
For the next $1 billion                                                                 .1600
For the next $3 billion                                                                 .1425
For the next $3 billion                                                                 .1325
For the next $3 billion                                                                 .1250
For the next $5 billion                                                                 .1200
For the next $5 billion                                                                 .1175
For the next $15 billion                                                                .1150
For Managed Assets over $91 billion (2)                                                 .1400
---------------------------------------------------------------------------------------------

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Gateway Investment Advisers, L.P. ("Gateway") under which Gateway manages the investment portfolios of the Funds. Gateway is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first eight years of Equity Premium Income's (JPZ) operations, the Adviser has agreed to reimburse the Fund, as a percent-age of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                              YEAR ENDING
OCTOBER 31,                              OCTOBER 31,
-----------------------------------------------------------------------------------
2004 *                            .30%   2009                                   .30%
2005                              .30    2010                                   .22
2006                              .30    2011                                   .14
2007                              .30    2012                                   .07
2008                              .30
-----------------------------------------------------------------------------------

* From the commencement of operations.

The Adviser has not agreed to reimburse Equity Premium Income (JPZ) for any portion of its fees and expenses beyond October 31, 2012.

For the first eight years of Equity Premium Opportunity's (JSN) operations, the Adviser has agreed to reimburse the Fund, as a per-centage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                              YEAR ENDING
JANUARY 31,                              JANUARY 31,
-----------------------------------------------------------------------------------
2005 *                            .30%   2010                                   .30%
2006                              .30    2011                                   .22
2007                              .30    2012                                   .14
2008                              .30    2013                                   .07
2009                              .30
-----------------------------------------------------------------------------------

* From the commencement of operations.

The Adviser has not agreed to reimburse Equity Premium Opportunity (JSN) for any portion of its fees and expenses beyond January 31, 2013.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)

For the first six years of Equity Premium Advantage's (JLA) operations, the Adviser has agreed to reimburse the Fund, as a percent-age of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                              YEAR ENDING
MAY 31,                                  MAY 31,
-----------------------------------------------------------------------------------
2005 *                            .20%   2009                                   .20%
2006                              .20    2010                                   .20
2007                              .20    2011                                   .10
2008                              .20
-----------------------------------------------------------------------------------

* From the commencement of operations.

The Adviser has not agreed to reimburse Equity Premium Advantage (JLA) for any portion of its fees and expenses beyond May 31, 2011.

6. NEW ACCOUNTING PRONOUNCEMENT
Financial Accounting Standards Board Interpretation No. 48
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined with finality, but management is not presently aware of any specific matters that will need to be addressed differently as a result of FIN 48. At this time, management is evaluating the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

7. SUBSEQUENT EVENTS
Distributions to Shareholders
The Funds declared distributions were paid on August 1, 2006, to shareholders of record on July 15, 2006, as follows:

                                                     EQUITY              EQUITY              EQUITY              EQUITY
                                                    PREMIUM             PREMIUM             PREMIUM             PREMIUM
                                                     INCOME         OPPORTUNITY           ADVANTAGE                 AND
                                                      (JPZ)               (JSN)               (JLA)        GROWTH (JPG)
-----------------------------------------------------------------------------------------------------------------------
Distributions per share                             $.1420              $.1480              $.1510               $.1350
-----------------------------------------------------------------------------------------------------------------------

Financial
       HIGHLIGHTS (unaudited)

Financial
       HIGHLIGHTS (Unaudited)
Selected data for a share outstanding throughout each period:

                                                Investment Operations                           Less Distributions
                                        -------------------------------------     -----------------------------------------------
                                                               Net
                          Beginning            Net       Realized/                       Net                       Tax
                          Net Asset     Investment      Unrealized                Investment     Capital     Return of
                              Value      Income(a)     Gain (Loss)      Total         Income       Gains       Capital      Total
---------------------------------------------------------------------------------------------------------------------------------
EQUITY PREMIUM INCOME
  (JPZ)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 12/31:
2006(f)                   $   18.48     $      .22     $       .50     $  .72     $     (.85)*   $    --     $      --     $ (.85)
2005                          19.28            .42             .48        .90           (.40)         --         (1.30)     (1.70)
2004(b)                       19.10            .12             .24        .36           (.15)         --            --**     (.15)
EQUITY PREMIUM
  OPPORTUNITY (JSN)
---------------------------------------------------------------------------------------------------------------------------------
2006(f)                       18.66            .16             .27        .43           (.89)*        --            --       (.89)
2005(c)                       19.10            .30             .78       1.08           (.30)       (.15)        (1.05)     (1.50)
EQUITY PREMIUM
  ADVANTAGE (JLA)
---------------------------------------------------------------------------------------------------------------------------------
2006(f)                       18.84            .10             .26        .36           (.91)*        --            --       (.91)
2005(d)                       19.10            .10             .60        .70           (.10)       (.13)         (.69)      (.92)
EQUITY PREMIUM AND
  GROWTH (JPG)
---------------------------------------------------------------------------------------------------------------------------------
2006(f)                       19.04            .23             .54        .77           (.81)*        --            --       (.81)
2005(e)                       19.10            .04            (.06)      (.02)            --          --            --         --
---------------------------------------------------------------------------------------------------------------------------------


                                       Ending      Ending
                       Offering     Net Asset      Market
                          Costs         Value       Value
---------------------  ----------------------------------
EQUITY PREMIUM INCOME
  (JPZ)
---------------------------------------------------------
Year Ended 12/31:
2006(f)                $     --     $   18.35     $ 17.30
2005                         --         18.48       17.38
2004(b)                    (.03)        19.28       20.25
EQUITY PREMIUM
  OPPORTUNITY (JSN)
---------------------------------------------------------
2006(f)                      --         18.20     $ 18.00
2005(c)                    (.02)        18.66       17.39
EQUITY PREMIUM
  ADVANTAGE (JLA)
---------------------------------------------------------
2006(f)                      --         18.29     $ 18.15
2005(d)                    (.04)        18.84       17.56
EQUITY PREMIUM AND
  GROWTH (JPG)
---------------------------------------------------------
2006(f)                      --         19.00     $ 17.53
2005(e)                    (.04)        19.04       17.25
---------------------------------------------------------

* Represents distributions paid "From and in excess of net investment income" for the six months ended June 30, 2006.
**   Per share Tax Return of Capital rounds to less than $.01 per share.
***  Annualized.
**** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***** After custodian fee credit and expense reimbursement, where applicable.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) For the period October 26, 2004 (commencement of operations) through December 31, 2004.
(c) For the period January 26, 2005 (commencement of operations) through December 31, 2005.
(d) For the period May 25, 2005 (commencement of operations) through December 31, 2005.
(e) For the period November 22, 2005 (commencement of operations) through December 31, 2005.
(f)   For the six months ended June 30, 2006.

                                                             Ratios/Supplemental Data
                             ----------------------------------------------------------------------------------------
         Total Returns                    Before Credit/Reimbursement    After Credit/Reimbursement*****
     ---------------------                ----------------------------   --------------------------------
                     Based                                Ratio of Net                       Ratio of Net
                        on                    Ratio of      Investment         Ratio of        Investment
      Based on         Net       Ending    Expenses to       Income to      Expenses to         Income to   Portfolio
        Market       Asset   Net Assets        Average         Average          Average           Average    Turnover
     Value****   Value****        (000)     Net Assets      Net Assets       Net Assets        Net Assets        Rate
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
          4.32%       3.94%  $  703,386           .96%***         2.04%***          .66%***          2.35%***       13%
         (6.12)       4.88      708,049           .96            1.93             .65              2.25           29
          1.96        1.68      723,894          1.07***         3.49***          .73***           3.82***         1
---------------------------------------------------------------------------------------------------------------------
          8.59        2.28    1,195,442           .95***         1.42***          .65***           1.72***         4
         (5.90)       5.65    1,225,535           .95***         1.40***          .63***           1.72***        16
---------------------------------------------------------------------------------------------------------------------
          8.49        1.85%     468,719           .99***          .84***          .77***           1.06***        11
         (7.87)       3.43      482,979          1.01***          .71***          .78***            .93***         9
---------------------------------------------------------------------------------------------------------------------
          6.34        4.06%     313,559           .96***         2.40***          .92***           2.44***        19
        (13.75)       (.31)     314,202          1.11***         2.08***         1.11***           2.08***        --
---------------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

                 ANNUAL INVESTMENT
                 MANAGEMENT AGREEMENT
                 APPROVAL PROCESS

The Board of Trustees is responsible for overseeing the performance of the investment adviser to the Funds and determining whether to continue the advisory arrangements. At a meeting held on May 23-25, 2006 (the "May Meeting"), the Board of Trustees of the Funds, including the independent Trustees, unanimously approved the continuance of the Investment Management Agreement between the Nuveen Equity Premium Income Fund, Nuveen Equity Premium Opportunity Fund, and Nuveen Equity Premium Advantage Fund (collectively, the "Reviewed Funds") and NAM, and the Sub-Advisory Agreements between NAM and Gateway (the "Sub-Adviser") with respect to the Reviewed Funds. The Investment Management Agreement and Sub-Advisory Agreement with respect to the Nuveen Equity Premium and Growth Fund were not up for renewal, and therefore the Board did not review such agreements at the May Meeting on behalf of such Fund. NAM and the Sub-Adviser are each a "Fund Adviser."

THE APPROVAL PROCESS
During the course of the year, the Board received a wide variety of materials relating to the services provided by the Fund Advisers and the performance of the Reviewed Funds. To assist the Board in its evaluation of the advisory contract with a Fund Adviser at the May Meeting, the independent Trustees received extensive materials in advance of their meeting which outlined, among other things:

    - the nature, extent and quality of services provided by the Fund Adviser;

    - the organization and business operations of the Fund Adviser, including the responsibilities of various departments and key personnel;

    - the Reviewed Fund's past performance, the Reviewed Fund's performance compared to funds of similar investment objectives compiled by an independent third party and with recognized and/or customized benchmarks (as appropriate);

    - the profitability of the Fund Adviser and certain industry profitability analyses for unaffiliated advisers;

    - the expenses of the Fund Adviser in providing the various services;

    - the advisory fees (gross and net management fees) and total expense ratios of the Reviewed Fund, including comparisons of such fees and expenses with those of comparable, unaffiliated funds based on information and data provided by Lipper (the "Peer Universe") as well as compared to a subset of funds within the Peer Universe (the "Peer Group") to the respective Reviewed Fund (as applicable);

    - the advisory fees the Fund Adviser assesses to other types of investment products or clients;

    - the soft dollar practices of the Fund Adviser, if any; and

    - from independent legal counsel, a legal memorandum describing, among other things, the duties of the Trustees under the Investment Company Act of 1940 (the "1940 Act") as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an adviser's fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and factors to be considered by the board in voting on advisory agreements.

At the May Meeting, NAM made a presentation to and responded to questions from the Board. After the presentations and after reviewing the written materials, the independent Trustees met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and consider the renewal of the advisory contracts. It is with this background that the Trustees considered each advisory contract (which includes the Sub-Advisory Agreements) with the respective Fund Adviser. The independent Trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC directives relating to the renewal of advisory contracts. As outlined in more detail below, the Trustees considered all factors they believed relevant with respect to each Reviewed Fund, including the following: (a) the nature, extent and quality of the services to be provided by the Fund Adviser; (b) the investment performance of the Reviewed Fund and the Fund Adviser; (c) the costs of the services to be provided and profitability of the Fund Adviser and its affiliates; (d) the extent to which economies of scale would be realized as the Reviewed Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Reviewed Fund investors.

A. NATURE, EXTENT AND QUALITY OF SERVICES
In reviewing the Fund Advisers, the Trustees considered the nature, extent and quality of the respective Fund Adviser's services. The Trustees reviewed materials outlining, among other things, the Fund Adviser's organization and business; the types of services that the Fund Adviser or its affiliates provide and are expected to provide to the Reviewed Funds; the performance record of the applicable Reviewed Fund (as described in further detail below); and any initiatives Nuveen has taken for its fund product line. In connection with their continued service as Trustees, the Trustees also have a good understanding of each Fund Adviser's organization, operations and personnel. In this regard, the Trustees are familiar with and have evaluated the professional experience, qualifications and credentials of the Fund Adviser's personnel. With respect to the Sub-Adviser, the Trustees also received and reviewed an evaluation of the Sub-Adviser from NAM. Such evaluation outlined, among other things, the Sub-Adviser's organizational history, client base, product mix, investment team and any changes thereto, investment process and any changes to its investment strategy, the Reviewed Fund's investment objectives and performance (as applicable). The Trustees noted that NAM recommended the renewal of the Sub-Advisory Agreements and considered the basis for such recommendation and any qualifications in connection therewith. Given the Trustees' experience with the Reviewed Funds (including any other Nuveen funds advised by a Fund Adviser) and each Fund Adviser, the Trustees recognized and considered the quality of their investment processes in making portfolio management decisions as well as any refinements or improvements thereto. In this regard, the Trustees considered the continued quality of the Fund Adviser's investment process in making portfolio management decisions as well as any additional refinements and improvements adopted to the portfolio management processes.

In addition to advisory services, the independent Trustees considered the quality of any administrative or non-advisory services provided. With respect to the Sub-Adviser, the independent Trustees noted that the Sub-Advisory Agreements were essentially agreements for portfolio management services only and the Sub-Adviser was not expected to supply other significant administrative services to the Reviewed Funds.

With respect to NAM, NAM provides the Reviewed Funds with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Reviewed Funds) and officers and other personnel as are necessary for the operations of the respective Reviewed Fund. In connection with the review of the Investment Management Agreement, the Trustees considered the extent and quality of these other services which include, among other things, providing: product management (e.g., product positioning, performance benchmarking, risk management); fund administration (e.g., daily net asset value pricing and reconciliation, tax reporting, fulfilling regulatory filing requirements); oversight of third party service providers; administration of board relations (e.g., organizing board meetings and preparing related materials); compliance (e.g., monitoring compliance with investment policies and guidelines and regulatory requirements); and legal support (e.g., helping prepare and file registration statements, amendments thereto, proxy statements and responding to regulatory requests and/or inquiries). As the Reviewed Funds operate in a highly regulated industry and given the importance of compliance, the Trustees considered, in particular, the additions of experienced personnel to the compliance teams and the enhancements to technology and related systems to support the compliance activities for the Reviewed Funds (including a new reporting system for quarterly portfolio holdings). In addition to the above, because the Reviewed Funds utilize a Sub-Adviser, the Trustees also considered NAM's ability and procedures to monitor the Sub-Adviser's performance, business practices and compliance policies and procedures. In this regard, the Trustees noted the enhancements in the investment oversight process, including increased site visits and departments participating in investment oversight.

In addition to the foregoing, the Trustees also noted the additional services that the Fund Adviser or its affiliates provide to closed-end funds, including, in particular, secondary market support activities. The Trustees recognized Nuveen's continued commitment to supporting the secondary market for the common shares of its closed-end funds through a variety of initiatives designed to raise investor and analyst awareness and understanding of closed-end funds. These efforts include providing advertising and other media relations programs, continued contact with analysts, maintaining and enhancing its website for closed-end funds, and targeted advisor communication programs. With respect to Nuveen closed-end funds that utilize leverage through the issuance of preferred shares, the Trustees noted Nuveen's continued support for the preferred shares by maintaining, among other things, an in-house preferred trading desk; designating a product manager whose responsibilities include creating and disseminating product information and managing relations in connection with the preferred share auction; and maintaining systems necessary to test compliance with rating agency requirements.

Based on their review, the Trustees found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Reviewed Fund under the Investment Management Agreement or Sub-Advisory Agreement, as applicable, were of a high level and were satisfactory.

B. THE INVESTMENT PERFORMANCE OF THE REVIEWED FUNDS AND THE FUND ADVISERS
The Board considered the investment performance for each Reviewed Fund, including the Reviewed Fund's historic performance as well as its performance compared to funds with similar investment objectives identified by an independent third party (the "Performance Peer Group") and recognized and/or customized benchmarks (as applicable). In evaluating the performance information, in certain instances, the Trustees noted that the closest Performance Peer Group for a fund still may not adequately reflect such fund's investment objectives, strategies and portfolio duration, thereby limiting the usefulness of the comparisons of such fund's performance with that of the Performance Peer Group (such as, the Nuveen Diversified Dividend and Income Fund, Nuveen Preferred and Convertible Income Fund, Nuveen Preferred and Convertible Income Fund 2, Nuveen Tax-Advantaged Floating Rate Fund, and the Nuveen Real Estate Income Fund).

In reviewing performance, the Trustees reviewed performance information including, among other things, total return information compared with the Reviewed Fund's Performance Peer Group as well as recognized and/or customized benchmarks (as appropriate) for the one-, three- and five-year periods (as applicable) ending December 31, 2005. This information supplements the fund performance information provided to the Board at each of their quarterly meetings. Based on their review, the Trustees determined that the respective Reviewed Fund's absolute and relative investment performance over time had been satisfactory.

                 ANNUAL INVESTMENT
                 MANAGEMENT AGREEMENT APPROVAL PROCESS (continued)

C. FEES, EXPENSES AND PROFITABILITY
   1. FEES AND EXPENSES
   In evaluating the management fees and expenses of a Reviewed Fund, the Board reviewed, among other things, the Reviewed Fund's advisory fees (net and gross management fees) and total expense ratios (before and after expense reimbursements and/or waivers) in absolute terms as well as comparisons to the gross management fees (before waivers), net management fees (after waivers) and total expense ratios (before and after waivers) of comparable funds in the Peer Universe and the Peer Group. The Trustees reviewed data regarding the construction of Peer Groups as well as the methods of measurement for the fee and expense analysis and the performance analysis. In certain cases, due to the small number of peers in the Peer Universe, the Peer Universe and the Peer Group may be the same. Further, the Trustees recognized that in certain cases the closest Peer Universe and/or Peer Group may not adequately reflect a fund's investment objectives and strategies limiting the usefulness of comparisons. In reviewing comparisons, the Trustees also considered the size of the Peer Universe and/or Peer Group, the composition of the Peer Group (including differences in the use of leverage) as well as differing levels of fee waivers and/or expense reimbursements. In this regard, the Trustees considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain funds launched since 1999). Based on their review of the fee and expense information provided, the Trustees determined that each Reviewed Fund's net total expense ratio was within an acceptable range compared to peers.

   2. COMPARISONS WITH THE FEES OF OTHER CLIENTS
   The Trustees further reviewed data comparing the advisory fees of NAM with fees NAM charges to other clients (such as separate managed accounts and funds that are not offered by Nuveen Investments but are sub-advised by one of Nuveen's investment management teams). In general, the advisory fees charged for separate accounts are somewhat lower than the advisory fees assessed to the Reviewed Funds. The Trustees recognized that the differences in fees are attributable to a variety of factors, including the differences in services provided, product distribution, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Trustees noted, in particular, that the range of services provided to the Reviewed Funds is more extensive than that provided to managed separate accounts. As described in further detail above, such additional services include, but are not limited to, providing: product management, fund administration, oversight of third party service providers, administration of board relations, and legal support. Funds further operate in a highly regulated industry requiring extensive compliance functions compared to the other investment products. In addition to the costs of the additional services, administrative costs may also be greater for funds as the average account size for separate accounts is notably larger than the retail accounts of funds. Given the differences in the product structures, particularly the extensive services provided to closed-end funds, the Trustees believe such facts justify the different levels of fees.

   In considering the advisory fees of the Sub-Adviser, the Trustees also considered the pricing schedule that the Sub-Adviser charges for similar investment management services for other sponsors or clients.

   3. PROFITABILITY OF FUND ADVISERS
   In conjunction with its review of fees, the Trustees also considered the profitability of Nuveen Investments for advisory activities (which incorporated Nuveen's wholly-owned affiliated sub-advisers). The Trustees reviewed data comparing Nuveen's profitability with other fund sponsors prepared by three independent third party service providers as well as comparisons of the revenues, expenses and profits margins of various unaffiliated management firms with similar amounts of assets under management prepared by Nuveen. The Trustees further reviewed the 2005 Annual Report for Nuveen Investments. In considering profitability, the Trustees recognized the inherent limitations in determining profitability as well as the difficulties in comparing the profitability of other unaffiliated advisers. Profitability may be affected by numerous factors, including the methodology for allocating expenses, the adviser's business mix, the types of funds managed, the adviser's capital structure and cost of capital. Further, individual fund or product line profitability of other sponsors is generally not publicly available. Accordingly, the profitability information that is publicly available from various investment advisory or management firms may not be representative of the industry.

Notwithstanding the foregoing, in reviewing profitability, the Trustees reviewed Nuveen's methodology and assumptions for allocating expenses across product lines to determine profitability. In this regard, the methods of allocation used appeared reasonable. The Trustees also, to the extent available, compared Nuveen's profitability margins (including pre- and post-marketing profit margins) with the profitability of various unaffiliated management firms. The Trustees noted that Nuveen's profitability is enhanced due to its efficient internal business model. The Trustees also recognized that while a number of factors affect profitability, Nuveen's profitability may change as fee waivers and/or expense reimbursement commitments of Nuveen to various funds in the Nuveen complex expire. To keep apprised of profitability and developments that may affect profitability, the Trustees have requested profitability analysis be provided periodically during the year. The Trustees also considered the Sub-Adviser's revenues from serving as a Sub-Adviser to the Reviewed Funds, expenses (including the basis for allocating expenses) and profitability margins (pre- and post-tax). Based on their review, the Trustees were satisfied that the respective Fund Adviser's level of profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to a Fund Adviser as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates are expected to receive that are directly attributable to their management of the Reviewed Funds, if any. See Section E below for additional information. Based on their review of the overall fee arrangements of the applicable Reviewed Fund, the Trustees determined that the advisory fees and expenses of the respective Reviewed Fund were reasonable.

D. ECONOMIES OF SCALE AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE With respect to economies of scale, the Trustees recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base as a fund grows. To help ensure the shareholders share in these benefits, the Trustees have reviewed and considered the breakpoints in the advisory fee schedules that reduce advisory fees as the applicable Reviewed Fund's assets grow. In addition to advisory fee breakpoints as assets in a respective Reviewed Fund rise, after lengthy discussions with management, the Board also approved a complex-wide fee arrangement that was introduced on August 1, 2004. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex, including the Reviewed Funds, are reduced as the assets in the fund complex reach certain levels. In evaluating the complex-wide fee arrangement, the Trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all funds in the Nuveen complex. The Trustees noted that 2005 was the first full year to reflect the fee reductions from the complex wide fee arrangement. The Trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the Trustees concluded that the breakpoint schedule and complex-wide fee arrangement currently was acceptable and desirable in providing benefits from economies of scale to shareholders.

E. INDIRECT BENEFITS
In evaluating fees, the Trustees also considered any indirect benefits or profits the Fund Adviser or its affiliates may receive as a result of its relationship with the Reviewed Funds. In this regard, the Trustees considered revenues received by affiliates of the Fund Adviser for serving as agent at Nuveen's preferred trading desk and for serving as a co-manager in the initial public offering of new closed-end exchange traded funds.

In addition to the above, the Trustees considered whether the Fund Adviser received any benefits from soft dollar arrangements. With respect to NAM, the Trustees noted that NAM does not currently have any soft dollar arrangements and does not pay excess brokerage commissions (or spreads on principal transactions) in order to receive research services; however, NAM may from time to time receive and have access to research generally provided to institutional clients.

The Trustees also considered the soft dollar arrangements, if any, of the Sub-Adviser. With respect to Gateway, while Gateway may select brokers that provide it with research services, it is Gateway's practice not to receive soft dollar credits in connection with trades executed for the Reviewed Funds.

The Trustees did not identify any single factor discussed previously as all-important or controlling. The Trustees, including a majority of independent Trustees, concluded that the terms of the Investment Management Agreement and Sub-Advisory Agreements were fair and reasonable, that the respective Fund Adviser's fees are reasonable in light of the services provided to each Reviewed Fund, and that the renewal of the respective Investment Management Agreement and Sub-Advisory Agreement should be approved.

Reinvest Automatically
       EASILY AND CONVENIENTLY

NUVEEN EXCHANGE-TRADED CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Exchange-Traded Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO
SET UP YOUR REINVESTMENT ACCOUNT.


The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

AUTOMATIC DIVIDEND
     REINVESTMENT PLAN

NOTICE OF AMENDMENT TO THE TERMS AND CONDITIONS

The Fund is amending the terms and conditions of its Automatic Dividend Reinvestment Plan (the "Plan") as further described below effective with the close of business on December 1, 2006. THESE CHANGES ARE INTENDED TO ENABLE PLAN PARTICIPANTS UNDER CERTAIN CIRCUMSTANCES TO REINVEST FUND DISTRIBUTIONS AT A LOWER AGGREGATE COST THAN IS POSSIBLE UNDER THE EXISTING PLAN. Shareholders who do not wish to continue as participants under the amended Plan may withdraw from the Plan by notifying the Plan Agent prior to the effective date of the amendments. Participants should refer to their Plan document for notification instructions, or may simply call Nuveen at (800) 257-8787.

Fund shareholders who elect to participate in the Plan are able to have Fund distributions consisting of income dividends, realized capital gains and returns of capital automatically reinvested in additional Fund shares. Under the Plan's existing terms, the Plan Agent purchases Fund shares in the open market if the Fund's shares are trading at a discount to their net asset value on the payable date for the distribution. If the Fund's shares are trading at or above their net asset value on the payable date for the distribution, the Plan Agent purchases newly-issued Fund shares directly from the Fund at a price equal to the greater of the shares' net asset value or 95% of the shares' market value.

Under the Plan's amended terms, if the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value. This change will permit Plan participants under these circumstances to reinvest Fund distributions at a lower aggregate cost than is possible under the existing Plan.

                                     Notes

OTHER USEFUL
      INFORMATION

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

The Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

MARKET YIELD (ALSO KNOWN AS DISTRIBUTION YIELD OR CURRENT YIELD): Market yield is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. REIT distributions received by the Fund are generally comprised of investment income, long-term and short-term capital gains and a REIT return of capital. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Chicago, IL

The Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

(back cover photo)

       NUVEEN INVESTMENTS:

       SERVING INVESTORS
                                FOR GENERATIONS

       Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

       Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

       WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

       Managing more than $149 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; Symphony, a leading institutional manager of market-neutral alternative investment portfolios; Santa Barbara, a leader in growth equities; and Tradewinds NWQ, a leader in global equities.

       FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

       To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

       Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

 - Share prices
 - Fund details
 - Daily financial news
 - Investor education
 - Interactive planning tools

                                                                      LEARN MORE
                                                           ABOUT NUVEEN FUNDS AT
                                                              WWW.NUVEEN.COM/CEF

                                                                     ESA-D-0606D

                                                                     NUVEEN LOGO

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During this reporting period, the registrant's Board of Trustees implemented a change to the procedures by which shareholders may recommend nominees to the registrant's board of trustees by amending the registrant's by-laws to include a provision specifying the date by which shareholder nominations for election as trustee at a subsequent meeting must be submitted to the registrant. Shareholders must deliver or mail notice to the registrant not less than forty-five days nor more than sixty days prior to the first anniversary date of the date on which the registrant first mailed its proxy materials for the prior year's annual meeting; provided, however, if and only if the annual meeting is not scheduled to be held within a period that commences thirty days before the first anniversary date of the annual meeting for the preceding year and ends thirty days after such anniversary date (an annual meeting date outside such period being referred to as an "Other Annual Meeting Date" hereafter), the shareholder notice must be given no later than the close of business on the date forty-five days prior to such Other Annual Meeting Date or the tenth business day following the date such Other Annual Meeting Date is first publicly announced or disclosed. The shareholder's notice must be in writing and set forth the name, age, date of birth, business address, residence address and nationality of the person(s) being nominated and the class or series, number of all shares of the registrant owned of record or beneficially be each such person(s), any other information regarding such person required by Item 401 of Regulation S-K or Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended, any other information regarding the person(s) to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees, and whether such shareholder believes any nominee is or will be an "interested person" (as that term is defined in the Investment Company Act of 1940, as amended) of the registrant or sufficient information to enable the registrant to make that determination and the written and signed consent of the person(s) to be nominated.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Equity Premium Opportunity Fund

By (Signature and Title)*   /s/ Jessica R. Droeger
                            ---------------------------------------
                            Jessica R. Droeger
                            Vice President and Secretary

Date: September 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Gifford R. Zimmerman
                            ---------------------------------------
                            Gifford R. Zimmerman
                            Chief Administrative Officer
                            (principal executive officer)

Date: September 8, 2006

By (Signature and Title)*   /s/ Stephen D. Foy
                            ---------------------------------------
                            Stephen D. Foy
                            Vice President and Controller
                            (principal financial officer)

Date: September 8, 2006

* Print the name and title of each signing officer under his or her signature.